UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2014 through August 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Institutional Trust Funds

August 31, 2014 (Unaudited)

JPMorgan Core Bond Trust

JPMorgan Equity Index Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

SEPTEMBER 18, 2014 (Unaudited)

Dear Shareholder,

With a backdrop of continued accommodative policies among the world’s central banks and low growth, low inflation and low volatility, global financial markets performed well overall during the six months ended August 31, 2014. In the U.S., low borrowing costs, a surge in corporate mergers and healthy corporate earnings drove U.S. equity indices to successive record highs during the period. Fixed income markets also posted gains as long-term interest rates declined during the six month period and demand for debt securities outpaced supply. Bond yields, which generally move in the opposite direction of prices, tumbled lower over the six months and yields on longer maturity U.S. Treasury securities reached their lowest levels in more than a year. From May through June, market volatility retreated to lows not consistently seen since 2007, before spiking in July on geopolitical tensions, and then retreating again at the end of August. The Barclays U.S. Aggregate Index returned 2.74% for the six month period. The Standard & Poor’s 500 Index put an exclamation point on the six months by breaching the 2,000-point level for the first time and closing at a record high 2003.37 points on August 29, 2014.

“While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices.”

In the broader U.S. economy, growth returned after a brief drop in the winter months and business investment and spending on durable goods also improved during the reporting period. While housing data were mixed, the unemployment rate dropped to 6.10% in August from 6.70% in March, and other jobs numbers showed meaningful improvement. In response to sustained improvement — particularly in jobs data — the U.S. Federal Reserve (the “Fed”) steadily reduced its Quantitative Easing program to $25 billion in monthly purchases of Treasury bonds and mortgage-backed securities by the end of August. Meanwhile, Fed Chairwoman Janet Yellen sought to reassure investors and the public at large that central bank policy would remain accommodative into 2015. In August, she reiterated that stance at a closely watched global economic conference in Jackson Hole, Wyoming.

While U.S. investors and policy makers were watching for signs of nascent inflationary pressures, the European Union began to confront the threat of potential price deflation. In an unprecedented move in June, European Central Bank President Mario Draghi cut the deposit rate to negative 0.10% from 0.00% in a bid to push banks to extend lending by effectively charging them for parking excess cash with the central bank. Draghi followed up in August with a statement that acknowledged the need to spur job creation and signaled his commitment to support growth and head off a destructive deflationary spiral. In Japan, weaker-than-expected economic data fueled fears that policies aimed at reviving growth were faltering. Consumer spending shrank sharply, potentially due to an April increase in the nation’s consumption tax. Throughout the six month period, the Bank of Japan continued its aggressive program of bond purchases. For the six months ended August 31, 2014, the MSCI Europe, Australasian and Far East Index returned 4.02%.

Isolated geopolitical conflicts in Ukraine, Gaza and Iraq drove some investors toward so-called safe havens, particularly U.S. fixed income securities, but financial markets in general shrugged off much of the impact from these events. Elsewhere, a long-running dispute over restructured payments to holders of Argentina’s sovereign debt made headlines but had little effect on global bond markets.

Emerging markets generally performed well during the six month period, rebounding from a sell-off in late 2013. In China, domestic economic data weakened toward the end of the six month period. However, the government’s targeted stimulus appeared to be working to counter any slowdown in growth. Two of the world’s largest democracies, India and Indonesia, held generally peaceful elections, and Turkey’s prime minister was elected the next president, as expected. In Brazil, the death of opposition presidential candidate Eduardo Campos in an airplane crash raised uncertainty about the upcoming elections and prospects for change in Brazil’s economic policies. In Thailand, months of political unrest led to a military coup in May. For the six months ended August 31, 2014, the MSCI Emerging Markets Index returned 12.78%.

While both global bond and equity markets performed well during the past six months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices. Policymakers and economists stated their fear that investors had grown complacent amid the extended period of low volatility across stock, bond, foreign exchange and commodities markets. At the same time, moderate price inflation and a stronger dollar helped to dispel warnings that Fed policies would unleash rapid inflation and debase the U.S. currency. In the face of all these concerns, both bonds and equities generated positive returns for the six month period and rewarded those investors who maintained a diversified portfolio and a long-term perspective.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

Financial markets generally performed well, primarily driven by the accommodative stance of central banks throughout the six months ended August 31, 2014. The U.S. economy rebounded from a drop in gross domestic product in the winter months and returned to steady, positive growth for the remainder of the reporting period. While signs of price inflation emerged, the employment rate and consumer spending remain below the U.S. Federal Reserve’s stated policy targets and allowed the central bank to hold its policy guidance constant over the course of the six month period. In this environment, long term interest rates declined. Demand for longer maturity debt outpaced supply as investors sought the relatively attractive yields of U.S. Treasury securities compared with yields on foreign government bonds and in non-U.S. developed markets.

Amid low interest rates and improving credit quality, investors sought higher yields offered by longer maturity and lower quality debt securities. For the six month period, the Barclays U.S. Aggregate Index returned 2.74% and the Standard & Poor’s 500 Index returned 8.84%.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	2.56%
Barclays U.S. Aggregate Index	2.74%

Net Assets as of 8/31/2014 (In Thousands)	$3,820,339
Duration as of 8/31/2014	4.81 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2014, the Fund underperformed the Barclays U.S. Aggregate Index (the “Benchmark”). The Fund’s shorter duration relative to the Benchmark and, to a lesser degree, its position on the yield curve both detracted from the Fund’s performance relative to the Benchmark. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a set point in time. The Fund’s overall corporate credit sector holdings and its mortgage pass-through holdings also detracted from relative performance.

The Fund’s overweight position and security selection in commercial mortgage-backed securities and asset-backed securities made a positive contribution to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasuries and overweight in mortgage-backed securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	26.4%
Collateralized Mortgage Obligations	23.3
Corporate Bonds	18.8
Mortgage Pass-Through Securities	14.9
Asset-Backed Securities	5.9
Commercial Mortgage-Backed Securities	3.7
U.S. Government Agency Securities	2.4
Foreign Government Securities	1.3
Others (each less than 1.0%)	0.8
Short-Term Investment	2.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
February 7, 2005	2.56%	5.32%	3.63%	5.69%	5.66%

*	Not annualized.

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/14)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 7, 2005 to August 31, 2014. The performance of the Lipper Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

JPMorgan Equity Index Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Equity Index Trust*	8.77%
S&P 500 Index**	8.84%

Net Assets as of 8/31/2014 (In Thousands)	$378,123

INVESTMENT OBJECTIVE***

The JPMorgan Equity Index Trust (the “Fund”) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund performed in line with the S&P 500 Index (the “Benchmark”) for the six months ended August 31, 2014. This was consistent with its indexing strategy and investment objective, as the Fund looks to generate returns that are comparable to that of the Benchmark.

Overall, the U.S. equity market performed strongly during the six months ended August 31, 2014. Continued accommodative monetary policy from the U.S. Federal Reserve (the “Fed”), steady improvement in economic indicators, healthy corporate earnings and mergers and acquisitions activity drove the Benchmark higher during the reporting period.

All sectors in the Benchmark posted positive returns. The information technology and energy sectors were the greatest contributors to Benchmark performance, while the telecommunications and utilities sectors made the smallest contribution to Benchmark performance during the reporting period.

HOW WAS THE FUND POSITIONED?

Regardless of the market outlook, the Fund was managed in strict conformity with a full index replication strategy and aimed to hold the same stocks in nearly the same proportions as those found in the Benchmark.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Apple, Inc.	3.4%
2.	Exxon Mobil Corp.	2.4
3.	Microsoft Corp.	1.9
4.	Johnson & Johnson	1.6
5.	General Electric Co.	1.4
6.	Berkshire Hathaway, Inc., Class B	1.4
7.	Wells Fargo & Co.	1.4
8.	Chevron Corp.	1.4
9.	JPMorgan Chase & Co.	1.2
10.	Procter & Gamble Co. (The)	1.2

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	19.1%
Financials	15.9
Health Care	13.5
Consumer Discretionary	11.8
Energy	10.3
Industrials	10.1
Consumer Staples	9.3
Materials	3.5
Utilities	3.0
Telecommunication Services	2.3
Exchange Traded Fund	0.0	(a)
Short-Term Investments	1.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.1%.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Equity Index Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
February 7, 2005	8.77%	25.07%	20.44%	16.72%	7.59%

*	Not annualized.

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Funds Index from February 7, 2005 to August 31, 2014. The performance of the Lipper S&P 500 Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper S&P 500 Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. Index levels are based on total return in U.S. dollars. The Lipper S&P 500 Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	1.53%
Barclays Intermediate U.S. Government/Credit Index	1.41%

Net Assets as of 8/31/2014 (In Thousands)	$348,941
Duration as of 8/31/2014	3.43 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2014, the Fund outperformed the Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”). The Fund’s position on the yield curve — particularly its underweight position in the two-to-five year portion — made a positive contribution to performance relative to the Benchmark, as short-to-intermediate interest rates rose during the period, which decreased the value of bonds with shorter maturities. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds for a given point in time. The Fund’s out-of-Benchmark position in mortgage securities, including mortgage pass-through, agency and non-agency collateralized mortgage obligations, also contributed to relative performance.

The Fund’s security selection in the corporate credit sector and U.S. Treasury securities detracted from performance relative to the Benchmark for the six months ended August 31, 2014.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight in U.S. Treasuries and in the corporate credit sector. The Fund was overweight in the intermediate part (5-10 years) of the yield curve.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	30.3%
Collateralized Mortgage Obligations	19.8
Corporate Bonds	19.0
Mortgage Pass-Through Securities	10.4
Asset-Backed Securities	5.8
U.S. Government Agency Securities	2.5
Commercial Mortgage-Backed Securities	2.0
Foreign Government Securities	1.0
Supranational	0.1
Short-Term Investment	9.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
February 7, 2005	1.53%	3.62%	2.80%	4.65%	5.03%

*	Not annualized.

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/14)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 7, 2005 to August 31, 2014. The performance of the Lipper Short-Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 5.9%
	Academic Loan Funding Trust,
1,200	Series 2012-1A, Class A1, VAR, 0.955%, 12/27/22 (e)	1,210
2,337	Series 2013-1A, Class A, VAR, 0.955%, 12/26/44 (e)	2,345
	Ally Auto Receivables Trust,
282	Series 2012-1, Class A3, 0.930%, 02/16/16	282
290	Series 2012-2, Class A3, 0.740%, 04/15/16	290
565	Series 2012-3, Class A3, 0.850%, 08/15/16	566
1,722	Series 2013-2, Class A3, 0.790%, 01/15/18	1,721
300	Series 2013-2, Class A4, 1.240%, 11/15/18	301
	American Credit Acceptance Receivables Trust,
266	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	267
768	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	772
463	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	464
2,447	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	2,447
1,182	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	1,181
	AmeriCredit Automobile Receivables Trust,
49	Series 2011-5, Class A3, 1.550%, 07/08/16	49
36	Series 2012-1, Class A3, 1.230%, 09/08/16	37
44	Series 2012-2, Class A3, 1.050%, 10/11/16	44
210	Series 2012-3, Class A3, 0.960%, 01/09/17	210
267	Series 2012-5, Class A3, 0.620%, 06/08/17	268
824	Series 2013-4, Class A2, 0.740%, 11/08/16	825
590	Series 2013-5, Class A3, 0.900%, 09/10/18	590
163	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	163
2,050	Axis Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	2,050
176	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	176
1,811	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	1,815
454	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	435
678	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	678
937	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	933
700	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	708

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

701	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	704
1,500	Capital Auto Receivables Asset Trust, Series 2013-3, Class A1B, VAR, 0.586%, 11/20/15	1,500
	CarFinance Capital Auto Trust,
280	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	281
320	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	321
923	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	925
375	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	378
3,207	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.176%, 10/15/21 (e) (i)	3,207
	CarMax Auto Owner Trust,
543	Series 2011-1, Class A4, 2.160%, 09/15/16	547
314	Series 2011-3, Class A3, 1.070%, 06/15/16	314
676	Series 2013-4, Class A3, 0.800%, 07/16/18	675
440	Series 2013-4, Class A4, 1.280%, 05/15/19	439
453	Carnow Auto Receivables Trust, Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	453
364	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	375
1,339	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,354
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,031
314	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.535%, 12/25/33	301
	CNH Equipment Trust,
541	Series 2011-A, Class A4, 2.040%, 10/17/16	544
270	Series 2012-A, Class A3, 0.940%, 05/15/17	270
	Concord Funding Co. LLC,
2,800	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,800
1,650	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	1,653
1,095	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	1,118
832	Countrywide Asset -Backed Certificates, Series 2004-6, Class M1, VAR, 1.055%, 10/25/34	791
	CPS Auto Receivables Trust,
556	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	571

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
292	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	297
1,726	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	1,749
2,495	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	2,509
3,312	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	3,326
438	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	438
	CPS Auto Trust,
1,016	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	1,027
162	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	163
	Credit Acceptance Auto Loan Trust,
228	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	229
1,512	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	1,517
813	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	815
	Exeter Automobile Receivables Trust,
303	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	304
582	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	583
1,436	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	1,441
1,056	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	1,058
349	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	350
314	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	315
	Flagship Credit Auto Trust,
885	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	886
1,358	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	1,362
1,347	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	1,346
245	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	245
	Ford Credit Auto Lease Trust,
503	Series 2013-B, Class A3, 0.760%, 09/15/16	504
265	Series 2014-A, Class A2A, 0.500%, 10/15/16	265

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ford Credit Auto Owner Trust,
434	Series 2012-A, Class A3, 0.840%, 08/15/16	435
252	Series 2012-B, Class A3, 0.720%, 12/15/16	252
529	Series 2012-D, Class A3, 0.510%, 04/15/17	530
669	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.535%, 01/15/18	670
541	Freedom Trust, Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	553
	FRT Trust,
1,017	Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	1,025
469	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e) (i)	468
1,892	GCAT, Series 2014-1A, Class A1, VAR, 3.228%, 07/25/19 (e)	1,892
274	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	271
	GE Equipment Midticket LLC,
515	Series 2012-1, Class A3, 0.600%, 05/23/16	516
360	Series 2012-1, Class A4, 0.780%, 09/22/20	360
3,844	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	3,824
	GMAT Trust,
1,777	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,782
1,228	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	1,231
	HLSS Servicer Advance Receivables Backed Notes,
2,662	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	2,664
2,140	Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	2,148
	HLSS Servicer Advance Receivables Trust,
1,560	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	1,572
1,197	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	1,199
497	Series 2013-T1, Class B2, 1.744%, 01/16/46 (e)	496
718	Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	719
997	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	1,005
177	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.355%, 03/25/36	139

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Honda Auto Receivables Owner Trust,
388	Series 2012-1, Class A4, 0.970%, 04/16/18	389
187	Series 2012-2, Class A3, 0.700%, 02/16/16	188
1	Series 2013-1, Class A2, 0.350%, 06/22/15	1
1,527	Series 2013-4, Class A3, 0.690%, 09/18/17	1,528
930	Series 2014-2, Class A3, 0.770%, 03/19/18	930
	HSBC Home Equity Loan Trust USA,
680	Series 2006-1, Class A1, VAR, 0.316%, 01/20/36	676
1,312	Series 2007-3, Class APT, VAR, 1.356%, 11/20/36	1,312
	Huntington Auto Trust,
66	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	66
1,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	1,005
262	Series 2012-1, Class A3, 0.810%, 09/15/16	262
	Hyundai Auto Receivables Trust,
360	Series 2010-B, Class A4, 1.630%, 03/15/17	362
116	Series 2011-A, Class A4, 1.780%, 12/15/15	116
427	Series 2011-B, Class A4, 1.650%, 02/15/17	428
104	Series 2013-A, Class A2, 0.400%, 12/15/15	104
581	John Deere Owner Trust, Series 2012-B, Class A4, 0.690%, 01/15/19	580
	KGS-Alpha Capital Markets LP,
19,491	VAR, 11.244%, 08/25/38	746
12,198	Series 2013-2, VAR, 18.053%, 03/25/39	702
275	Kondaur Mortgage Asset Trust LLC, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	276
269	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.505%, 07/25/34 (e)	267
434	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 0.355%, 01/25/36	411
	LV Tower 52 Issuer LLC,
2,749	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	2,752
1,430	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	1,430
210	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	210
625	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.405%, 03/25/32	625
1,076	Mid-State Capital Corp. Trust, Series 2006- 1, Class M1, 6.083%, 10/15/40 (e)	1,109
2,637	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	2,658

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Nationstar Agency Advance Funding Trust,
1,078	Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	1,077
439	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	428
216	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	214
930	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	930
689	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.509%, 12/07/20	690
964	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	991
2,417	New Residential Advance Receivables Trust, Series 2014-T1, Class A1, 1.274%, 03/15/45 (e)	2,420
611	Nissan Auto Lease Trust, Series 2013-B, Class A3, 0.750%, 06/15/16	610
333	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4, 1.000%, 07/16/18	335
5,697	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	5,688
	NYMT Residential LLC,
1,500	Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	1,500
2,298	Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	2,298
1,952	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	1,958
	OneMain Financial Issuance Trust,
2,744	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	2,744
402	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	405
3,672	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	3,673
1,491	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	1,491
1,012	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.092%, 10/25/34	1,006
670	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	672
1,000	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	1,007
2,353	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	2,353
2,178	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.455%, 03/25/36	2,123
2,727	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	2,738

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
296	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	160
345	RMAT, Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	347
	Santander Drive Auto Receivables Trust,
8	Series 2012-3, Class A3, 1.080%, 04/15/16	8
59	Series 2012-6, Class A3, 0.620%, 07/15/16	59
443	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	448
300	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.509%, 01/25/36	224
611	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	611
	SNAAC Auto Receivables Trust,
124	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	124
968	Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	968
	SpringCastle America Funding LLC,
3,372	Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	3,385
6,542	Series 2013-1A, Class B, 4.000%, 12/03/24 (e)	6,561
	Springleaf Funding Trust,
9,200	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	9,268
3,000	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	3,069
2,000	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	2,082
6,533	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	6,529
525	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	525
	Stanwich Mortgage Loan Co. LLC,
680	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	680
1,607	Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,610
1,477	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	1,475
179	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	187
3,844	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.555%, 10/15/15 (e)	3,869
3,085	Truman Capital Mortgage Loan Trust, Series 2014-NLP1, Class A1, SUB, 3.228%, 07/25/53 (e)	3,081

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,361	U.S. Residential Opportunity Fund Trust, Series 2014-1A, Class NOTE, SUB, 3.466%, 03/25/34 (e)	1,365
	Vericrest Opportunity Loan Transferee LLC,
578	Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	581
2,987	Series 2013-NPL7, Class A1, SUB, 3.625%, 11/25/53 (e)	2,998
2,757	Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	2,762
2,771	Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	2,779
5,111	Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	5,121
3,979	Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	3,978
2,449	Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	2,440
295	Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	296
853	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	855
1,547	VOLT NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	1,557
2,059	VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	2,065
1,149	VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	1,157
	VOLT XX LLC,
3,458	Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	3,477
1,299	Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	1,305
	Westgate Resorts LLC,
616	Series 2012-1, Class A, 4.500%, 09/20/25 (e)	621
949	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	957
512	Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	515
1,081	Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	1,083
	World Omni Auto Receivables Trust,
1,164	Series 2013-B, Class A3, 0.830%, 08/15/18	1,166
413	Series 2013-B, Class A4, 1.320%, 01/15/20	413

	Total Asset-Backed Securities (Cost $223,188)	225,104

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 23.2%
		Agency CMO — 16.2%
652		Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	679
197		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	219
		Federal Home Loan Mortgage Corp. REMIC,
9		Series 11, Class D, 9.500%, 07/15/19	9
8		Series 22, Class C, 9.500%, 04/15/20	9
13		Series 23, Class F, 9.600%, 04/15/20	15
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
1		Series 47, Class F, 10.000%, 06/15/20	1
3		Series 99, Class Z, 9.500%, 01/15/21	4
—	(h)	Series 204, Class E, HB, IF, 1,857.616%, 05/15/23	—	(h)
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)
5		Series 1065, Class J, 9.000%, 04/15/21	6
1		Series 1079, Class S, HB, IF, 33.473%, 05/15/21	2
5		Series 1084, Class F, VAR, 1.105%, 05/15/21	5
3		Series 1084, Class S, HB, IF, 44.528%, 05/15/21	6
10		Series 1116, Class I, 5.500%, 08/15/21	11
13		Series 1144, Class KB, 8.500%, 09/15/21	15
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,180.777%, 01/15/22	5
10		Series 1250, Class J, 7.000%, 05/15/22	11
18		Series 1343, Class LA, 8.000%, 08/15/22	20
22		Series 1343, Class LB, 7.500%, 08/15/22	26
39		Series 1370, Class JA, VAR, 1.305%, 09/15/22	39
40		Series 1455, Class WB, IF, 4.598%, 12/15/22	42
177		Series 1466, Class PZ, 7.500%, 02/15/23	199
3		Series 1470, Class F, VAR, 1.668%, 02/15/23	3
198		Series 1498, Class I, VAR, 1.305%, 04/15/23	203
291		Series 1502, Class PX, 7.000%, 04/15/23	322
35		Series 1505, Class Q, 7.000%, 05/15/23	38
81		Series 1518, Class G, IF, 8.875%, 05/15/23	96
26		Series 1541, Class M, HB, IF, 24.849%, 07/15/23	42
71		Series 1541, Class O, VAR, 1.830%, 07/15/23	72

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8	Series 1570, Class F, VAR, 2.168%, 08/15/23	8
272	Series 1573, Class PZ, 7.000%, 09/15/23	305
162	Series 1591, Class PV, 6.250%, 10/15/23	178
27	Series 1602, Class SA, HB, IF, 22.246%, 10/15/23	48
702	Series 1608, Class L, 6.500%, 09/15/23	769
39	Series 1609, Class LG, IF, 16.997%, 11/15/23	41
474	Series 1638, Class H, 6.500%, 12/15/23	524
331	Series 1642, Class PJ, 6.000%, 11/15/23	369
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	18
16	Series 1686, Class SH, IF, 18.889%, 02/15/24	23
113	Series 1695, Class EB, 7.000%, 03/15/24	127
23	Series 1699, Class FC, VAR, 0.755%, 03/15/24	23
125	Series 1700, Class GA, PO, 02/15/24	117
316	Series 1706, Class K, 7.000%, 03/15/24	358
11	Series 1709, Class FA, VAR, 1.680%, 03/15/24	11
35	Series 1745, Class D, 7.500%, 08/15/24	40
683	Series 1760, Class ZD, VAR, 2.030%, 02/15/24	700
255	Series 1798, Class F, 5.000%, 05/15/23	277
4	Series 1807, Class G, 9.000%, 10/15/20	4
66	Series 1829, Class ZB, 6.500%, 03/15/26	73
70	Series 1863, Class Z, 6.500%, 07/15/26	77
39	Series 1865, Class D, PO, 02/15/24	34
52	Series 1890, Class H, 7.500%, 09/15/26	60
146	Series 1899, Class ZE, 8.000%, 09/15/26	170
9	Series 1935, Class FL, VAR, 0.855%, 02/15/27	9
111	Series 1963, Class Z, 7.500%, 01/15/27	128
16	Series 1970, Class PG, 7.250%, 07/15/27	18
207	Series 1981, Class Z, 6.000%, 05/15/27	231
78	Series 1987, Class PE, 7.500%, 09/15/27	87
181	Series 2019, Class Z, 6.500%, 12/15/27	205
54	Series 2033, Class SN, HB, IF, 28.431%, 03/15/24	24
148	Series 2038, Class PN, IO, 7.000%, 03/15/28	29
310	Series 2040, Class PE, 7.500%, 03/15/28	356
47	Series 2043, Class CJ, 6.500%, 04/15/28	54
250	Series 2054, Class PV, 7.500%, 05/15/28	287
425	Series 2075, Class PH, 6.500%, 08/15/28	477
478	Series 2075, Class PM, 6.250%, 08/15/28	539

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
134	Series 2086, Class GB, 6.000%, 09/15/28	150
201	Series 2089, Class PJ, IO, 7.000%, 10/15/28	39
589	Series 2095, Class PE, 6.000%, 11/15/28	652
183	Series 2125, Class JZ, 6.000%, 02/15/29	202
43	Series 2132, Class SB, HB, IF, 29.875%, 03/15/29	78
24	Series 2134, Class PI, IO, 6.500%, 03/15/19	3
246	Series 2136, Class PG, 6.000%, 03/15/29	275
73	Series 2141, Class IO, IO, 7.000%, 04/15/29	14
65	Series 2163, Class PC, IO, 7.500%, 06/15/29	12
687	Series 2169, Class TB, 7.000%, 06/15/29	788
357	Series 2172, Class QC, 7.000%, 07/15/29	403
320	Series 2176, Class OJ, 7.000%, 08/15/29	370
182	Series 2201, Class C, 8.000%, 11/15/29	212
166	Series 2209, Class TC, 8.000%, 01/15/30	199
282	Series 2210, Class Z, 8.000%, 01/15/30	327
57	Series 2224, Class CB, 8.000%, 03/15/30	69
157	Series 2230, Class Z, 8.000%, 04/15/30	184
122	Series 2234, Class PZ, 7.500%, 05/15/30	141
105	Series 2247, Class Z, 7.500%, 08/15/30	121
155	Series 2256, Class MC, 7.250%, 09/15/30	178
305	Series 2259, Class ZM, 7.000%, 10/15/30	350
9	Series 2261, Class ZY, 7.500%, 10/15/30	11
36	Series 2262, Class Z, 7.500%, 10/15/30	42
346	Series 2271, Class PC, 7.250%, 12/15/30	397
414	Series 2283, Class K, 6.500%, 12/15/23	462
154	Series 2296, Class PD, 7.000%, 03/15/31	178
49	Series 2306, Class K, PO, 05/15/24	46
115	Series 2306, Class SE, IF, IO, 8.070%, 05/15/24	21
213	Series 2313, Class LA, 6.500%, 05/15/31	240
276	Series 2325, Class PM, 7.000%, 06/15/31	296
220	Series 2344, Class QG, 6.000%, 08/15/16	228
1,618	Series 2344, Class ZD, 6.500%, 08/15/31	1,855
138	Series 2344, Class ZJ, 6.500%, 08/15/31	157
148	Series 2345, Class NE, 6.500%, 08/15/31	166
85	Series 2345, Class PQ, 6.500%, 08/15/16	89
137	Series 2351, Class PZ, 6.500%, 08/15/31	154
1,261	Series 2353, Class AZ, 6.000%, 09/15/31	1,383
93	Series 2353, Class TD, 6.000%, 09/15/16	97
74	Series 2355, Class BP, 6.000%, 09/15/16	77
48	Series 2359, Class PM, 6.000%, 09/15/16	50

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
542	Series 2359, Class ZB, 8.500%, 06/15/31	651
131	Series 2360, Class PG, 6.000%, 09/15/16	136
29	Series 2363, Class PF, 6.000%, 09/15/16	30
59	Series 2366, Class MD, 6.000%, 10/15/16	62
272	Series 2367, Class ME, 6.500%, 10/15/31	300
192	Series 2391, Class QR, 5.500%, 12/15/16	199
91	Series 2394, Class MC, 6.000%, 12/15/16	95
543	Series 2396, Class FM, VAR, 0.605%, 12/15/31	548
301	Series 2399, Class OH, 6.500%, 01/15/32	341
497	Series 2399, Class TH, 6.500%, 01/15/32	560
474	Series 2410, Class NG, 6.500%, 02/15/32	540
183	Series 2410, Class OE, 6.375%, 02/15/32	197
332	Series 2410, Class QS, IF, 19.097%, 02/15/32	502
176	Series 2410, Class QX, IF, IO, 8.495%, 02/15/32	49
368	Series 2412, Class SP, IF, 15.790%, 02/15/32	475
548	Series 2420, Class XK, 6.500%, 02/15/32	621
450	Series 2423, Class MC, 7.000%, 03/15/32	518
417	Series 2423, Class MT, 7.000%, 03/15/32	480
100	Series 2425, Class OB, 6.000%, 03/15/17	105
874	Series 2430, Class WF, 6.500%, 03/15/32	984
475	Series 2434, Class TC, 7.000%, 04/15/32	532
565	Series 2435, Class CJ, 6.500%, 04/15/32	616
393	Series 2436, Class MC, 7.000%, 04/15/32	442
317	Series 2444, Class ES, IF, IO, 7.795%, 03/15/32	88
216	Series 2450, Class GZ, 7.000%, 05/15/32	247
254	Series 2450, Class SW, IF, IO, 7.845%, 03/15/32	57
1,231	Series 2455, Class GK, 6.500%, 05/15/32	1,384
45	Series 2458, Class QE, 5.500%, 06/15/17	47
380	Series 2462, Class JG, 6.500%, 06/15/32	428
839	Series 2464, Class SI, IF, IO, 7.845%, 02/15/32	223
856	Series 2466, Class PH, 6.500%, 06/15/32	928
369	Series 2474, Class NR, 6.500%, 07/15/32	415
494	Series 2484, Class LZ, 6.500%, 07/15/32	558
677	Series 2500, Class MC, 6.000%, 09/15/32	767
39	Series 2503, Class BH, 5.500%, 09/15/17	41
188	Series 2508, Class AQ, 5.500%, 10/15/17	199
488	Series 2512, Class PG, 5.500%, 10/15/22	535
276	Series 2535, Class BK, 5.500%, 12/15/22	303
373	Series 2537, Class TE, 5.500%, 12/15/17	394

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
932	Series 2543, Class YX, 6.000%, 12/15/32	1,036
837	Series 2544, Class HC, 6.000%, 12/15/32	930
1,033	Series 2552, Class ME, 6.000%, 01/15/33	1,146
1,025	Series 2567, Class QD, 6.000%, 02/15/33	1,130
673	Series 2568, Class KG, 5.500%, 02/15/23	742
111	Series 2571, Class SK, HB, IF, 33.832%, 09/15/23	200
2,518	Series 2575, Class ME, 6.000%, 02/15/33	2,793
303	Series 2586, Class WI, IO, 6.500%, 03/15/33	56
799	Series 2587, Class WX, 5.000%, 03/15/18	843
681	Series 2596, Class QG, 6.000%, 03/15/33	750
267	Series 2611, Class UH, 4.500%, 05/15/18	280
477	Series 2617, Class GR, 4.500%, 05/15/18	500
391	Series 2626, Class NS, IF, IO, 6.395%, 06/15/23	29
554	Series 2631, Class LC, 4.500%, 06/15/18	581
269	Series 2636, Class Z, 4.500%, 06/15/18	282
351	Series 2637, Class SA, IF, IO, 5.945%, 06/15/18	25
24	Series 2638, Class DS, IF, 8.445%, 07/15/23	27
257	Series 2650, Class PO, PO, 12/15/32	254
1,059	Series 2650, Class SO, PO, 12/15/32	1,032
406	Series 2651, Class VZ, 4.500%, 07/15/18	427
237	Series 2672, Class ME, 5.000%, 11/15/22	240
1,811	Series 2675, Class CK, 4.000%, 09/15/18	1,897
2,861	Series 2684, Class PO, PO, 01/15/33	2,812
215	Series 2691, Class ME, 4.500%, 04/15/32	217
127	Series 2692, Class SC, IF, 12.977%, 07/15/33	154
552	Series 2695, Class DG, 4.000%, 10/15/18	576
28	Series 2696, Class CO, PO, 10/15/18	27
1,565	Series 2710, Class HB, 5.500%, 11/15/23	1,716
269	Series 2715, Class OG, 5.000%, 01/15/23	272
999	Series 2716, Class UN, 4.500%, 12/15/23	1,067
486	Series 2720, Class PC, 5.000%, 12/15/23	522
435	Series 2744, Class PE, 5.500%, 02/15/34	464
763	Series 2744, Class TU, 5.500%, 05/15/32	796
51	Series 2764, Class TE, 5.000%, 10/15/32	51
159	Series 2777, Class OM, PO, 12/15/32	159
36	Series 2780, Class JG, 4.500%, 04/15/19	37
998	Series 2783, Class AT, 4.000%, 04/15/19	1,045
2,484	Series 2809, Class UC, 4.000%, 06/15/19	2,599
87	Series 2827, Class XO, PO, 01/15/23	87
76	Series 2835, Class QO, PO, 12/15/32	70

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
126	Series 2840, Class JO, PO, 06/15/23	117
301	Series 2922, Class JN, 4.500%, 02/15/20	313
668	Series 2934, Class EC, PO, 02/15/20	658
3	Series 2934, Class EN, PO, 02/15/18	3
557	Series 2934, Class HI, IO, 5.000%, 02/15/20	51
514	Series 2934, Class KI, IO, 5.000%, 02/15/20	45
438	Series 2958, Class QD, 4.500%, 04/15/20	460
1,122	Series 2962, Class BE, 4.500%, 04/15/20	1,194
2,270	Series 2965, Class GD, 4.500%, 04/15/20	2,401
59	Series 2989, Class PO, PO, 06/15/23	59
4,237	Series 2990, Class UZ, 5.750%, 06/15/35	4,518
1,483	Series 3004, Class EK, 5.500%, 07/15/35	1,547
15	Series 3007, Class AI, IO, 5.500%, 07/15/24	—	(h)
73	Series 3014, Class OD, PO, 08/15/35	60
3	Series 3047, Class OB, 5.500%, 12/15/33	3
944	Series 3047, Class OD, 5.500%, 10/15/35	1,073
507	Series 3049, Class XF, VAR, 0.505%, 05/15/33	507
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,548
65	Series 3068, Class AO, PO, 01/15/35	65
373	Series 3068, Class QB, 4.500%, 06/15/20	387
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,328
527	Series 3085, Class WF, VAR, 0.955%, 08/15/35	536
929	Series 3102, Class FB, VAR, 0.455%, 01/15/36	931
225	Series 3102, Class HS, HB, IF, 23.998%, 01/15/36	327
960	Series 3117, Class EO, PO, 02/15/36	884
553	Series 3117, Class OK, PO, 02/15/36	508
18	Series 3122, Class ZB, 6.000%, 03/15/36	24
2,067	Series 3131, Class BK, 5.500%, 03/15/26	2,282
179	Series 3134, Class PO, PO, 03/15/36	165
848	Series 3138, Class PO, PO, 04/15/36	799
31	Series 3149, Class SO, PO, 05/15/36	25
739	Series 3151, Class UC, 5.500%, 08/15/35	785
664	Series 3152, Class MO, PO, 03/15/36	618
184	Series 3171, Class MO, PO, 06/15/36	172
668	Series 3179, Class OA, PO, 07/15/36	621
182	Series 3194, Class SA, IF, IO, 6.945%, 07/15/36	33
666	Series 3211, Class SO, PO, 09/15/36	612
322	Series 3218, Class AO, PO, 09/15/36	298

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
701	Series 3219, Class DI, IO, 6.000%, 04/15/36	136
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,649
648	Series 3232, Class ST, IF, IO, 6.545%, 10/15/36	83
287	Series 3233, Class OP, PO, 05/15/36	265
85	Series 3242, Class NE, 5.750%, 02/15/34	85
445	Series 3256, Class PO, PO, 12/15/36	405
872	Series 3260, Class CS, IF, IO, 5.985%, 01/15/37	111
464	Series 3261, Class OA, PO, 01/15/37	425
260	Series 3274, Class JO, PO, 02/15/37	241
218	Series 3275, Class FL, VAR, 0.595%, 02/15/37	218
1,090	Series 3290, Class SB, IF, IO, 6.295%, 03/15/37	163
2,133	Series 3315, Class HZ, 6.000%, 05/15/37	2,357
87	Series 3318, Class AO, PO, 05/15/37	72
155	Series 3326, Class JO, PO, 06/15/37	145
521	Series 3331, Class PO, PO, 06/15/37	475
563	Series 3385, Class SN, IF, IO, 5.845%, 11/15/37	70
741	Series 3387, Class SA, IF, IO, 6.265%, 11/15/37	91
1,150	Series 3404, Class SC, IF, IO, 5.845%, 01/15/38	135
4,971	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	69
731	Series 3424, Class PI, IF, IO, 6.645%, 04/15/38	103
1,397	Series 3481, Class SJ, IF, IO, 5.695%, 08/15/38	186
974	Series 3505, Class SA, IF, IO, 5.845%, 01/15/39	142
1,111	Series 3511, Class SA, IF, IO, 5.845%, 02/15/39	164
415	Series 3549, Class FA, VAR, 1.355%, 07/15/39	422
423	Series 3607, Class BO, PO, 04/15/36	384
1,072	Series 3607, Class OP, PO, 07/15/37	979
630	Series 3607, Class PO, PO, 05/15/37	589
189	Series 3611, Class PO, PO, 07/15/34	175
523	Series 3621, Class BO, PO, 01/15/40	482
593	Series 3720, Class A, 4.500%, 09/15/25	644
1,884	Series 3739, Class LI, IO, 4.000%, 03/15/34	119
4,817	Series 3747, Class HI, IO, 4.500%, 07/15/37	500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,043
2,444	Series 3759, Class HI, IO, 4.000%, 08/15/37	280
2,351	Series 3760, Class GI, IO, 4.000%, 10/15/37	218
9,334	Series 3774, Class EW, 3.500%, 12/15/25	9,710
5,000	Series 3793, Class AB, 3.500%, 01/15/26	5,162
152	Series 3798, Class BF, VAR, 0.455%, 06/15/24	152
864	Series 3804, Class FN, VAR, 0.605%, 03/15/39	865
3,684	Series 3819, Class ZQ, 6.000%, 04/15/36	4,139
750	Series 3852, Class QN, IF, 5.500%, 05/15/41	791
2,073	Series 3852, Class TP, IF, 5.500%, 05/15/41	2,202
2,803	Series 3920, Class LP, 5.000%, 01/15/34	3,062
1,446	Series 3925, Class FL, VAR, 0.605%, 01/15/41	1,457
1,222	Series 3957, Class B, 4.000%, 11/15/41	1,273
1,493	Series 3966, Class NA, 4.000%, 12/15/41	1,553
1,031	Series 3997, Class PF, VAR, 0.605%, 11/15/39	1,033
3,391	Series 4048, Class FJ, VAR, 0.556%, 07/15/37	3,387
2,000	Series 4217, Class KY, 3.000%, 06/15/43	1,860
7,791	Series 4219, Class JA, 3.500%, 08/15/39	8,041
2,501	Series 4240, Class B, 3.000%, 08/15/33	2,298
3,684	Series 4251, Class KW, 2.500%, 04/15/28	3,432
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 134, Class B, IO, 9.000%, 04/01/22	1
1,390	Series 233, Class 11, IO, 5.000%, 09/15/35	218
1,974	Series 233, Class 13, IO, 5.000%, 09/15/35	308
375	Series 243, Class 16, IO, 4.500%, 11/15/20	28
846	Series 243, Class 17, IO, 4.500%, 12/15/20	63
8,509	Series 262, Class 35, 3.500%, 07/15/42	8,692
2,382	Series 264, Class F1, VAR, 0.705%, 07/15/42	2,394
2,201	Series 267, Class F5, VAR, 0.655%, 08/15/42	2,206
2,703	Series 281, Class F1, VAR, 0.655%, 10/15/42	2,708
9,145	Series 299, Class 300, 3.000%, 01/15/43	9,082
2,452	Series 310, Class PO, PO, 09/15/43	1,813
4,903	Series 323, Class 300, 3.000%, 01/15/44	4,929

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
531	Series T-41, Class 3A, VAR, 6.539%, 07/25/32	608
315	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	378
1,865	Series T-54, Class 2A, 6.500%, 02/25/43	2,212
559	Series T-54, Class 3A, 7.000%, 02/25/43	680
225	Series T-58, Class APO, PO, 09/25/43	196
493	Series T-59, Class 1AP, PO, 10/25/43	427
1,953	Series T-76, Class 2A, VAR, 1.516%, 10/25/37	1,917
	Federal National Mortgage Association — ACES,
3,300	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,655
1,416	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,525
8,500	Series 2011-M2, Class A3, 3.764%, 04/25/21	9,214
527	Series 2012-M11, Class FA, VAR, 0.676%, 08/25/19	529
4,100	Series 2012-M9, Class A2, 2.482%, 04/25/22	4,084
4,200	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,170
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,820
8,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	7,846
2,664	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	2,831
2,500	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,650
4,545	Series 2014-M5, Class ASQ2, 2.034%, 03/25/19	4,598
1,081	Series 2014-M5, Class FA, VAR, 0.521%, 01/25/17	1,083
	Federal National Mortgage Association Grantor Trust,
910	Series 2002-T19, Class A2, 7.000%, 07/25/42	1,046
695	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	793
	Federal National Mortgage Association REMIC,
4	Series 1988-7, Class Z, 9.250%, 04/25/18	5
10	Series 1989-70, Class G, 8.000%, 10/25/19	11
4	Series 1989-78, Class H, 9.400%, 11/25/19	4
8	Series 1989-83, Class H, 8.500%, 11/25/19	9

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
6		Series 1989-89, Class H, 9.000%, 11/25/19	7
6		Series 1990-1, Class D, 8.800%, 01/25/20	7
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
3		Series 1990-63, Class H, 9.500%, 06/25/20	3
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
15		Series 1990-102, Class J, 6.500%, 08/25/20	16
17		Series 1990-120, Class H, 9.000%, 10/25/20	19
2		Series 1990-134, Class SC, HB, IF, 21.368%, 11/25/20	3
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	2
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
7		Series 1991-24, Class Z, 5.000%, 03/25/21	7
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
39		Series 1992-136, Class PK, 6.000%, 08/25/22	42
33		Series 1992-143, Class MA, 5.500%, 09/25/22	35
91		Series 1992-163, Class M, 7.750%, 09/25/22	102
147		Series 1992-188, Class PZ, 7.500%, 10/25/22	169
59		Series 1993-21, Class KA, 7.700%, 03/25/23	67
89		Series 1993-25, Class J, 7.500%, 03/25/23	100
23		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	32
35		Series 1993-62, Class SA, IF, 18.975%, 04/25/23	51
18		Series 1993-165, Class SD, IF, 13.440%, 09/25/23	23
38		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	44
27		Series 1993-179, Class SB, HB, IF, 26.828%, 10/25/23	44
18		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	22
40		Series 1993-199, Class FA, VAR, 0.705%, 10/25/23	40
50		Series 1993-205, Class H, PO, 09/25/23	44

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
79	Series 1993-225, Class UB, 6.500%, 12/25/23	89
27	Series 1993-230, Class FA, VAR, 0.755%, 12/25/23	27
70	Series 1993-247, Class FE, VAR, 1.155%, 12/25/23	72
33	Series 1993-247, Class SU, IF, 12.282%, 12/25/23	42
45	Series 1993-250, Class Z, 7.000%, 12/25/23	46
282	Series 1994-37, Class L, 6.500%, 03/25/24	317
1,406	Series 1994-40, Class Z, 6.500%, 03/25/24	1,544
63	Series 1995-2, Class Z, 8.500%, 01/25/25	74
269	Series 1995-19, Class Z, 6.500%, 11/25/23	307
301	Series 1996-14, Class SE, IF, IO, 8.260%, 08/25/23	64
7	Series 1996-27, Class FC, VAR, 0.655%, 03/25/17	7
26	Series 1996-59, Class J, 6.500%, 08/25/22	28
299	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	14
19	Series 1997-27, Class J, 7.500%, 04/18/27	21
46	Series 1997-29, Class J, 7.500%, 04/20/27	54
305	Series 1997-39, Class PD, 7.500%, 05/20/27	356
26	Series 1997-42, Class ZC, 6.500%, 07/18/27	29
534	Series 1997-61, Class ZC, 7.000%, 02/25/23	602
90	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	18
11	Series 1998-4, Class C, PO, 04/25/23	11
159	Series 1998-36, Class ZB, 6.000%, 07/18/28	177
100	Series 1998-43, Class SA, IF, IO, 17.307%, 04/25/23	37
198	Series 1998-66, Class SB, IF, IO, 7.995%, 12/25/28	37
96	Series 1999-17, Class C, 6.350%, 04/25/29	107
447	Series 1999-18, Class Z, 5.500%, 04/18/29	486
108	Series 1999-38, Class SK, IF, IO, 7.895%, 08/25/23	12
49	Series 1999-52, Class NS, HB, IF, 22.946%, 10/25/23	76
140	Series 1999-62, Class PB, 7.500%, 12/18/29	161
425	Series 2000-2, Class ZE, 7.500%, 02/25/30	488

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
259		Series 2000-20, Class SA, IF, IO, 8.945%, 07/25/30	66
33		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	8
150		Series 2001-4, Class PC, 7.000%, 03/25/21	164
93		Series 2001-7, Class PF, 7.000%, 03/25/31	107
—	(h)	Series 2001-7, Class PR, 6.000%, 03/25/16	—	(h)
—	(h)	Series 2001-10, Class PR, 6.000%, 04/25/16	—	(h)
295		Series 2001-30, Class PM, 7.000%, 07/25/31	337
318		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	63
289		Series 2001-36, Class DE, 7.000%, 08/25/31	331
671		Series 2001-44, Class MY, 7.000%, 09/25/31	771
100		Series 2001-44, Class PD, 7.000%, 09/25/31	114
111		Series 2001-44, Class PU, 7.000%, 09/25/31	128
1,066		Series 2001-48, Class Z, 6.500%, 09/25/21	1,179
81		Series 2001-49, Class Z, 6.500%, 09/25/31	91
85		Series 2001-52, Class KB, 6.500%, 10/25/31	95
66		Series 2001-52, Class XN, 6.500%, 11/25/15	67
972		Series 2001-61, Class Z, 7.000%, 11/25/31	1,100
57		Series 2001-71, Class MB, 6.000%, 12/25/16	59
118		Series 2001-71, Class QE, 6.000%, 12/25/16	123
40		Series 2001-72, Class SX, IF, 17.105%, 12/25/31	50
204		Series 2001-74, Class MB, 6.000%, 12/25/16	212
86		Series 2002-1, Class HC, 6.500%, 02/25/22	95
112		Series 2002-1, Class SA, HB, IF, 24.684%, 02/25/32	185
70		Series 2002-1, Class UD, HB, IF, 23.957%, 12/25/23	108
174		Series 2002-2, Class UC, 6.000%, 02/25/17	181
390		Series 2002-3, Class OG, 6.000%, 02/25/17	405
88		Series 2002-7, Class OG, 6.000%, 03/25/17	92
244		Series 2002-7, Class TG, 6.000%, 03/25/17	253
97		Series 2002-10, Class SB, IF, 18.828%, 03/25/17	113

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,046	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	54
16	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	20
88	Series 2002-19, Class PE, 6.000%, 04/25/17	91
30	Series 2002-21, Class LO, PO, 04/25/32	28
298	Series 2002-21, Class PE, 6.500%, 04/25/32	337
236	Series 2002-24, Class AJ, 6.000%, 04/25/17	248
85	Series 2002-25, Class SG, IF, 18.948%, 05/25/17	101
767	Series 2002-28, Class PK, 6.500%, 05/25/32	863
180	Series 2002-37, Class Z, 6.500%, 06/25/32	200
171	Series 2002-42, Class C, 6.000%, 07/25/17	180
1,047	Series 2002-48, Class GH, 6.500%, 08/25/32	1,180
380	Series 2002-62, Class ZE, 5.500%, 11/25/17	400
104	Series 2002-63, Class KC, 5.000%, 10/25/17	109
178	Series 2002-77, Class S, IF, 14.199%, 12/25/32	231
590	Series 2002-83, Class CS, 6.881%, 08/25/23	661
743	Series 2002-94, Class BK, 5.500%, 01/25/18	777
393	Series 2003-3, Class HJ, 5.000%, 02/25/18	414
2,773	Series 2003-22, Class UD, 4.000%, 04/25/33	2,920
1,099	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	206
720	Series 2003-34, Class AX, 6.000%, 05/25/33	795
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,733
44	Series 2003-35, Class UC, 3.750%, 05/25/33	46
132	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	32
1,204	Series 2003-39, Class LW, 5.500%, 05/25/23	1,317
964	Series 2003-41, Class PE, 5.500%, 05/25/23	1,047
274	Series 2003-42, Class GB, 4.000%, 05/25/33	295

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
15	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	—	(h)
490	Series 2003-47, Class PE, 5.750%, 06/25/33	539
177	Series 2003-52, Class SX, HB, IF, 22.485%, 10/25/31	284
136	Series 2003-64, Class SX, IF, 13.360%, 07/25/33	166
562	Series 2003-71, Class DS, IF, 7.259%, 08/25/33	583
189	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	3
1,127	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	229
87	Series 2003-74, Class SH, IF, 9.891%, 08/25/33	100
337	Series 2003-76, Class GQ, 4.500%, 08/25/18	355
772	Series 2003-80, Class SY, IF, IO, 7.495%, 06/25/23	63
592	Series 2003-81, Class LC, 4.500%, 09/25/18	623
1,322	Series 2003-83, Class PG, 5.000%, 06/25/23	1,395
264	Series 2003-91, Class SD, IF, 12.242%, 09/25/33	316
1,508	Series 2003-116, Class SB, IF, IO, 7.445%, 11/25/33	319
208	Series 2003-122, Class TE, 5.000%, 12/25/22	209
354	Series 2003-128, Class NG, 4.000%, 01/25/19	370
104	Series 2003-130, Class SX, IF, 11.287%, 01/25/34	123
135	Series 2003-132, Class OA, PO, 08/25/33	125
1,447	Series 2004-4, Class QI, IF, IO, 6.945%, 06/25/33	197
137	Series 2004-4, Class QM, IF, 13.890%, 06/25/33	168
638	Series 2004-10, Class SC, HB, IF, 27.980%, 02/25/34	857
610	Series 2004-25, Class PC, 5.500%, 01/25/34	650
1,070	Series 2004-25, Class SA, IF, 19.099%, 04/25/34	1,498
2,030	Series 2004-27, Class HB, 4.000%, 05/25/19	2,145
418	Series 2004-36, Class PC, 5.500%, 02/25/34	445

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,377	Series 2004-36, Class SA, IF, 19.099%, 05/25/34	1,890
441	Series 2004-36, Class SN, IF, 13.890%, 07/25/33	512
1,205	Series 2004-37, Class AG, 4.500%, 11/25/32	1,244
541	Series 2004-46, Class QB, HB, IF, 23.380%, 05/25/34	789
1,775	Series 2004-46, Class SK, IF, 16.074%, 05/25/34	2,280
284	Series 2004-51, Class SY, IF, 13.930%, 07/25/34	368
335	Series 2004-53, Class NC, 5.500%, 07/25/24	367
402	Series 2004-59, Class BG, PO, 12/25/32	367
859	Series 2004-61, Class FH, VAR, 0.955%, 11/25/32	877
113	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	135
248	Series 2004-76, Class CL, 4.000%, 10/25/19	259
512	Series 2004-79, Class SP, IF, 19.374%, 11/25/34	688
112	Series 2004-81, Class AC, 4.000%, 11/25/19	117
2	Series 2004-92, Class JO, PO, 12/25/34	2
118	Series 2005-52, Class PA, 6.500%, 06/25/35	126
1,497	Series 2005-56, Class S, IF, IO, 6.555%, 07/25/35	279
348	Series 2005-66, Class SG, IF, 16.987%, 07/25/35	460
666	Series 2005-68, Class BC, 5.250%, 06/25/35	718
1,626	Series 2005-68, Class PG, 5.500%, 08/25/35	1,793
902	Series 2005-68, Class UC, 5.000%, 06/25/35	965
685	Series 2005-74, Class CS, IF, 19.594%, 05/25/35	944
5,864	Series 2005-84, Class XM, 5.750%, 10/25/35	6,377
2,515	Series 2005-109, Class PC, 6.000%, 12/25/35	2,770
8,506	Series 2005-110, Class GK, 5.500%, 08/25/34	8,995
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,920

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2,151	Series 2005-110, Class MN, 5.500%, 06/25/35	2,309
496	Series 2005-116, Class PB, 6.000%, 04/25/34	516
175	Series 2006-15, Class OT, PO, 01/25/36	170
520	Series 2006-16, Class OA, PO, 03/25/36	478
692	Series 2006-22, Class AO, PO, 04/25/36	609
220	Series 2006-23, Class KO, PO, 04/25/36	207
2,129	Series 2006-39, Class WC, 5.500%, 01/25/36	2,334
112	Series 2006-42, Class CF, VAR, 0.605%, 06/25/36	112
1,131	Series 2006-44, Class GO, PO, 06/25/36	1,066
2,580	Series 2006-44, Class P, PO, 12/25/33	2,397
1,609	Series 2006-46, Class UC, 5.500%, 12/25/35	1,768
1,665	Series 2006-53, Class US, IF, IO, 6.425%, 06/25/36	277
1,507	Series 2006-56, Class FC, VAR, 0.445%, 07/25/36	1,508
1,523	Series 2006-56, Class PF, VAR, 0.505%, 07/25/36	1,527
853	Series 2006-56, Class PO, PO, 07/25/36	777
1,072	Series 2006-58, Class AP, PO, 07/25/36	1,003
125	Series 2006-58, Class FL, VAR, 0.615%, 07/25/36	126
503	Series 2006-58, Class PO, PO, 07/25/36	468
683	Series 2006-59, Class QO, PO, 01/25/33	674
3,396	Series 2006-60, Class DZ, 6.500%, 07/25/36	4,189
767	Series 2006-65, Class QO, PO, 07/25/36	723
188	Series 2006-72, Class TO, PO, 08/25/36	176
3,169	Series 2006-77, Class PC, 6.500%, 08/25/36	3,588
639	Series 2006-79, Class DO, PO, 08/25/36	603
535	Series 2006-90, Class AO, PO, 09/25/36	511
211	Series 2006-109, Class PO, PO, 11/25/36	200
1,635	Series 2006-110, Class PO, PO, 11/25/36	1,517
140	Series 2006-111, Class EO, PO, 11/25/36	129
884	Series 2006-118, Class A2, VAR, 0.215%, 12/25/36	866
196	Series 2006-119, Class PO, PO, 12/25/36	182
3,092	Series 2006-124, Class HB, VAR, 5.974%, 11/25/36	3,155
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,096

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
926	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	158
785	Series 2007-7, Class SG, IF, IO, 6.345%, 08/25/36	158
2,523	Series 2007-14, Class ES, IF, IO, 6.285%, 03/25/37	376
235	Series 2007-15, Class NO, PO, 03/25/22	229
863	Series 2007-16, Class FC, VAR, 0.905%, 03/25/37	879
286	Series 2007-42, Class AO, PO, 05/25/37	264
340	Series 2007-48, Class PO, PO, 05/25/37	312
1,005	Series 2007-54, Class FA, VAR, 0.555%, 06/25/37	1,007
5,531	Series 2007-60, Class AX, IF, IO, 6.995%, 07/25/37	913
260	Series 2007-77, Class FG, VAR, 0.655%, 03/25/37	262
1,400	Series 2007-81, Class GE, 6.000%, 08/25/37	1,601
1,440	Series 2007-84, Class PG, 6.000%, 12/25/36	1,505
3,587	Series 2007-88, Class VI, IF, IO, 6.385%, 09/25/37	535
2,434	Series 2007-91, Class ES, IF, IO, 6.305%, 10/25/37	323
1,727	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	345
2,914	Series 2007-101, Class A2, VAR, 0.405%, 06/27/36	2,869
621	Series 2007-106, Class A7, VAR, 6.061%, 10/25/37	688
3,000	Series 2007-114, Class A6, VAR, 0.355%, 10/27/37	2,994
2,105	Series 2007-116, Class HI, IO, VAR, 1.496%, 01/25/38	171
36	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	1
1,319	Series 2008-1, Class BI, IF, IO, 5.755%, 02/25/38	140
949	Series 2008-10, Class XI, IF, IO, 6.075%, 03/25/38	112
542	Series 2008-16, Class IS, IF, IO, 6.045%, 03/25/38	86
687	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	47
765	Series 2008-24, Class DY, 5.000%, 04/25/23	809
582	Series 2008-27, Class SN, IF, IO, 6.745%, 04/25/38	89

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
341	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	21
443	Series 2008-42, Class AO, PO, 09/25/36	423
46	Series 2008-44, Class PO, PO, 05/25/38	40
707	Series 2008-47, Class SI, IF, IO, 6.345%, 06/25/23	75
850	Series 2008-53, Class CI, IF, IO, 7.045%, 07/25/38	152
361	Series 2008-76, Class GF, VAR, 0.805%, 09/25/23	363
1,938	Series 2008-80, Class SA, IF, IO, 5.695%, 09/25/38	225
1,184	Series 2008-81, Class SB, IF, IO, 5.695%, 09/25/38	136
1,598	Series 2009-6, Class GS, IF, IO, 6.395%, 02/25/39	220
772	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	72
707	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	57
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	574
1,276	Series 2009-60, Class HT, 6.000%, 08/25/39	1,431
874	Series 2009-62, Class HJ, 6.000%, 05/25/39	970
1,273	Series 2009-70, Class CO, PO, 01/25/37	1,179
995	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	—	(h)
786	Series 2009-99, Class SC, IF, IO, 6.025%, 12/25/39	105
1,016	Series 2009-103, Class MB, VAR, 2.365%, 12/25/39	1,035
1,286	Series 2010-45, Class BD, 4.500%, 11/25/38	1,333
1,473	Series 2010-49, Class SC, IF, 12.350%, 03/25/40	1,747
940	Series 2010-64, Class DM, 5.000%, 06/25/40	1,029
1,088	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,220
2,315	Series 2010-133, Class A, 5.500%, 05/25/38	2,534
3,117	Series 2010-147, Class SA, IF, IO, 6.375%, 01/25/41	721
1,375	Series 2010-148, Class MA, 4.000%, 02/25/39	1,450
1,253	Series 2011-2, Class WA, VAR, 5.829%, 02/25/51	1,383

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,737		Series 2011-22, Class MA, 6.500%, 04/25/38	1,964
3,454		Series 2011-30, Class LS, IO, VAR, 1.968%, 04/25/41	271
2,500		Series 2011-31, Class DB, 3.500%, 04/25/31	2,567
7,500		Series 2011-44, Class EB, 3.000%, 05/25/26	7,508
826		Series 2011-75, Class FA, VAR, 0.705%, 08/25/41	834
1,681		Series 2011-118, Class MT, 7.000%, 11/25/41	1,935
2,293		Series 2011-130, Class CA, 6.000%, 12/25/41	2,515
1,430		Series 2012-14, Class FB, VAR, 0.605%, 08/25/37	1,438
7,975		Series 2012-47, Class HF, VAR, 0.555%, 05/25/27	8,006
3,000		Series 2012-66, Class CB, 3.000%, 06/25/32	2,796
5,654		Series 2012-99, Class AE, 2.500%, 05/25/39	5,633
3,570		Series 2012-108, Class F, VAR, 0.655%, 10/25/42	3,558
4,414		Series 2012-137, Class CF, VAR, 0.455%, 08/25/41	4,369
2,000		Series 2013-81, Class TA, 3.000%, 02/25/43	1,986
1,694		Series 2013-90, Class PM, 3.500%, 09/25/43	1,713
2,354		Series 2013-92, Class PO, PO, 09/25/43	1,769
3,349		Series 2013-101, Class AE, 3.000%, 10/25/33	3,287
3,563		Series 2013-101, Class DO, PO, 10/25/43	2,702
3,000		Series 2013-101, Class E, 3.000%, 10/25/33	2,934
3,500		Series 2013-103, Class VG, 3.000%, 03/25/30	3,345
4,000		Series 2013-108, Class GU, 3.000%, 10/25/33	3,796
4,777		Series 2013-128, Class PO, PO, 12/25/43	3,609
—	(h)	Series G-17, Class S, HB, VAR, 1,064.924%, 06/25/21	5
19		Series G-28, Class S, IF, 14.945%, 09/25/21	24
24		Series G-35, Class M, 8.750%, 10/25/21	27
8		Series G-51, Class SA, HB, IF, 23.983%, 12/25/21	12

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
—	(h)	Series G92-27, Class SQ, HB, IF, 1,858.090%, 05/25/22	1
126		Series G92-35, Class E, 7.500%, 07/25/22	141
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	2
15		Series G92-42, Class Z, 7.000%, 07/25/22	16
307		Series G92-44, Class ZQ, 8.000%, 07/25/22	331
20		Series G92-52, Class FD, VAR, 0.176%, 09/25/22	20
147		Series G92-54, Class ZQ, 7.500%, 09/25/22	163
19		Series G92-59, Class F, VAR, 1.368%, 10/25/22	19
39		Series G92-61, Class Z, 7.000%, 10/25/22	45
26		Series G92-62, Class B, PO, 10/25/22	25
131		Series G93-1, Class KA, 7.900%, 01/25/23	150
30		Series G93-5, Class Z, 6.500%, 02/25/23	33
39		Series G93-14, Class J, 6.500%, 03/25/23	43
91		Series G93-17, Class SI, IF, 6.000%, 04/25/23	101
83		Series G93-27, Class FD, VAR, 1.035%, 08/25/23	85
20		Series G93-37, Class H, PO, 09/25/23	18
40		Series G95-1, Class C, 8.800%, 01/25/25	46
		Federal National Mortgage Association REMIC Trust,
905		Series 2003-W1, Class 1A1, VAR, 5.887%, 12/25/42	1,022
350		Series 2003-W1, Class 2A, VAR, 6.591%, 12/25/42	412
132		Series 2003-W4, Class 2A, VAR, 6.364%, 10/25/42	147
61		Series 2007-W7, Class 1A4, HB, IF, 38.250%, 07/25/37	92
2,164		Series 2009-W1, Class A, 6.000%, 12/25/49	2,430
		Federal National Mortgage Association STRIPS,
1		Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
—	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
12		Series 218, Class 2, IO, 7.500%, 04/25/23	3
13		Series 265, Class 2, 9.000%, 03/25/24	15
150		Series 329, Class 1, PO, 01/25/33	139
402		Series 339, Class 18, IO, 4.500%, 07/25/18	25
575		Series 339, Class 21, IO, 4.500%, 08/25/18	31
287		Series 339, Class 28, IO, 5.500%, 08/25/18	20
201		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	36

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
705	Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	111
584	Series 355, Class 11, IO, 6.000%, 07/25/34	104
243	Series 355, Class 31, IO, VAR, 4.500%, 12/25/18	15
1,022	Series 365, Class 8, IO, 5.500%, 05/25/36	177
127	Series 368, Class 3, IO, 4.500%, 11/25/20	9
523	Series 374, Class 5, IO, 5.500%, 08/25/36	90
274	Series 383, Class 32, IO, 6.000%, 01/25/38	51
723	Series 383, Class 33, IO, 6.000%, 01/25/38	134
171	Series 393, Class 6, IO, 5.500%, 04/25/37	30
	Federal National Mortgage Association Trust,
240	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	280
1,002	Series 2004-W15, Class 2AF, VAR, 0.405%, 08/25/44	993
701	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	812
2,552	Series 2005-W3, Class 2AF, VAR, 0.375%, 03/25/45	2,547
884	Series 2006-W2, Class 1AF1, VAR, 0.375%, 02/25/46	880
	Government National Mortgage Association,
1,375	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,573
939	Series 1999-4, Class ZB, 6.000%, 02/20/29	1,052
964	Series 1999-10, Class ZC, 6.500%, 04/20/29	1,084
90	Series 1999-30, Class S, IF, IO, 8.445%, 08/16/29	24
197	Series 1999-40, Class ZW, 7.500%, 11/20/29	229
277	Series 1999-41, Class Z, 8.000%, 11/16/29	328
136	Series 2000-9, Class Z, 8.000%, 06/20/30	162
1,303	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,554
229	Series 2000-12, Class ST, HB, IF, 38.721%, 02/16/30	415
1,777	Series 2000-21, Class Z, 9.000%, 03/16/30	2,124
13	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	15
262	Series 2000-31, Class Z, 9.000%, 10/20/30	302
151	Series 2000-35, Class ZA, 9.000%, 11/20/30	161
21	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	4
110	Series 2001-6, Class SD, IF, IO, 8.395%, 03/16/31	32
211	Series 2001-7, Class PK, 6.500%, 03/20/31	238

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
180	Series 2001-35, Class SA, IF, IO, 8.095%, 08/16/31	49
148	Series 2001-36, Class S, IF, IO, 7.895%, 08/16/31	39
771	Series 2001-64, Class MQ, 6.500%, 12/20/31	888
198	Series 2002-3, Class SP, IF, IO, 7.235%, 01/16/32	58
255	Series 2002-7, Class PG, 6.500%, 01/20/32	289
788	Series 2002-24, Class AG, IF, IO, 7.795%, 04/16/32	182
71	Series 2002-24, Class SB, IF, 11.692%, 04/16/32	90
1,706	Series 2002-31, Class SE, IF, IO, 7.345%, 04/16/30	372
493	Series 2002-40, Class UK, 6.500%, 06/20/32	562
27	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	33
1,872	Series 2002-45, Class QE, 6.500%, 06/20/32	2,136
633	Series 2002-47, Class PG, 6.500%, 07/16/32	725
1,198	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,367
1,019	Series 2002-52, Class GH, 6.500%, 07/20/32	1,178
444	Series 2002-70, Class PS, IF, IO, 7.544%, 08/20/32	37
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,123
831	Series 2003-11, Class SK, IF, IO, 7.545%, 02/16/33	198
345	Series 2003-12, Class SP, IF, IO, 7.544%, 02/20/33	97
74	Series 2003-24, Class PO, PO, 03/16/33	63
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,538
753	Series 2003-46, Class MG, 6.500%, 05/20/33	885
937	Series 2003-46, Class TC, 6.500%, 03/20/33	1,063
320	Series 2003-52, Class AP, PO, 06/16/33	295
1,707	Series 2003-58, Class BE, 6.500%, 01/20/33	1,941
93	Series 2003-90, Class PO, PO, 10/20/33	85
1,112	Series 2003-112, Class SA, IF, IO, 6.395%, 12/16/33	235

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
918	Series 2003-112, Class TS, IF, IO, 6.795%, 10/20/32	54
3,161	Series 2004-11, Class SW, IF, IO, 5.344%, 02/20/34	427
78	Series 2004-15, Class SA, IF, 19.235%, 12/20/32	83
423	Series 2004-28, Class S, IF, 19.236%, 04/16/34	590
16	Series 2004-68, Class PO, PO, 05/20/31	16
162	Series 2004-73, Class AE, IF, 14.535%, 08/17/34	206
1,778	Series 2004-90, Class SI, IF, IO, 5.945%, 10/20/34	270
1,216	Series 2005-3, Class SB, IF, IO, 5.945%, 01/20/35	177
3,100	Series 2005-17, Class SL, IF, IO, 6.545%, 07/20/34	554
318	Series 2005-35, Class FL, VAR, 0.506%, 03/20/32	318
65	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	2
3,143	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	587
320	Series 2005-68, Class DP, IF, 16.060%, 06/17/35	425
4,403	Series 2005-68, Class KI, IF, IO, 6.145%, 09/20/35	651
527	Series 2005-69, Class SY, IF, IO, 6.595%, 11/20/33	78
570	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	114
294	Series 2006-16, Class OP, PO, 03/20/36	278
827	Series 2006-38, Class SW, IF, IO, 6.345%, 06/20/36	89
959	Series 2006-59, Class SD, IF, IO, 6.545%, 10/20/36	155
1,608	Series 2006-65, Class SA, IF, IO, 6.644%, 11/20/36	261
1,025	Series 2007-9, Class DI, IF, IO, 6.355%, 03/20/37	142
2,384	Series 2007-17, Class JI, IF, IO, 6.655%, 04/16/37	382
256	Series 2007-17, Class JO, PO, 04/16/37	228
1,434	Series 2007-19, Class SD, IF, IO, 6.045%, 04/20/37	223
1,410	Series 2007-26, Class SC, IF, IO, 6.045%, 05/20/37	212
1,095	Series 2007-27, Class SA, IF, IO, 6.045%, 05/20/37	167

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
339	Series 2007-28, Class BO, PO, 05/20/37	315
905	Series 2007-36, Class SE, IF, IO, 6.315%, 06/16/37	147
2,543	Series 2007-40, Class SB, IF, IO, 6.595%, 07/20/37	362
1,521	Series 2007-42, Class SB, IF, IO, 6.595%, 07/20/37	220
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	2,993
1,090	Series 2007-50, Class AI, IF, IO, 6.620%, 08/20/37	173
156	Series 2007-53, Class SW, IF, 19.738%, 09/20/37	213
705	Series 2007-57, Class PO, PO, 03/20/37	672
864	Series 2007-57, Class QA, IF, IO, 6.345%, 10/20/37	119
899	Series 2007-71, Class SB, IF, IO, 6.545%, 07/20/36	70
804	Series 2007-72, Class US, IF, IO, 6.395%, 11/20/37	108
819	Series 2007-73, Class MI, IF, IO, 5.844%, 11/20/37	112
1,587	Series 2007-76, Class SA, IF, IO, 6.374%, 11/20/37	235
832	Series 2007-79, Class SY, IF, IO, 6.395%, 12/20/37	115
520	Series 2007-81, Class SP, IF, IO, 6.495%, 12/20/37	74
936	Series 2007-82, Class SA, IF, IO, 6.374%, 12/20/37	130
459	Series 2008-2, Class MS, IF, IO, 7.005%, 01/16/38	83
1,531	Series 2008-2, Class NS, IF, IO, 6.385%, 01/16/38	253
890	Series 2008-10, Class S, IF, IO, 5.675%, 02/20/38	123
83	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	1
647	Series 2008-25, Class SB, IF, IO, 6.744%, 03/20/38	101
649	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	85
1,242	Series 2008-36, Class SH, IF, IO, 6.145%, 04/20/38	157
6,316	Series 2008-40, Class SA, IF, IO, 6.245%, 05/16/38	1,141
1,209	Series 2008-41, Class SA, IF, IO, 6.185%, 05/20/38	189

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
774	Series 2008-55, Class SA, IF, IO, 6.045%, 06/20/38	108
252	Series 2008-60, Class PO, PO, 01/20/38	249
669	Series 2008-65, Class ME, 5.750%, 09/20/37	682
410	Series 2008-71, Class SC, IF, IO, 5.844%, 08/20/38	51
899	Series 2008-93, Class AS, IF, IO, 5.545%, 12/20/38	116
1,303	Series 2009-6, Class SA, IF, IO, 5.945%, 02/16/39	196
864	Series 2009-10, Class SL, IF, IO, 6.345%, 03/16/34	64
2,466	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	438
907	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	185
828	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	171
2,343	Series 2009-22, Class SA, IF, IO, 6.114%, 04/20/39	282
656	Series 2009-25, Class SE, IF, IO, 7.445%, 09/20/38	117
555	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	97
548	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	104
970	Series 2009-43, Class SA, IF, IO, 5.794%, 06/20/39	135
815	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	115
2,078	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	307
456	Series 2009-79, Class OK, PO, 11/16/37	426
688	Series 2010-14, Class CO, PO, 08/20/35	652
516	Series 2010-130, Class CP, 7.000%, 10/16/40	606
3,735	Series 2010-157, Class OP, PO, 12/20/40	3,025
3,699	Series 2010-H17, Class XQ, VAR, 5.241%, 07/20/60	4,131
1,196	Series 2011-22, Class WA, VAR, 5.967%, 02/20/37	1,335
2,501	Series 2011-75, Class SM, IF, IO, 6.445%, 05/20/41	458
3,069	Series 2012-61, Class FM, VAR, 0.555%, 05/16/42	3,091
898	Series 2012-141, Class WC, VAR, 3.757%, 01/20/42	938

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
4,456	Series 2012-H10, Class FA, VAR, 0.706%, 12/20/61	4,465
2,483	Series 2012-H15, Class FA, VAR, 0.606%, 05/20/62	2,485
3,388	Series 2012-H21, Class CF, VAR, 0.856%, 05/20/61	3,410
2,925	Series 2012-H21, Class DF, VAR, 0.805%, 05/20/61	2,934
4,789	Series 2012-H22, Class FD, VAR, 0.625%, 01/20/61	4,794
1,537	Series 2012-H24, Class FA, VAR, 0.606%, 03/20/60	1,538
3,361	Series 2012-H24, Class FG, VAR, 0.585%, 04/20/60	3,363
1,939	Series 2012-H26, Class MA, VAR, 0.706%, 07/20/62	1,945
2,749	Series 2012-H28, Class FA, VAR, 0.736%, 09/20/62	2,752
3,853	Series 2012-H30, Class PA, VAR, 0.601%, 11/20/59	3,856
2,148	Series 2012-H31, Class FD, VAR, 0.496%, 12/20/62	2,133
4,122	Series 2013-54, Class WA, VAR, 4.709%, 11/20/42	4,467
3,263	Series 2013-75, Class WA, VAR, 5.233%, 06/20/40	3,685
1,696	Series 2013-91, Class WA, VAR, 4.519%, 04/20/43	1,823
1,300	Series 2013-116, Class JY, 4.000%, 08/16/43	1,371
3,078	Series 2013-H01, Class FA, 1.650%, 01/20/63	3,050
1,507	Series 2013-H03, Class FA, VAR, 0.455%, 08/20/60	1,505
1,510	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,495
4,859	Series 2013-H05, Class FB, VAR, 0.556%, 02/20/62	4,860
1,869	Series 2013-H07, Class HA, VAR, 0.566%, 03/20/63	1,860
9,957	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,891
1,781	Series 2013-H08, Class FC, VAR, 0.606%, 02/20/63	1,776
1,983	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,962
4,330	Series 2013-H18, Class JA, VAR, 0.755%, 08/20/63	4,349

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,969	Series 2014-H01, Class FD, VAR, 0.805%, 01/20/64	1,983
	Vendee Mortgage Trust,
483	Series 1994-1, Class 1, VAR, 5.576%, 02/15/24	529
764	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	837
691	Series 1996-1, Class 1Z, 6.750%, 02/15/26	791
554	Series 1996-2, Class 1Z, 6.750%, 06/15/26	640
964	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,137
1,156	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,344
2,189	Series 1999-1, Class 2Z, 6.500%, 01/15/29	2,489
5,987	Series 2003-2, Class Z, 5.000%, 05/15/33	6,780

		618,945

	Non-Agency CMO — 7.0%
123	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.370%, 02/02/37 (e)	121
	AJAX Mortgage Loan Trust,
2,478	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	2,454
2,833	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e) (i)	2,865
	Alternative Loan Trust,
13,673	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	14,008
36	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	36
1,908	Series 2005-1CB, Class 1A6, IF, IO, 6.945%, 03/25/35	405
4,714	Series 2005-20CB, Class 3A8, IF, IO, 4.595%, 07/25/35	570
7,994	Series 2005-22T1, Class A2, IF, IO, 4.915%, 06/25/35	1,074
4,830	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,620
167	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	140
6,484	Series 2005-37T1, Class A2, IF, IO, 4.895%, 09/25/35	910
4,238	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,915
10,657	Series 2005-54CB, Class 1A2, IF, IO, 4.695%, 11/25/35	1,266
2,638	Series 2005-57CB, Class 3A2, IF, IO, 4.945%, 12/25/35	369
1,582	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,485

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
5,930		Series 2005-J1, Class 1A4, IF, IO, 4.945%, 02/25/35	563
2,340		Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,063
		American General Mortgage Loan Trust,
142		Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	141
—	(h)	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	—	(h)
718		Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	724
1,140		Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,171
473		Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	491
		ASG Resecuritization Trust,
632		Series 2009-1, Class A60, VAR, 2.056%, 06/26/37 (e)	623
246		Series 2009-2, Class A55, VAR, 4.872%, 05/24/36 (e)	246
1,000		Series 2009-2, Class G60, VAR, 4.872%, 05/24/36 (e)	1,015
3,047		Series 2009-3, Class A65, VAR, 2.066%, 03/26/37 (e)	3,043
1,699		Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	1,726
725		Series 2010-2, Class A60, VAR, 1.841%, 01/28/37 (e)	714
810		Series 2011-1, Class 3A50, VAR, 2.563%, 11/28/35 (e)	794
		Banc of America Alternative Loan Trust,
169		Series 2003-2, Class PO, PO, 04/25/33	141
148		Series 2003-9, Class 1CB2, 5.500%, 11/25/33	151
294		Series 2003-11, Class PO, PO, 01/25/34	247
143		Series 2004-6, Class 15PO, PO, 07/25/19	135
1,445		Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,366
3,855		Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	792
1,199		Series 2006-4, Class 1A4, 6.000%, 05/25/46	803
2,143		Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	2,127
		Banc of America Funding Trust,
352		Series 2004-1, Class PO, PO, 03/25/34	280
513		Series 2004-2, Class 30PO, PO, 09/20/34	437

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
266	Series 2004-C, Class 1A1, VAR, 5.045%, 12/20/34	264
783	Series 2005-6, Class 2A7, 5.500%, 10/25/35	785
520	Series 2005-7, Class 30PO, PO, 11/25/35	390
345	Series 2005-8, Class 30PO, PO, 01/25/36	265
1,428	Series 2005-E, Class 4A1, VAR, 2.683%, 03/20/35	1,431
577	Series 2006-A, Class 3A2, VAR, 2.740%, 02/20/36	468
446	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	455
	Banc of America Mortgage Trust,
109	Series 2003-3, Class 2A1, VAR, 0.705%, 05/25/18	105
99	Series 2003-6, Class 2A1, VAR, 0.605%, 08/25/18	97
42	Series 2003-7, Class A2, 4.750%, 09/25/18	43
142	Series 2003-8, Class APO, PO, 11/25/33	114
903	Series 2004-3, Class 15IO, IO, VAR, 0.045%, 04/25/19	4
59	Series 2004-4, Class APO, PO, 05/25/34	51
994	Series 2004-5, Class 2A2, 5.500%, 06/25/34	1,014
473	Series 2004-6, Class 2A5, PO, 07/25/34	393
266	Series 2004-6, Class APO, PO, 07/25/34	240
30	Series 2004-8, Class 5PO, PO, 05/25/32	27
35	Series 2004-8, Class XPO, PO, 10/25/34	31
263	Series 2004-A, Class 2A2, VAR, 2.679%, 02/25/34	264
1,033	Series 2004-J, Class 3A1, VAR, 2.913%, 11/25/34	1,034
1,004	Series 2005-10, Class 1A6, 5.500%, 11/25/35	990
	BCAP LLC Trust,
374	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	388
484	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	500
659	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	665
196	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	199
610	Series 2010-RR6, Class 22A3, VAR, 4.370%, 06/26/36 (e)	621
427	Series 2010-RR7, Class 16A1, VAR, 0.818%, 02/26/47 (e)	424

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
216	Series 2010-RR7, Class 1A5, VAR, 4.924%, 04/26/35 (e)	215
1,996	Series 2010-RR7, Class 2A1, VAR, 2.073%, 07/26/45 (e)	2,006
263	Series 2010-RR8, Class 3A3, VAR, 5.067%, 05/26/35 (e)	267
1,500	Series 2010-RR8, Class 3A4, VAR, 5.067%, 05/26/35 (e)	1,418
866	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	878
2,001	Series 2011-RR10, Class 2A1, VAR, 1.007%, 09/26/37 (e)	1,835
1,806	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,833
1,640	Series 2011-RR5, Class 11A3, VAR, 0.305%, 05/28/36 (e)	1,610
369	Series 2011-RR5, Class 14A3, VAR, 2.501%, 07/26/36 (e)	367
1,202	Series 2012-RR10, Class 3A1, VAR, 0.345%, 05/26/36 (e)	1,138
1,342	Series 2012-RR2, Class 1A1, VAR, 0.325%, 08/26/36 (e)	1,309
1,085	Series 2012-RR3, Class 2A5, VAR, 2.079%, 05/26/37 (e)	1,087
	Bear Stearns ARM Trust,
168	Series 2003-7, Class 3A, VAR, 2.423%, 10/25/33	169
743	Series 2004-1, Class 12A1, VAR, 2.707%, 04/25/34	745
163	Series 2004-2, Class 14A, VAR, 3.035%, 05/25/34	164
1,636	Series 2005-5, Class A1, VAR, 2.180%, 08/25/35	1,658
3,912	Series 2006-1, Class A1, VAR, 2.369%, 02/25/36	3,938
	CAM Mortgage Trust,
147	Series 2014-1, Class A, SUB, 3.352%, 12/15/53 (e)	148
1,251	Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	1,251
	CHL Mortgage Pass-Through Trust,
201	Series 2003-J7, Class 4A3, IF, 9.572%, 08/25/18	210
536	Series 2004-7, Class 2A1, VAR, 2.469%, 06/25/34	529
310	Series 2004-8, Class 2A1, 4.500%, 06/25/19	320
207	Series 2004-HYB1, Class 2A, VAR, 2.557%, 05/20/34	198

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
750	Series 2004-HYB3, Class 2A, VAR, 2.329%, 06/20/34	721
646	Series 2004-HYB6, Class A3, VAR, 2.479%, 11/20/34	623
267	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	274
1,354	Series 2005-16, Class A23, 5.500%, 09/25/35	1,264
3,367	Series 2005-22, Class 2A1, VAR, 2.554%, 11/25/35	2,870
	Citicorp Mortgage Securities REMIC Pass- Through Certificates Trust,
148	Series 2005-5, Class APO, PO, 08/25/35	131
142	Series 2005-8, Class APO, PO, 11/25/35	114
	Citigroup Mortgage Loan Trust,
1,240	Series 2008-AR4, Class 1A1A, VAR, 2.734%, 11/25/38 (e)	1,245
530	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	553
4,278	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	4,406
4,593	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	4,724
	Citigroup Mortgage Loan Trust, Inc.,
289	Series 2003-1, Class 2A5, 5.250%, 10/25/33	295
150	Series 2003-1, Class 2A6, PO, 10/25/33	128
102	Series 2003-1, Class PO2, PO, 10/25/33	92
111	Series 2003-1, Class PO3, PO, 09/25/33	99
113	Series 2003-UP3, Class A3, 7.000%, 09/25/33	117
175	Series 2003-UST1, Class A1, 5.500%, 12/25/18	180
33	Series 2003-UST1, Class PO1, PO, 12/25/18	31
33	Series 2003-UST1, Class PO3, PO, 12/25/18	33
161	Series 2004-UST1, Class A6, VAR, 2.616%, 08/25/34	156
419	Series 2005-1, Class 2A1A, VAR, 2.674%, 04/25/35	323
504	Series 2005-2, Class 2A11, 5.500%, 05/25/35	527
525	Series 2005-5, Class 1A2, VAR, 2.832%, 08/25/35	388
471	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	457
	Credit Suisse First Boston Mortgage Securities Corp.,
634	Series 2003-1, Class DB1, VAR, 6.685%, 02/25/33	642

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
107	Series 2003-17, Class 2A1, 5.000%, 07/25/18	110
374	Series 2003-21, Class 1A4, 5.250%, 09/25/33	386
523	Series 2003-25, Class 1P, PO, 10/25/33	453
32	Series 2004-5, Class 5P, PO, 08/25/19	32
2,143	Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,165
2,384	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,367
	CSMC,
849	Series 2011-9R, Class A1, VAR, 2.155%, 03/27/46 (e)	852
1,644	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	1,661
	CSMC Trust,
627	Series 2010-16, Class A3, VAR, 3.519%, 06/25/50 (e)	639
8,315	Series 2010-11R, Class A6, VAR, 1.156%, 06/28/47 (e)	7,965
475	Series 2011-1R, Class A1, VAR, 1.155%, 02/27/47 (e)	475
805	Series 2011-6R, Class 3A1, VAR, 2.616%, 07/28/36 (e)	810
766	Series 2012-3R, Class 1A1, VAR, 2.357%, 07/27/37 (e)	763
70	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.282%, 04/26/37 (e)	69
590	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	596
4	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	4
	First Horizon Alternative Mortgage Securities Trust,
1,134	Series 2004-AA4, Class A1, VAR, 2.233%, 10/25/34	1,132
1,666	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,475
2,834	Series 2007-FA4, Class 1A2, IF, IO, 5.495%, 08/25/37	564
	First Horizon Mortgage Pass-Through Trust,
695	Series 2004-AR2, Class 2A1, VAR, 2.628%, 05/25/34	695
1,491	Series 2005-AR1, Class 2A2, VAR, 2.575%, 04/25/35	1,498
282	Freedom Trust, Series 2011-4, Class A18, VAR, 5.000%, 03/25/37 (e)	284

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	GMACM Mortgage Loan Trust,
609	Series 2003-AR1, Class A4, VAR, 2.911%, 10/19/33	607
294	Series 2004-J5, Class A7, 6.500%, 01/25/35	308
116	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	120
4,605	Series 2005-AR3, Class 3A4, VAR, 2.800%, 06/19/35	4,570
	GSMPS Mortgage Loan Trust,
935	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	981
1,358	Series 2005-RP3, Class 1AF, VAR, 0.505%, 09/25/35 (e)	1,161
1,026	Series 2005-RP3, Class 1AS, IO, VAR, 4.823%, 09/25/35 (e)	141
4,522	Series 2006-RP2, Class 1AS2, IF, IO, 5.893%, 04/25/36 (e)	580
	GSR Mortgage Loan Trust,
662	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	711
634	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	660
652	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	645
293	Series 2005-4F, Class AP, PO, 05/25/35	264
2,736	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,837
3,348	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,067
2,880	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,883
3,783	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	3,703
312	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.455%, 05/25/35	312
	Impac Secured Assets Trust,
650	Series 2006-1, Class 2A1, VAR, 0.505%, 05/25/36	645
763	Series 2006-2, Class 2A1, VAR, 0.505%, 08/25/36	752
14,765	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	5
	JP Morgan Mortgage Trust,
1,406	Series 2006-A2, Class 4A1, VAR, 2.495%, 08/25/34	1,405

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
1,935	Series 2006-A2, Class 5A3, VAR, 2.518%, 11/25/33	1,932
349	Series 2006-A3, Class 6A1, VAR, 3.128%, 08/25/34	353
427	JP Morgan Resecuritization Trust, Series
	2009-6, Class 4A1, VAR, 2.528%, 09/26/36 (e)	431
	Lehman Mortgage Trust,
666	Series 2006-2, Class 1A1, VAR, 6.127%, 04/25/36	631
1,258	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,137
1,000	LVII Resecuritization Trust, Series 2009-3, Class M3, VAR, 5.180%, 11/27/37 (e)	1,011
	MASTR Adjustable Rate Mortgages Trust,
86	Series 2004-4, Class 2A1, VAR, 1.933%, 05/25/34	78
795	Series 2004-13, Class 2A1, VAR, 2.642%, 04/21/34	804
1,902	Series 2004-13, Class 3A7, VAR, 2.636%, 11/21/34	1,940
388	Series 2004-15, Class 3A1, VAR, 2.893%, 12/25/34	391
	MASTR Alternative Loan Trust,
209	Series 2003-3, Class 1A1, 6.500%, 05/25/33	221
543	Series 2003-9, Class 8A1, 6.000%, 01/25/34	544
629	Series 2004-3, Class 2A1, 6.250%, 04/25/34	665
901	Series 2004-4, Class 10A1, 5.000%, 05/25/24	953
469	Series 2004-6, Class 30PO, PO, 07/25/34	367
683	Series 2004-6, Class 7A1, 6.000%, 07/25/34	695
324	Series 2004-7, Class 30PO, PO, 08/25/34	259
1,172	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,215
178	Series 2004-10, Class 1A1, 4.500%, 09/25/19	182
	MASTR Asset Securitization Trust,
52	Series 2003-2, Class 2A1, 4.500%, 03/25/18	52
18	Series 2003-3, Class 4A1, 5.000%, 04/25/18	18
82	Series 2003-4, Class 3A2, 5.000%, 05/25/18	83
115	Series 2003-12, Class 30PO, PO, 12/25/33	104

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
85	Series 2004-1, Class 30PO, PO, 02/25/34	74
28	Series 2004-4, Class 3A1, 4.500%, 04/25/19	28
49	Series 2004-6, Class 15PO, PO, 07/25/19	48
70	Series 2004-8, Class 1A1, 4.750%, 08/25/19	72
31	Series 2004-8, Class PO, PO, 08/25/19	28
2,669	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.505%, 05/25/35 (e)	2,202
1,090	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	872
	Merrill Lynch Mortgage Investors Trust,
344	Series 2003-E, Class A1, VAR, 0.775%, 10/25/28	341
810	Series 2004-1, Class 2A1, VAR, 2.147%, 12/25/34	794
619	Series 2004-A, Class A1, VAR, 0.615%, 04/25/29	596
29	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	31
646	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.475%, 02/25/35	633
492	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	502
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
260	Series 2003-A1, Class A1, 5.500%, 05/25/33	268
116	Series 2003-A1, Class A2, 6.000%, 05/25/33	120
47	Series 2003-A1, Class A5, 7.000%, 04/25/33	49
6	Series 2003-A1, Class A7, 5.000%, 04/25/18	6
	PaineWebber CMO Trust,
1	Series H, Class 4, 8.750%, 04/01/18	1
8	Series P, Class 4, 8.500%, 08/01/19	8
318	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.495%, 05/25/35	324
	RALI Trust,
87	Series 2002-QS16, Class A3, IF, 16.299%, 10/25/17	90
276	Series 2002-QS8, Class A5, 6.250%, 06/25/17	280
4,482	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	4,664

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
589	Series 2003-QS12, Class A2A, IF, IO, 7.445%, 06/25/18	62
179	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	13
1,260	Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,281
403	Series 2003-QS18, Class A1, 5.000%, 09/25/18	413
1,512	Series 2003-QS19, Class A1, 5.750%, 10/25/33	1,594
232	Series 2003-QS3, Class A2, IF, 16.159%, 02/25/18	261
78	Series 2003-QS3, Class A8, IF, IO, 7.445%, 02/25/18	2
577	Series 2003-QS9, Class A3, IF, IO, 7.395%, 05/25/18	61
2,159	Series 2004-QA6, Class NB2, VAR, 2.961%, 12/26/34	1,807
	RBSSP Resecuritization Trust,
441	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	468
8	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	8
549	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	562
794	Series 2009-12, Class 1A1, VAR, 5.860%, 11/25/33 (e)	839
776	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	789
145	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	146
	Residential Asset Securitization Trust,
333	Series 2003-A13, Class A3, 5.500%, 01/25/34	343
26	Series 2003-A14, Class A1, 4.750%, 02/25/19	27
2,935	Series 2005-A2, Class A4, IF, IO, 4.895%, 03/25/35	412
763	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	705
	RFMSI Trust,
464	Series 2003-S13, Class A3, 5.500%, 06/25/33	466
98	Series 2003-S14, Class A4, PO, 07/25/18	97
203	Series 2004-S3, Class A1, 4.750%, 03/25/19	207
459	Series 2004-S6, Class 2A6, PO, 06/25/34	393
97	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	98

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
798	Series 2005-SA4, Class 1A1, VAR, 2.669%, 09/25/35	670
19	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	17
	Salomon Brothers Mortgage Securities VII, Inc.,
290	Series 2003-HYB1, Class A, VAR, 2.612%, 09/25/33	296
39	Series 2003-UP2, Class PO1, PO, 12/25/18	35
	Springleaf Mortgage Loan Trust,
1,283	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	1,334
2,100	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,200
1,600	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	1,706
2,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,091
2,704	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	2,703
1,130	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	1,130
589	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	598
455	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	466
267	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	275
2,161	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,154
1,116	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	1,092
900	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	895
634	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	639
3,414	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	3,409
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,080
849	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	847
2,131	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	2,147
3,500	Station Place Securitization Trust, Series 2013-1, Class A, VAR, 1.377%, 02/25/15	3,500
941	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.371%, 06/25/34	936

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
820	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 0.486%, 10/19/34	780
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
909	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	930
1,614	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,660
	Structured Asset Securities Corp. Trust,
172	Series 2005-6, Class 4A1, 5.000%, 05/25/35	174
238	Series 2005-10, Class 5A9, 5.250%, 12/25/34	241
	Thornburg Mortgage Securities Trust,
491	Series 2003-4, Class A1, VAR, 0.795%, 09/25/43	482
455	Series 2004-4, Class 3A, VAR, 2.000%, 12/25/44	457
	WaMu Mortgage Pass-Through Certificates Trust,
182	Series 2003-AR8, Class A, VAR, 2.397%, 08/25/33	188
2,678	Series 2003-AR9, Class 1A6, VAR, 2.408%, 09/25/33	2,773
388	Series 2003-AR9, Class 2A, VAR, 2.442%, 09/25/33	394
225	Series 2003-S8, Class A6, 4.500%, 09/25/18	228
1,460	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,502
146	Series 2003-S9, Class P, PO, 10/25/33	113
236	Series 2004-AR3, Class A1, VAR, 2.377%, 06/25/34	241
197	Series 2004-AR3, Class A2, VAR, 2.377%, 06/25/34	202
2,156	Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,209
299	Series 2006-AR10, Class 2P, VAR, 2.297%, 09/25/36	265
224	Series 2006-AR12, Class 2P, VAR, 1.949%, 10/25/36	164
	Washington Mutual Mortgage Pass- Through Certificates WMALT Trust,
9,794	Series 2005-2, Class 1A4, IF, IO, 4.895%, 04/25/35	1,399
1,932	Series 2005-2, Class 2A3, IF, IO, 4.845%, 04/25/35	248

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,464	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	519
3,002	Series 2005-4, Class CB7, 5.500%, 06/25/35	2,804
2,456	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	520
699	Series 2005-6, Class 2A4, 5.500%, 08/25/35	647
4,476	Series 2005-6, Class 2A9, 5.500%, 08/25/35	4,155
1,919	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,930
	Wells Fargo Mortgage-Backed Securities Trust,
237	Series 2003-K, Class 1A1, VAR, 2.491%, 11/25/33	241
448	Series 2003-K, Class 1A2, VAR, 2.491%, 11/25/33	458
552	Series 2004-EE, Class 2A1, VAR, 2.612%, 12/25/34	563
607	Series 2004-EE, Class 3A1, VAR, 2.533%, 12/25/34	616
2,881	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	2,945
577	Series 2004-V, Class 1A1, VAR, 2.608%, 10/25/34	584
273	Series 2005-16, Class APO, PO, 01/25/36	214
413	Series 2005-AR16, Class 2A1, VAR, 2.619%, 02/25/34	420
5,014	Series 2005-AR3, Class 1A1, VAR, 2.619%, 03/25/35	5,097
531	Series 2005-AR8, Class 2A1, VAR, 2.600%, 06/25/35	535
579	Series 2006-2, Class APO, PO, 03/25/36	369
288	Series 2006-4, Class 1APO, PO, 04/25/36	223
1,440	Series 2007-7, Class A7, 6.000%, 06/25/37	1,426
409	Series 2007-11, Class A14, 6.000%, 08/25/37	408

		267,026

	Total Collateralized Mortgage Obligations (Cost $836,935)	885,971

Commercial Mortgage-Backed Securities — 3.7%
	A10 Securitization LLC,
803	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	805
1,016	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	1,019

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	A10 Term Asset Financing LLC,
3,566	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	3,562
696	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	697
	ACRE Commercial Mortgage Trust, (Cayman Islands),
360	Series 2014-FL2, Class B, VAR, 2.200%, 08/15/31 (e)	360
360	Series 2014-FL2, Class C, VAR, 2.650%, 08/15/31 (e)	359
560	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	557
	Banc of America Commercial Mortgage Trust,
385	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	403
2,195	Series 2006-4, Class A4, 5.634%, 07/10/46	2,329
915	Series 2006-5, Class A4, 5.414%, 09/10/47	975
1,500	Series 2007-5, Class A4, 5.492%, 02/10/51	1,620
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	408
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,645
1,300	Banc of America Re-REMIC Trust, Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	1,248
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,375
2,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	2,438
	Bear Stearns Commercial Mortgage Securities Trust,
37,145	Series 2005-PWR8, Class X1, IO, VAR, 0.942%, 06/11/41 (e)	134
3,148	Series 2006-PW11, Class A4, VAR, 5.600%, 03/11/39	3,304
89,588	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.556%, 12/11/49 (e)	685
900	CGBAM Commercial Mortgage Trust, Series 2014 -HD, Class A, VAR, 0.955%, 02/15/31 (e)	900
1,250	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,276

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
		COBALT CMBS Commercial Mortgage Trust,
551		Series 2006-C1, Class A4, 5.223%, 08/15/48	587
17,313		Series 2006-C1, Class IO, IO, VAR, 0.978%, 08/15/48	279
		COMM Mortgage Trust,
1,100		Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,116
2,986		Series 2012-CR2, Class XA, IO, VAR, 2.081%, 08/15/45	311
3,500		Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	3,807
1,060		Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	1,052
1,000		Series 2014-TWC, Class A, VAR, 1.006%, 02/13/32 (e)	1,000
300		Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.094%, 11/17/26 (e)	302
		Commercial Mortgage Trust,
500		Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	505
300		Series 2006-GG7, Class AM, VAR, 6.014%, 07/10/38	322
700		Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.857%, 03/15/39	737
2,018		CSMC, Series 2014-ICE, Class A, VAR, 1.050%, 04/15/27 (e)	2,021
1,183		DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	1,181
—	(h)	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	—	(h)
		Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557		Series K029, Class A2, VAR, 3.320%, 02/25/23	2,678
2,500		Series KSMC, Class A2, 2.615%, 01/25/23	2,484
1,866		GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,887
3,925		GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,067
1,396		GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,412
488		GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	492

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

865	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	904
1,000	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,074
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,000	Series 2005-CB11, Class AJ, VAR, 5.568%, 08/12/37	1,022
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	402
1,000	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,092
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	1,028
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,040
39,781	Series 2006-C7, Class XW, IO, VAR, 0.849%, 11/15/38 (e)	507
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	325
819	Series 2007-C2, Class A3, 5.430%, 02/15/40	892
2,834	Merrill Lynch Mortgage Trust, Series 2005- LC1, Class A4, VAR, 5.291%, 01/12/44	2,957
	ML-CFC Commercial Mortgage Trust,
3,088	Series 2006-1, Class A4, VAR, 5.651%, 02/12/39	3,245
28,867	Series 2006-4, Class XC, IO, VAR, 0.274%, 12/12/49 (e)	325
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,094
	Morgan Stanley Capital I Trust,
34,541	Series 2006-IQ12, Class X1, IO, VAR, 0.679%, 12/15/43 (e)	330
66,930	Series 2007-HQ11, Class X, IO, VAR, 0.392%, 02/12/44 (e)	280
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	817
	Morgan Stanley Re-REMIC Trust,
1,146	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	1,149
4,252	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	4,274
1,800	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,557

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	NCUA Guaranteed Notes Trust,
20,500	Series 2010-C1, Class A2, 2.900%, 10/29/20	21,172
10,035	Series 2010-C1, Class APT, 2.650%, 10/29/20	10,208
	NorthStar, (Cayman Islands),
2,324	Series 2013-1A, Class A, VAR, 2.005%, 08/25/29 (e)	2,326
1,392	Series 2013-1A, Class B, VAR, 5.155%, 08/25/29 (e)	1,406
1,667	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.355%, 08/25/29 (e)	1,669
1,719	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	1,719
664	RBS Commercial Funding, Inc. Trust, Series 2013 -SMV, Class A, 3.260%, 03/11/31 (e)	650
1,414	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,457
1,342	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.560%, 08/15/39	1,353
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,258
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,090
10,293	Series 2012-C2, Class XA, IO, VAR, 1.929%, 05/10/63 (e)	864
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	865
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,384
4,000	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	4,225
2,500	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	2,502
1,405	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1,406
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,856
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	830
400	Series 2013-C11, Class D, VAR, 4.322%, 03/15/45 (e)	381

	Total Commercial Mortgage-Backed Securities (Cost $136,600)	140,274

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 18.8%
	Consumer Discretionary — 1.3%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	618
675	4.250%, 03/01/21	729
173	4.950%, 07/02/64	179
1,000	5.250%, 12/01/41	1,098

		2,624

	Automobiles — 0.1%
	Daimler Finance North America LLC,
421	1.650%, 04/10/15 (e)	424
532	1.875%, 01/11/18 (e)	536
981	2.375%, 08/01/18 (e)	1,002
739	2.625%, 09/15/16 (e)	762
1,425	2.950%, 01/11/17 (e)	1,480

		4,204

	Media — 0.9%
	21st Century Fox America, Inc.,
100	6.200%, 12/15/34	124
400	6.650%, 11/15/37	512
250	6.900%, 08/15/39	331
1,075	7.300%, 04/30/28	1,360
505	8.000%, 10/17/16	578
430	8.875%, 04/26/23	582
	CBS Corp.,
475	3.700%, 08/15/24	480
360	4.900%, 08/15/44	370
140	5.500%, 05/15/33	156
265	5.750%, 04/15/20	305
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	364
	Comcast Corp.,
555	4.200%, 08/15/34	570
1,082	4.250%, 01/15/33	1,125
2,910	5.900%, 03/15/16	3,139
400	6.450%, 03/15/37	524
1,355	6.500%, 11/15/35	1,782
	Cox Communications, Inc.,
446	3.250%, 12/15/22 (e)	438
162	5.450%, 12/15/14	164
125	8.375%, 03/01/39 (e)	182
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	576
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
435	3.800%, 03/15/22	453
1,000	4.600%, 02/15/21	1,100

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
862	5.000%, 03/01/21	966
2,000	6.000%, 08/15/40	2,378
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,107
319	4.950%, 05/15/42	335
1,197	Historic TW, Inc., 9.150%, 02/01/23	1,671
	NBCUniversal Media LLC,
310	4.375%, 04/01/21	343
800	5.950%, 04/01/41	1,005
515	6.400%, 04/30/40	681
	Thomson Reuters Corp., (Canada),
1,278	3.950%, 09/30/21	1,349
441	4.500%, 05/23/43	435
325	4.700%, 10/15/19	358
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	416
1,218	5.850%, 05/01/17	1,360
400	6.550%, 05/01/37	512
800	8.250%, 04/01/19	1,006
	Time Warner Entertainment Co. LP,
160	8.375%, 03/15/23	217
1,250	8.375%, 07/15/33	1,880
	Time Warner, Inc.,
555	4.750%, 03/29/21	615
313	5.375%, 10/15/41	346
150	6.200%, 03/15/40	181
172	6.250%, 03/29/41	211
265	6.500%, 11/15/36	332
250	7.625%, 04/15/31	346
171	7.700%, 05/01/32	241
	Viacom, Inc.,
153	1.250%, 02/27/15	154
500	3.125%, 06/15/22	497
67	3.250%, 03/15/23	66
808	3.875%, 12/15/21	852
464	4.375%, 03/15/43	434
100	4.500%, 03/01/21	109
250	4.500%, 02/27/42	241
130	6.250%, 04/30/16	142
333	Walt Disney Co. (The), 0.450%, 12/01/15	333

		36,334

	Multiline Retail — 0.1%
280	Kohl’s Corp., 6.250%, 12/15/17	320

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multiline Retail — continued
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	502
462	4.375%, 09/01/23	494
157	5.125%, 01/15/42	172
230	7.450%, 07/15/17	268
455	Nordstrom, Inc., 4.000%, 10/15/21	491
200	Target Corp., 6.000%, 01/15/18	229

		2,476

	Specialty Retail — 0.1%
217	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	226
533	Gap, Inc. (The), 5.950%, 04/12/21	617
1,785	Home Depot, Inc. (The), 5.400%, 03/01/16	1,913
	Lowe’s Cos., Inc.,
739	4.650%, 04/15/42	799
326	5.125%, 11/15/41	375
750	Series B, 7.110%, 05/15/37	1,030

		4,960

	Total Consumer Discretionary	50,598

	Consumer Staples — 1.0%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	676
920	5.750%, 04/01/36	1,150
900	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	945
359	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	443
440	Coca-Cola Co. (The), 4.875%, 03/15/19	496
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	267
510	4.828%, 07/15/20	574
800	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	844
255	Diageo Investment Corp., 8.000%, 09/15/22	336
890	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	922
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	354
	PepsiCo, Inc.,
287	1.250%, 08/13/17	288
368	3.000%, 08/25/21	378
59	7.900%, 11/01/18	73
500	VAR, 0.445%, 02/26/16	501

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
	SABMiller Holdings, Inc.,
574	1.850%, 01/15/15 (e)	577
698	3.750%, 01/15/22 (e)	733
250	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	274

		9,831

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
536	4.000%, 12/05/23	565
322	5.300%, 12/05/43	376
979	5.750%, 05/15/41	1,198
250	6.125%, 09/15/39	320
1,042	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,228
	Kroger Co. (The),
900	4.000%, 02/01/24	940
1,100	5.000%, 04/15/42	1,199
2,480	7.500%, 04/01/31	3,365
1,031	Walgreen Co., 3.100%, 09/15/22	1,022
	Wal-Mart Stores, Inc.,
762	5.250%, 09/01/35	909
255	6.200%, 04/15/38	337
350	7.550%, 02/15/30	508

		11,967

	Food Products — 0.4%
200	Archer-Daniels-Midland Co., 5.935%, 10/01/32	251
1,415	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,772
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	212
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	618
535	4.307%, 05/14/21 (e)	587
850	7.350%, 03/06/19 (e)	1,030
	ConAgra Foods, Inc.,
223	1.300%, 01/25/16	225
227	2.100%, 03/15/18	227
365	Kellogg Co., 1.750%, 05/17/17	370
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22	837
694	5.000%, 06/04/42	755
1,187	6.125%, 08/23/18	1,370
1,793	6.875%, 01/26/39	2,382
1,500	Mondelez International, Inc., 4.000%, 02/01/24	1,577

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — continued
777	Tyson Foods, Inc., 3.950%, 08/15/24	795

		13,008

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	216
71	7.500%, 11/01/18	87
728	Procter & Gamble — ESOP, Series A, 9.360%, 01/01/21	918
140	Procter & Gamble Co. (The), 5.500%, 02/01/34	174

		1,395

	Total Consumer Staples	36,201

	Energy — 1.7%
	Energy Equipment & Services — 0.2%
199	Cameron International Corp., 4.000%, 12/15/23	209
	Halliburton Co.,
714	3.500%, 08/01/23	740
1,620	7.450%, 09/15/39	2,387
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	188
	Noble Holding International Ltd., (Cayman Islands),
113	3.950%, 03/15/22	117
83	5.250%, 03/15/42	87
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	461
	Transocean, Inc., (Cayman Islands),
361	3.800%, 10/15/22	352
256	6.375%, 12/15/21	290
905	6.500%, 11/15/20	1,024
198	7.350%, 12/15/41	237
100	7.500%, 04/15/31	119
	Weatherford International Ltd., (Bermuda),
311	4.500%, 04/15/22	332
113	5.950%, 04/15/42	130
110	6.500%, 08/01/36	133
350	9.875%, 03/01/39	554

		7,360

	Oil, Gas & Consumable Fuels — 1.5%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	215
330	Anadarko Petroleum Corp., 8.700%, 03/15/19	421
	Apache Corp.,
138	3.250%, 04/15/22	141

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
556	4.750%, 04/15/43	590
500	6.900%, 09/15/18	594
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	264
	BP Capital Markets plc, (United Kingdom),
92	1.375%, 11/06/17	92
929	1.846%, 05/05/17	946
1,283	2.237%, 05/10/19	1,290
882	2.750%, 05/10/23	858
437	3.814%, 02/10/24	458
900	4.742%, 03/11/21	1,009
200	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	290
	Canadian Natural Resources Ltd., (Canada),
350	6.250%, 03/15/38	442
1,000	6.750%, 02/01/39	1,333
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	206
490	4.450%, 09/15/42	498
450	6.750%, 11/15/39	598
	Chevron Corp.,
560	2.355%, 12/05/22	545
1,000	4.950%, 03/03/19	1,132
1,789	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,861
230	Conoco Funding Co., (Canada), 7.250%, 10/15/31	334
	ConocoPhillips,
325	5.200%, 05/15/18	364
525	5.750%, 02/01/19	608
150	6.000%, 01/15/20	178
200	6.500%, 02/01/39	271
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,150
	Devon Energy Corp.,
750	3.250%, 05/15/22	764
522	4.750%, 05/15/42	553
360	6.300%, 01/15/19	421
	Encana Corp., (Canada),
545	6.500%, 05/15/19	642
150	6.500%, 08/15/34	190
925	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,059
	Enterprise Products Operating LLC,
475	3.900%, 02/15/24	495
318	5.100%, 02/15/45	351

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	EOG Resources, Inc.,
379	2.625%, 03/15/23	369
600	4.100%, 02/01/21	654
180	Hess Corp., 7.875%, 10/01/29	252
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	256
1,000	7.875%, 09/15/31	1,425
	Magellan Midstream Partners LP,
1,127	5.150%, 10/15/43	1,260
250	6.550%, 07/15/19	296
	Marathon Oil Corp.,
902	5.900%, 03/15/18	1,027
1,620	6.000%, 10/01/17	1,841
402	Occidental Petroleum Corp., 1.750%, 02/15/17	408
	Petrobras Global Finance B.V., (Netherlands),
841	4.375%, 05/20/23	830
2,622	6.250%, 03/17/24	2,881
	Petrobras International Finance Co., (Cayman Islands),
1,020	5.375%, 01/27/21	1,075
110	6.750%, 01/27/41	123
175	7.875%, 03/15/19	204
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	372
1,045	6.800%, 05/15/38	1,403
	Petroleos Mexicanos, (Mexico),
393	4.875%, 01/18/24 (e)	427
846	6.375%, 01/23/45 (e)	1,024
	Phillips 66,
314	2.950%, 05/01/17	328
182	4.300%, 04/01/22	197
831	Sinopec Group Overseas Development Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	874
	Spectra Energy Capital LLC,
1,500	5.650%, 03/01/20	1,690
500	6.200%, 04/15/18	572
400	8.000%, 10/01/19	502
	Spectra Energy Partners LP,
524	2.950%, 09/25/18	543
452	5.950%, 09/25/43	546
	Statoil ASA, (Norway),
906	1.150%, 05/15/18	893
353	1.200%, 01/17/18	351
406	2.450%, 01/17/23	395

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,071	2.650%, 01/15/24	1,043
313	2.900%, 11/08/20	322
467	3.125%, 08/17/17	492
300	3.150%, 01/23/22	310
253	4.250%, 11/23/41	260
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	219
250	6.850%, 06/01/39	339
	Talisman Energy, Inc., (Canada),
1,125	5.500%, 05/15/42	1,243
185	5.850%, 02/01/37	208
190	6.250%, 02/01/38	224
850	7.750%, 06/01/19	1,047
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	530
	Tosco Corp.,
310	7.800%, 01/01/27	439
400	8.125%, 02/15/30	602
124	Total Capital Canada Ltd., (Canada), VAR, 0.614%, 01/15/16	125
	Total Capital International S.A., (France),
135	0.750%, 01/25/16	136
262	1.500%, 02/17/17	265
508	1.550%, 06/28/17	514
500	2.750%, 06/19/21	502
233	2.875%, 02/17/22	235
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,436
370	4.125%, 01/28/21	405
	TransCanada PipeLines Ltd., (Canada),
550	6.200%, 10/15/37	709
340	6.500%, 08/15/18	400
1,100	7.250%, 08/15/38	1,562

		57,748

	Total Energy	65,108

	Financials — 8.5%
	Banks — 3.6%
669	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	680
550	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	563
	Australia & New Zealand Banking Group Ltd., (Australia),
1,268	2.400%, 11/23/16 (e)	1,309
900	3.250%, 03/01/16 (e)	934
228	4.875%, 01/12/21 (e)	258

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Bank of America Corp.,
600	2.000%, 01/11/18	603
1,500	Series L, 2.650%, 04/01/19	1,515
520	3.625%, 03/17/16	541
972	4.000%, 04/01/24	1,002
547	4.100%, 07/24/23	571
2,065	5.000%, 05/13/21	2,309
2,730	5.625%, 10/14/16	2,977
740	5.625%, 07/01/20	848
645	Series L, 5.650%, 05/01/18	725
420	5.750%, 12/01/17	471
400	5.875%, 01/05/21	467
2,996	6.400%, 08/28/17	3,404
1,564	6.875%, 04/25/18	1,824
875	7.625%, 06/01/19	1,071
1,510	7.800%, 09/15/16	1,697
	Bank of Montreal, (Canada),
741	1.300%, 10/31/14 (e)	742
1,666	1.400%, 09/11/17	1,670
1,106	2.550%, 11/06/22	1,078
	Bank of Nova Scotia (The), (Canada),
1,034	1.650%, 10/29/15 (e)	1,048
2,000	2.550%, 01/12/17	2,069
737	3.400%, 01/22/15	746
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,275	2.350%, 02/23/17 (e)	1,310
679	3.850%, 01/22/15 (e)	688
1,600	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	1,609
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	284
800	2.500%, 09/21/15 (e)	817
1,735	2.750%, 02/23/15	1,753
324	3.750%, 05/15/24	331
310	Series 1, 5.000%, 09/22/16	335
1,000	6.050%, 12/04/17 (e)	1,125
	BB&T Corp.,
750	3.950%, 04/29/16	790
740	4.900%, 06/30/17	809
380	6.850%, 04/30/19	458
632	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	635
695	Branch Banking & Trust Co., 5.625%, 09/15/16	757

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Canadian Imperial Bank of Commerce, (Canada),
226	0.900%, 10/01/15	227
4,000	2.600%, 07/02/15 (e)	4,075
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,644
	Citigroup, Inc.,
423	3.375%, 03/01/23	425
871	3.750%, 06/16/24	889
500	4.450%, 01/10/17	536
433	4.500%, 01/14/22	472
42	4.587%, 12/15/15	44
871	4.700%, 05/29/15	897
483	4.750%, 05/19/15	497
3,127	5.000%, 09/15/14	3,133
250	5.300%, 05/06/44	268
298	5.375%, 08/09/20	341
865	5.500%, 09/13/25	969
321	5.875%, 01/30/42	395
2,154	6.000%, 08/15/17	2,422
526	6.010%, 01/15/15	537
475	6.125%, 11/21/17	539
250	6.625%, 01/15/28	313
400	8.125%, 07/15/39	614
1,409	8.500%, 05/22/19	1,785
	Comerica, Inc.,
260	3.000%, 09/16/15	266
148	3.800%, 07/22/26	149
1,080	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	1,111
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
143	2.125%, 10/13/15	146
2,400	3.200%, 03/11/15 (e)	2,435
455	3.375%, 01/19/17	480
789	3.875%, 02/08/22	844
500	5.800%, 09/30/10 (e) (††)	583
	Discover Bank,
1,000	3.200%, 08/09/21	1,003
601	4.200%, 08/08/23	635
2,011	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	2,047
	Fifth Third Bancorp,
70	2.300%, 03/01/19	70
760	5.450%, 01/15/17	830
600	Fifth Third Bank, 2.375%, 04/25/19	605

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	HSBC Bank plc, (United Kingdom),
1,438	1.500%, 05/15/18 (e)	1,424
666	4.125%, 08/12/20 (e)	724
575	4.750%, 01/19/21 (e)	646
	HSBC Holdings plc, (United Kingdom),
500	4.000%, 03/30/22	535
530	4.875%, 01/14/22	598
556	5.100%, 04/05/21	637
600	6.100%, 01/14/42	780
300	KeyCorp, 5.100%, 03/24/21	341
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,424
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,530
750	2.750%, 09/28/15 (e)	768
1,000	3.000%, 07/27/16 (e)	1,041
795	3.750%, 03/02/15 (e)	808
250	National City Bank, 5.800%, 06/07/17	280
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	997
1,800	3.125%, 03/20/17 (e)	1,885
945	4.875%, 05/13/21 (e)	1,033
837	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	841
400	PNC Bank N.A., 6.875%, 04/01/18	468
182	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	186
	PNC Funding Corp.,
709	3.300%, 03/08/22	728
567	4.375%, 08/11/20	624
970	5.250%, 11/15/15	1,022
950	5.625%, 02/01/17	1,040
595	6.700%, 06/10/19	714
	Royal Bank of Canada, (Canada),
985	1.200%, 09/19/17	982
1,789	2.000%, 10/01/18	1,814
1,000	2.200%, 07/27/18	1,020
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	402
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	908
1,148	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	1,135
1,300	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,408
880	SunTrust Banks, Inc., 6.000%, 09/11/17	990

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,471
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,375
1,140	2.200%, 07/29/15 (e)	1,159
	U.S. Bancorp,
550	1.650%, 05/15/17	557
675	2.450%, 07/27/15	688
540	3.000%, 03/15/22	548
566	4.125%, 05/24/21	622
1,277	7.500%, 06/01/26	1,726
4,780	Wachovia Corp., 5.750%, 02/01/18	5,433
	Wells Fargo & Co.,
1,826	2.625%, 12/15/16	1,894
850	3.500%, 03/08/22	885
484	4.100%, 06/03/26	495
702	4.480%, 01/16/24	752
500	4.600%, 04/01/21	558
1,280	5.606%, 01/15/44	1,503
2,350	5.625%, 12/11/17	2,658
1,045	SUB, 3.676%, 06/15/16	1,099
	Wells Fargo Bank N.A.,
1,515	Series AI, 4.750%, 02/09/15	1,544
1,000	5.600%, 03/15/16	1,073
250	5.750%, 05/16/16	271
250	6.000%, 11/15/17	284
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	917
2,141	4.875%, 11/19/19	2,417

		136,711

	Capital Markets — 1.7%
1,500	Ameriprise Financial, Inc., 4.000%, 10/15/23	1,590
	Bank of New York Mellon Corp. (The),
357	1.200%, 02/20/15	358
1,789	2.400%, 01/17/17	1,844
900	Series 001, 2.950%, 06/18/15	919
413	3.550%, 09/23/21	436
950	3.650%, 02/04/24	992
760	4.600%, 01/15/20	845
	BlackRock, Inc.,
660	3.375%, 06/01/22	685
540	3.500%, 12/10/14	545
540	3.500%, 03/18/24	553
867	Series 2, 5.000%, 12/10/19	991
385	6.250%, 09/15/17	440

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
1,940	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	2,282
340	Charles Schwab Corp. (The), 3.225%, 09/01/22	346
728	Credit Suisse, (Switzerland), 2.300%, 05/28/19	729
	Deutsche Bank AG, (Germany),
650	3.250%, 01/11/16	672
355	6.000%, 09/01/17	400
500	FMR LLC, 6.450%, 11/15/39 (e)	648
	Goldman Sachs Group, Inc. (The),
545	2.625%, 01/31/19	552
764	2.900%, 07/19/18	786
400	3.300%, 05/03/15	408
3,060	3.625%, 02/07/16	3,177
492	3.700%, 08/01/15	506
800	4.000%, 03/03/24	825
848	5.250%, 07/27/21	956
1,366	5.375%, 03/15/20	1,543
760	5.500%, 11/15/14	768
800	5.750%, 01/24/22	928
4,310	5.950%, 01/18/18	4,863
949	Series D, 6.000%, 06/15/20	1,104
245	6.150%, 04/01/18	279
175	6.250%, 09/01/17	198
685	6.750%, 10/01/37	845
2,678	7.500%, 02/15/19	3,236
	ING Bank N.V., (Netherlands),
500	1.375%, 03/07/16 (e)	504
216	2.000%, 09/25/15 (e)	219
1,445	3.750%, 03/07/17 (e)	1,526
657	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	695
	Jefferies Group LLC,
450	3.875%, 11/09/15	465
1,015	5.125%, 04/13/18	1,109
1,010	6.450%, 06/08/27	1,145
325	6.875%, 04/15/21	384
555	8.500%, 07/15/19	693
	Macquarie Bank Ltd., (Australia),
373	2.000%, 08/15/16 (e)	380
291	2.600%, 06/24/19 (e)	294
2,847	5.000%, 02/22/17 (e)	3,086
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,361

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
1,400	6.250%, 01/14/21 (e)	1,614
250	7.625%, 08/13/19 (e)	302
	Morgan Stanley,
179	1.750%, 02/25/16	181
625	4.000%, 07/24/15	644
893	4.200%, 11/20/14	900
871	5.000%, 11/24/25	935
1,000	5.450%, 01/09/17	1,095
1,021	5.500%, 07/24/20	1,161
380	5.500%, 07/28/21	437
1,265	5.625%, 09/23/19	1,446
360	5.750%, 01/25/21	418
400	6.625%, 04/01/18	463
970	7.300%, 05/13/19	1,174
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,093
150	5.000%, 03/04/15	153
547	6.700%, 03/04/20	658
	State Street Corp.,
369	3.100%, 05/15/23	364
1,164	3.700%, 11/20/23	1,223
	UBS AG, (Switzerland),
1,337	3.875%, 01/15/15	1,354
365	4.875%, 08/04/20	411
244	5.750%, 04/25/18	278
247	5.875%, 12/20/17	280

		64,694

	Consumer Finance — 0.8%
700	American Express Co., 7.000%, 03/19/18	824
	American Express Credit Corp.,
480	2.375%, 03/24/17	494
1,028	2.800%, 09/19/16	1,067
	American Honda Finance Corp.,
667	1.450%, 02/27/15 (e)	671
363	1.500%, 09/11/17 (e)	364
533	1.600%, 02/16/18 (e)	533
565	2.125%, 02/28/17 (e)	579
417	2.125%, 10/10/18	423
1,599	2.600%, 09/20/16 (e)	1,656
150	7.625%, 10/01/18 (e)	183
	Capital One Financial Corp.,
273	1.000%, 11/06/15	273
1,281	3.500%, 06/15/23	1,290

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
	Caterpillar Financial Services Corp.,
402	2.850%, 06/01/22	403
560	5.500%, 03/15/16	601
340	7.050%, 10/01/18	410
585	7.150%, 02/15/19	713
	Ford Motor Credit Co. LLC,
513	2.375%, 03/12/19	514
1,653	3.000%, 06/12/17	1,714
1,917	3.984%, 06/15/16	2,014
561	4.207%, 04/15/16	589
200	4.250%, 09/20/22	214
803	VAR, 1.483%, 05/09/16	815
	HSBC Finance Corp.,
3,538	5.000%, 06/30/15	3,665
207	7.350%, 11/27/32	263
	HSBC USA, Inc.,
800	1.625%, 01/16/18	802
1,500	2.375%, 02/13/15	1,514
	John Deere Capital Corp.,
759	1.200%, 10/10/17	757
335	1.700%, 01/15/20	329
400	2.250%, 04/17/19	406
233	3.150%, 10/15/21	241
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	874
663	PACCAR Financial Corp., 1.600%, 03/15/17	672
	Toyota Motor Credit Corp.,
1,120	1.000%, 02/17/15	1,124
2,480	2.000%, 09/15/16	2,539
558	2.000%, 10/24/18	563
962	3.200%, 06/17/15	983

		31,076

	Diversified Financial Services — 1.1%
1,231	Associates Corp. of North America, 6.950%, 11/01/18	1,456
1,455	Bank of America N.A., 5.300%, 03/15/17	1,587
	Berkshire Hathaway, Inc.,
1,387	3.400%, 01/31/22	1,449
840	3.750%, 08/15/21	904
725	Caisse Centrale Desjardins, (Canada),
	2.550%, 03/24/16 (e)	747
	CME Group, Inc.,
1,230	3.000%, 09/15/22	1,237
285	5.300%, 09/15/43	334

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
400	Countrywide Financial Corp., 6.250%, 05/15/16	433
	General Electric Capital Corp.,
167	1.000%, 12/11/15	168
1,100	1.625%, 07/02/15	1,112
750	2.300%, 04/27/17	771
2,000	3.150%, 09/07/22	2,028
650	4.625%, 01/07/21	728
2,100	4.650%, 10/17/21	2,353
191	5.300%, 02/11/21	219
2,500	5.400%, 02/15/17	2,753
1,785	5.500%, 01/08/20	2,061
4,380	5.625%, 05/01/18	4,985
330	5.875%, 01/14/38	410
2,772	Series A, 6.750%, 03/15/32	3,731
	Intercontinental Exchange, Inc.,
447	2.500%, 10/15/18	457
884	4.000%, 10/15/23	940
300	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	323
290	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	387
550	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	563
	Private Export Funding Corp.,
5,000	Series EE, 2.800%, 05/15/22	5,112
681	Series KK, 3.550%, 01/15/24	721
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	212
1,020	4.300%, 09/22/19	1,131
1,005	4.375%, 03/25/20	1,123
1,280	6.375%, 12/15/38	1,731
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	330

		42,496

	Insurance — 1.0%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	466
410	5.600%, 05/15/15	424
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	710
651	Allstate Corp. (The), 3.150%, 06/15/23	658
	American International Group, Inc.,
471	4.125%, 02/15/24	501
3,020	5.450%, 05/18/17	3,347

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
	Aon Corp.,
402	3.125%, 05/27/16	416
346	3.500%, 09/30/15	357
306	6.250%, 09/30/40	392
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	399
233	2.450%, 12/15/15	239
1,111	2.900%, 10/15/20	1,142
233	3.000%, 05/15/22	236
748	4.300%, 05/15/43	766
1,574	4.400%, 05/15/42	1,634
1,810	5.400%, 05/15/18	2,047
120	Chubb Corp. (The), 5.750%, 05/15/18	137
	CNA Financial Corp.,
750	5.850%, 12/15/14	761
798	5.875%, 08/15/20	925
408	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	451
	Lincoln National Corp.,
345	4.200%, 03/15/22	371
253	4.850%, 06/24/21	283
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	323
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,529
626	2.500%, 10/17/22 (e)	611
540	3.125%, 04/14/16 (e)	561
	MetLife, Inc.,
600	4.875%, 11/13/43	662
555	Series A, 6.817%, 08/15/18	659
	Metropolitan Life Global Funding I,
638	1.300%, 04/10/17 (e)	639
604	1.700%, 06/29/15 (e)	611
300	1.875%, 06/22/18 (e)	300
820	2.500%, 09/29/15 (e)	838
400	3.125%, 01/11/16 (e)	413
1,900	3.650%, 06/14/18 (e)	2,028
1,277	3.875%, 04/11/22 (e)	1,367
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,765
	New York Life Global Funding,
740	0.750%, 07/24/15 (e)	743
350	1.300%, 01/12/15 (e)	351
951	2.150%, 06/18/19 (e)	956
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	700

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	898
384	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	381
166	Principal Financial Group, Inc., 1.850%, 11/15/17	167
	Principal Life Global Funding II,
304	1.000%, 12/11/15 (e)	305
953	2.250%, 10/15/18 (e)	961
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,388
285	Travelers Cos., Inc. (The), 5.800%, 05/15/18	324

		38,142

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
450	3.500%, 01/31/23	443
567	5.000%, 02/15/24	613
471	American Tower Trust I, 1.551%, 03/15/18 (e)	466
	Equity Commonwealth,
600	5.875%, 09/15/20	652
1,345	6.650%, 01/15/18	1,492
608	ERP Operating LP, 4.625%, 12/15/21	675
	HCP, Inc.,
492	2.625%, 02/01/20	491
234	3.875%, 08/15/24	236
230	4.200%, 03/01/24	237
598	4.250%, 11/15/23	621
970	5.375%, 02/01/21	1,101
732	Health Care REIT, Inc., 4.500%, 01/15/24	772
534	Prologis LP, 4.250%, 08/15/23	563
	Simon Property Group LP,
917	2.150%, 09/15/17	941
579	4.125%, 12/01/21	629
32	4.200%, 02/01/15	32
200	4.375%, 03/01/21	221
685	6.100%, 05/01/16	737
345	6.125%, 05/30/18	399

		11,321

	Total Financials	324,440

	Health Care — 0.7%
	Biotechnology — 0.3%
	Amgen, Inc.,
491	3.625%, 05/22/24	499
1,000	3.875%, 11/15/21	1,065
237	4.500%, 03/15/20	260

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Biotechnology — continued
500	4.950%, 10/01/41	538
2,000	5.150%, 11/15/41	2,213
265	5.650%, 06/15/42	315
680	5.700%, 02/01/19	780
720	5.750%, 03/15/40	862
	Celgene Corp.,
1,336	3.250%, 08/15/22	1,356
659	3.625%, 05/15/24	672

		8,560

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
286	1.850%, 06/15/18	287
270	4.625%, 03/15/15	276
100	Becton Dickinson and Co., 5.000%, 05/15/19	113

		676

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
265	4.500%, 05/15/42	271
440	6.750%, 12/15/37	594
900	Express Scripts Holding Co., 3.500%, 06/15/24	904
164	McKesson Corp., 0.950%, 12/04/15	165
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	378
	UnitedHealth Group, Inc.,
173	2.750%, 02/15/23	169
400	2.875%, 03/15/23	397
1,050	3.375%, 11/15/21	1,096
620	6.625%, 11/15/37	838
353	Ventas Realty LP, 3.750%, 05/01/24	353
	WellPoint, Inc.,
467	2.300%, 07/15/18	473
615	3.125%, 05/15/22	616
280	3.300%, 01/15/23	281
500	4.625%, 05/15/42	508
535	4.650%, 01/15/43	551
648	4.650%, 08/15/44	670

		8,264

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
176	1.300%, 02/01/17	176
687	4.150%, 02/01/24	726

		902

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
992	1.750%, 11/06/17	997
609	2.900%, 11/06/22	599
937	Actavis Funding SCS, (Luxembourg), 3.850%, 06/15/24 (e)	948
275	Actavis, Inc., 3.250%, 10/01/22	273
	GlaxoSmithKline Capital, Inc.,
750	5.650%, 05/15/18	859
530	6.375%, 05/15/38	699
	Merck & Co., Inc.,
650	1.300%, 05/18/18	646
474	2.400%, 09/15/22	461
562	2.800%, 05/18/23	558
560	Novartis Capital Corp., 3.400%, 05/06/24	576
650	Pfizer, Inc., 3.000%, 06/15/23	657
	Zoetis, Inc.,
193	1.875%, 02/01/18	193
123	4.700%, 02/01/43	128

		7,594

	Total Health Care	25,996

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
557	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	542
400	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	468
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	829
200	Boeing Co. (The), 7.950%, 08/15/24	282
415	Honeywell International, Inc., 5.300%, 03/01/18	469
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	397
1,281	4.070%, 12/15/42	1,271
292	4.850%, 09/15/41	323
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	420
215	Precision Castparts Corp., 0.700%, 12/20/15	215
	United Technologies Corp.,
214	1.800%, 06/01/17	218
681	3.100%, 06/01/22	695
914	4.500%, 06/01/42	984
1,261	6.125%, 02/01/19	1,482

		8,595

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Air Freight & Logistics — 0.0% (g)
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	463
160	SUB, 8.375%, 04/01/30	239
214	United Parcel Service, Inc., 2.450%, 10/01/22	209

		911

	Airlines — 0.1%
430	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	437
235	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	255
649	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	700
213	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	241
421	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	470
206	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	211
479	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	514
178	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	194
432	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	469

		3,491

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
820	3.500%, 07/15/22	732
264	4.125%, 06/15/23	245
328	4.875%, 07/15/42	279
200	Pitney Bowes, Inc., 5.600%, 03/15/18	221
614	Republic Services, Inc., 3.550%, 06/01/22	641
	Waste Management, Inc.,
214	4.750%, 06/30/20	239
465	7.375%, 03/11/19	567

		2,924

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	228
292	2.875%, 05/08/22	292
145	4.375%, 05/08/42	153
789	Fluor Corp., 3.375%, 09/15/21	822

		1,495

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17	182
170	4.000%, 11/02/32	173
570	5.600%, 05/15/18	647
300	7.625%, 04/01/24	387

		1,389

	Industrial Conglomerates — 0.1%
667	Danaher Corp., 3.900%, 06/23/21	726
	General Electric Co.,
212	2.700%, 10/09/22	209
436	3.375%, 03/11/24	448
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	538
412	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	439
	Koninklijke Philips N.V., (Netherlands),
970	3.750%, 03/15/22	1,026
409	5.750%, 03/11/18	465
130	7.200%, 06/01/26	166

		4,017

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	161
	Deere & Co.,
819	2.600%, 06/08/22	807
346	3.900%, 06/09/42	342
	Illinois Tool Works, Inc.,
400	3.500%, 03/01/24	417
1,920	3.900%, 09/01/42	1,867
290	Ingersoll-Rand Co., 6.391%, 11/15/27	354
215	Parker Hannifin Corp., 5.500%, 05/15/18	243

		4,191

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	197
522	3.050%, 03/15/22	527
300	3.450%, 09/15/21	313
136	3.600%, 09/01/20	144
249	3.750%, 04/01/24	259
375	4.375%, 09/01/42	378
769	5.150%, 09/01/43	861
1,000	5.400%, 06/01/41	1,165
540	5.650%, 05/01/17	603
335	5.750%, 03/15/18	381

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
425	5.750%, 05/01/40	516
250	6.700%, 08/01/28	315
250	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	341
	CSX Corp.,
400	3.400%, 08/01/24	407
191	4.100%, 03/15/44	187
300	4.250%, 06/01/21	329
575	5.500%, 04/15/41	677
145	6.250%, 04/01/15	150
215	7.375%, 02/01/19	261
500	7.900%, 05/01/17	582
	ERAC USA Finance LLC,
355	2.750%, 03/15/17 (e)	367
559	4.500%, 08/16/21 (e)	612
436	5.625%, 03/15/42 (e)	511
350	6.375%, 10/15/17 (e)	400
746	6.700%, 06/01/34 (e)	961
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	771
595	3.950%, 10/01/42	574
100	6.000%, 03/15/05 (†)	126
1,776	6.000%, 05/23/11 (†††)	2,203
365	7.700%, 05/15/17	426
479	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	493
	Ryder System, Inc.,
484	2.500%, 03/01/17	499
434	3.600%, 03/01/16	452
	Union Pacific Corp.,
182	2.950%, 01/15/23	183
838	3.646%, 02/15/24	877
710	4.163%, 07/15/22	780
200	4.300%, 06/15/42	207
235	4.875%, 01/15/15	239

		19,274

	Total Industrials	46,287

	Information Technology — 1.2%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
197	2.900%, 03/04/21	202
500	3.625%, 03/04/24	521
988	5.500%, 02/22/16	1,060
350	5.500%, 01/15/40	419

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Communications Equipment — continued
755	5.900%, 02/15/39	943

		3,145

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	226
575	3.375%, 11/01/15	591
190	4.500%, 03/01/23	199
165	6.000%, 04/01/20	187
500	6.875%, 06/01/18	574
1,163	7.500%, 01/15/27	1,449

		3,226

	Internet Software & Services — 0.1%
	eBay, Inc.,
375	2.600%, 07/15/22	364
1,125	2.875%, 08/01/21	1,127
500	3.450%, 08/01/24	503
271	4.000%, 07/15/42	248

		2,242

	IT Services — 0.3%
	International Business Machines Corp.,
409	1.250%, 02/06/17	412
3,267	1.625%, 05/15/20	3,151
2,600	5.700%, 09/14/17	2,942
765	6.220%, 08/01/27	978
1,075	7.625%, 10/15/18	1,319
	Xerox Corp.,
271	2.950%, 03/15/17	282
270	4.500%, 05/15/21	293
610	5.625%, 12/15/19	698
550	6.750%, 02/01/17	619

		10,694

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
772	3.300%, 10/01/21	806
685	4.000%, 12/15/32	690
1,460	National Semiconductor Corp., 6.600%, 06/15/17	1,675
365	Texas Instruments, Inc., 1.650%, 08/03/19	358

		3,529

	Software — 0.2%
470	Intuit, Inc., 5.750%, 03/15/17	521
	Microsoft Corp.,
262	0.875%, 11/15/17	260

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — continued
720	1.625%, 09/25/15	730
384	2.125%, 11/15/22	370
810	2.375%, 05/01/23	786
1,155	3.625%, 12/15/23	1,223
117	4.500%, 10/01/40	125
	Oracle Corp.,
586	Series NOTE, 2.800%, 07/08/21	592
1,000	3.625%, 07/15/23	1,046
457	4.300%, 07/08/34	477
500	5.000%, 07/08/19	567
1,422	5.250%, 01/15/16	1,514
813	5.750%, 04/15/18	930
475	6.500%, 04/15/38	628

		9,769

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
2,556	2.400%, 05/03/23	2,452
2,364	2.850%, 05/06/21	2,407
2,069	VAR, 0.489%, 05/03/18	2,071
300	Dell, Inc., 7.100%, 04/15/28	305
	EMC Corp.,
850	1.875%, 06/01/18	852
1,000	3.375%, 06/01/23	1,014
	Hewlett-Packard Co.,
282	4.300%, 06/01/21	303
472	4.375%, 09/15/21	511
201	4.650%, 12/09/21	222
849	6.000%, 09/15/41	1,006

		11,143

	Total Information Technology	43,748

	Materials — 0.6%
	Chemicals — 0.4%
500	CF Industries, Inc., 7.125%, 05/01/20	610
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	535
470	4.125%, 11/15/21	503
223	4.250%, 11/15/20	243
200	5.250%, 11/15/41	223
375	7.375%, 11/01/29	510
73	8.550%, 05/15/19	93
	E.I. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	647
350	4.900%, 01/15/41	386
1,740	6.000%, 07/15/18	2,020

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	Ecolab, Inc.,
447	1.450%, 12/08/17	447
150	5.500%, 12/08/41	176
	Monsanto Co.,
664	2.750%, 07/15/21	667
253	4.200%, 07/15/34	263
278	4.700%, 07/15/64	288
	Mosaic Co. (The),
280	3.750%, 11/15/21	293
1,456	4.250%, 11/15/23	1,556
79	4.875%, 11/15/41	82
861	5.450%, 11/15/33	981
347	5.625%, 11/15/43	401
85	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	90
	PPG Industries, Inc.,
114	5.500%, 11/15/40	137
700	6.650%, 03/15/18	813
355	9.000%, 05/01/21	467
662	Praxair, Inc., 4.625%, 03/30/15	678
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,295
850	7.750%, 10/01/96	1,109

		15,513

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
815	3.850%, 09/30/23	868
410	5.400%, 03/29/17	454
560	6.500%, 04/01/19	671
	Freeport-McMoRan, Inc.,
1,329	2.150%, 03/01/17	1,354
1,138	3.875%, 03/15/23	1,155
299	5.450%, 03/15/43	323
283	Nucor Corp., 4.000%, 08/01/23	296
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	334
	Rio Tinto Finance USA Ltd., (Australia),
117	3.500%, 11/02/20	123
550	3.750%, 09/20/21	586
650	9.000%, 05/01/19	846
393	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	398

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
676	Teck Resources Ltd., (Canada), 4.750%, 01/15/22	716

		8,124

	Total Materials	23,637

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
731	0.900%, 02/12/16	733
840	3.900%, 03/11/24	880
879	4.300%, 12/15/42	855
462	4.350%, 06/15/45	450
850	4.450%, 05/15/21	942
375	5.350%, 09/01/40	419
250	5.500%, 02/01/18	282
2,700	6.300%, 01/15/38	3,372
358	BellSouth Telecommunications LLC, 6.300%, 12/15/15	361
	British Telecommunications plc, (United Kingdom),
200	2.000%, 06/22/15	202
531	2.350%, 02/14/19	537
150	9.625%, 12/15/30	242
600	Centel Capital Corp., 9.000%, 10/15/19	727
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	343
232	4.875%, 03/06/42 (e)	247
400	6.000%, 07/08/19	467
325	8.607%, 06/15/30	486
1,742	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,783
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	268
	Orange S.A., (France),
560	2.750%, 09/14/16	579
1,305	9.000%, 03/01/31	1,993
741	Qwest Corp., 6.750%, 12/01/21	862
	Telefonica Emisiones S.A.U., (Spain),
252	3.192%, 04/27/18	263
319	5.134%, 04/27/20	355
316	5.462%, 02/16/21	359
207	5.877%, 07/15/19	239
300	6.421%, 06/20/16	328
	Verizon Communications, Inc.,
432	2.625%, 02/21/20 (e)	433

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
381	3.450%, 03/15/21	395
938	4.150%, 03/15/24	993
1,762	4.500%, 09/15/20	1,936
4,762	4.862%, 08/21/46 (e)	4,991
100	5.850%, 09/15/35	119
980	6.400%, 09/15/33	1,237
175	6.400%, 02/15/38	219
500	Verizon New England, Inc., 7.875%, 11/15/29	648
	Verizon Pennsylvania LLC,
750	6.000%, 12/01/28	830
1,444	8.350%, 12/15/30	1,922
500	8.750%, 08/15/31	685

		32,982

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	656
592	3.125%, 07/16/22	587
485	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	492
	Rogers Communications, Inc., (Canada),
1,547	4.100%, 10/01/23	1,622
400	8.750%, 05/01/32	578
	Vodafone Group plc, (United Kingdom),
350	1.500%, 02/19/18	347
1,200	1.625%, 03/20/17	1,208

		5,490

	Total Telecommunication Services	38,472

	Utilities — 1.6%
	Electric Utilities — 1.1%
239	Alabama Power Co., 6.125%, 05/15/38	315
286	American Electric Power Co., Inc., 1.650%, 12/15/17	287
	Arizona Public Service Co.,
296	4.500%, 04/01/42	316
467	5.050%, 09/01/41	541
455	Baltimore Gas & Electric Co., 2.800%, 08/15/22	454
1,025	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	1,220
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	900
195	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	222
224	DTE Electric Co., 2.650%, 06/15/22	223

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	134
660	5.100%, 04/15/18	740
100	6.000%, 01/15/38	130
	Duke Energy Florida, Inc.,
290	5.650%, 06/15/18	333
245	6.400%, 06/15/38	334
1,320	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,802
	Duke Energy Progress, Inc.,
540	2.800%, 05/15/22	544
273	4.100%, 05/15/42	277
125	4.100%, 03/15/43	128
325	5.300%, 01/15/19	370
	Electricite de France S.A., (France),
770	2.150%, 01/22/19 (e)	776
1,300	6.000%, 01/22/14 (e) (††††)	1,513
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,057
	Florida Power & Light Co.,
420	5.950%, 10/01/33	550
350	5.950%, 02/01/38	455
210	Georgia Power Co., 5.950%, 02/01/39	265
229	Great Plains Energy, Inc., 4.850%, 06/01/21	254
	Hydro-Quebec, (Canada),
350	Series IO, 8.050%, 07/07/24	489
1,000	Series HY, 8.400%, 01/15/22	1,323
100	Indiana Michigan Power Co., 7.000%, 03/15/19	121
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	120
808	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	893
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	407
1,400	5.300%, 10/01/41	1,610
125	MidAmerican Energy Co., 5.300%, 03/15/18	141
	Nevada Power Co.,
55	5.375%, 09/15/40	67
305	5.450%, 05/15/41	377
720	6.500%, 08/01/18	846
100	Series N, 6.650%, 04/01/36	136
	NextEra Energy Capital Holdings, Inc.,
196	1.200%, 06/01/15	197
371	2.400%, 09/15/19	373
725	6.000%, 03/01/19	841
300	7.875%, 12/15/15	327

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	335
510	Northern States Power Co., 6.250%, 06/01/36	690
320	Ohio Power Co., 6.050%, 05/01/18	367
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	992
110	7.000%, 09/01/22	141
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	527
71	3.250%, 09/15/21	73
250	3.250%, 06/15/23	252
217	4.450%, 04/15/42	225
390	4.500%, 12/15/41	407
810	5.625%, 11/30/17	913
100	6.050%, 03/01/34	125
160	8.250%, 10/15/18	199
	PacifiCorp,
180	5.500%, 01/15/19	206
150	5.650%, 07/15/18	172
	PECO Energy Co.,
350	2.375%, 09/15/22	341
175	5.350%, 03/01/18	196
1,085	Potomac Electric Power Co., 6.500%, 11/15/37	1,471
673	Progress Energy, Inc., 3.150%, 04/01/22	683
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	241
90	3.200%, 11/15/20	93
125	5.800%, 08/01/18	143
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	3,335
	Public Service Electric & Gas Co.,
210	5.300%, 05/01/18	237
317	5.375%, 11/01/39	388
65	South Carolina Electric & Gas Co., 4.500%, 06/01/64	67
	Southern California Edison Co.,
318	Series C, 3.500%, 10/01/23	333
175	4.150%, 09/15/14	175
785	5.500%, 08/15/18	895
200	Series 08-A, 5.950%, 02/01/38	257
1,185	6.050%, 03/15/39	1,552
363	Southern Co. (The), 1.950%, 09/01/16	371
570	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	722

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
312	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	307
	Virginia Electric and Power Co.,
64	3.450%, 02/15/24	66
1,415	5.400%, 04/30/18	1,600
630	5.950%, 09/15/17	717
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	21
275	6.250%, 12/01/15	294
	Xcel Energy, Inc.,
162	0.750%, 05/09/16	162
92	4.800%, 09/15/41	102
200	6.500%, 07/01/36	267

		43,068

	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
828	4.150%, 01/15/43	852
375	8.500%, 03/15/19	476
308	Boston Gas Co., 4.487%, 02/15/42 (e)	323
335	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	383

		2,034

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	1,076
235	5.750%, 10/01/41	266
	PSEG Power LLC,
442	4.300%, 11/15/23	467
772	5.125%, 04/15/20	862
202	Southern Power Co., 5.150%, 09/15/41	229

		2,900

	Multi-Utilities — 0.4%
	AGL Capital Corp.,
563	3.500%, 09/15/21	590
208	4.400%, 06/01/43	214
1,445	5.875%, 03/15/41	1,820
1,243	6.375%, 07/15/16	1,359
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	737
	Consumers Energy Co.,
216	2.850%, 05/15/22	218
130	5.650%, 04/15/20	152

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
235	Delmarva Power & Light Co., 4.000%, 06/01/42	235
	Dominion Resources, Inc.,
920	Series F, 5.250%, 08/01/33	1,057
300	7.000%, 06/15/38	414
600	8.875%, 01/15/19	765
289	DTE Energy Co., Series F, 3.850%, 12/01/23	303
	NiSource Finance Corp.,
370	3.850%, 02/15/23	384
360	4.450%, 12/01/21	390
1,256	5.800%, 02/01/42	1,460
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	382
275	6.000%, 06/01/26	344
	Sempra Energy,
350	2.875%, 10/01/22	348
236	3.550%, 06/15/24	241
1,013	4.050%, 12/01/23	1,082
1,150	6.150%, 06/15/18	1,329
180	6.500%, 06/01/16	197
460	9.800%, 02/15/19	605

		14,626

	Total Utilities	62,628

	Total Corporate Bonds (Cost $664,804)	717,115

Foreign Government Securities — 1.3%
	Federative Republic of Brazil, (Brazil),
825	4.250%, 01/07/25	856
472	5.000%, 01/27/45	484
	Israel Government AID Bond, (Israel),
20,000	Zero Coupon, 03/15/18	18,923
1,500	Zero Coupon, 11/01/23	1,155
1,500	Zero Coupon, 11/01/24	1,110
1,000	5.500%, 09/18/33	1,293
1,776	Series 6-Z, Zero Coupon, 02/15/22	1,467
	Province of Ontario, (Canada),
1,387	1.650%, 09/27/19	1,365
700	2.700%, 06/16/15	714
2,220	2.950%, 02/05/15	2,245
377	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	513
1,133	Republic of Poland, (Poland), 4.000%, 01/22/24	1,188
	Republic of South Africa, (South Africa),
1,436	5.375%, 07/24/44	1,499

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

640		5.875%, 09/16/25	724
		Republic of Turkey, (Turkey),
719		5.750%, 03/22/24	798
351		6.625%, 02/17/45	420
5,000		Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	4,977
		United Mexican States, (Mexico),
2,030		3.500%, 01/21/21	2,111
1,732		4.000%, 10/02/23	1,838
120		4.750%, 03/08/44	126
4,913		5.550%, 01/21/45	5,748

		Total Foreign Government Securities (Cost $47,752)	49,554

Mortgage Pass-Through Securities — 14.8%
		Federal Home Loan Mortgage Corp.,
28		ARM, 2.089%, 07/01/19	28
412		ARM, 2.125%, 10/01/36	437
106		ARM, 2.220%, 10/01/36	111
354		ARM, 2.226%, 12/01/36	377
399		ARM, 2.290%, 11/01/36	425
881		ARM, 2.304%, 04/01/34	937
964		ARM, 2.309%, 03/01/37	1,029
35		ARM, 2.314%, 04/01/30	37
255		ARM, 2.348%, 02/01/36	273
540		ARM, 2.355%, 12/01/33	577
609		ARM, 2.375%, 05/01/36 - 11/01/36	651
187		ARM, 2.505%, 02/01/37	201
352		ARM, 2.693%, 12/01/34	376
562		ARM, 2.785%, 10/01/36	602
328		ARM, 3.473%, 07/01/36	342
502		ARM, 3.555%, 02/01/36	533
1,726		ARM, 4.000%, 07/01/40	1,836
474		ARM, 5.045%, 01/01/35	499
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
—	(h)	4.000%, 05/01/19	—	(h)
107		4.500%, 08/01/18	113
269		5.000%, 12/01/18	284
2,455		5.500%, 06/01/17 - 01/01/24	2,706
40		6.000%, 04/01/18	42
324		6.500%, 08/01/16 - 02/01/19	339
3		7.000%, 04/01/17	3
—	(h)	7.500%, 10/01/14	—	(h)
—	(h)	8.500%, 11/01/15	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,674	3.500%, 01/01/32 - 03/01/32	2,801
95	6.000%, 12/01/22	106
278	6.500%, 11/01/22	313
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,436	3.500%, 04/01/43	4,564
1,253	4.000%, 09/01/35	1,330
5,561	4.500%, 05/01/41	6,037
4,828	5.000%, 09/01/34 - 08/01/40	5,337
1,860	5.500%, 10/01/33 - 07/01/35	2,072
340	6.000%, 12/01/33 - 01/01/34	387
1,704	6.500%, 11/01/34 - 11/01/36	1,940
532	7.000%, 07/01/32 - 10/01/36	588
631	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	718
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,877	3.000%, 03/01/33	2,956
23,943	3.500%, 10/01/32 - 06/01/43	24,805
9,301	4.000%, 01/01/32 - 01/01/43	9,911
396	5.500%, 10/01/33 - 01/01/34	430
577	6.000%, 02/01/33	626
58	7.000%, 07/01/29	64
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1	12.000%, 08/01/15 - 07/01/19	1
	Federal National Mortgage Association,
67	ARM, 1.688%, 09/01/34	70
984	ARM, 1.784%, 01/01/33	1,043
689	ARM, 1.788%, 07/01/33	749
593	ARM, 1.834%, 05/01/35	632
7	ARM, 1.875%, 03/01/19	7
1,704	ARM, 1.899%, 01/01/35	1,793
1,311	ARM, 1.910%, 09/01/35	1,382
444	ARM, 1.921%, 11/01/34	473
597	ARM, 1.940%, 07/01/36	637
5	ARM, 1.973%, 01/01/19	5
297	ARM, 2.038%, 04/01/34	312
998	ARM, 2.046%, 11/01/34	1,054
621	ARM, 2.120%, 01/01/35	659
956	ARM, 2.124%, 06/01/35	1,017
315	ARM, 2.135%, 08/01/34	340
279	ARM, 2.142%, 01/01/36	296
169	ARM, 2.143%, 09/01/35	181
180	ARM, 2.170%, 07/01/34	192

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

774	ARM, 2.175%, 10/01/34	825
486	ARM, 2.180%, 10/01/34	518
286	ARM, 2.189%, 09/01/34	305
259	ARM, 2.199%, 02/01/35	276
170	ARM, 2.220%, 05/01/35	180
230	ARM, 2.248%, 06/01/36	246
20	ARM, 2.262%, 04/01/34	20
596	ARM, 2.267%, 08/01/34	635
296	ARM, 2.277%, 07/01/33 - 11/01/33	305
210	ARM, 2.295%, 01/01/34	224
606	ARM, 2.321%, 07/01/33	646
478	ARM, 2.335%, 05/01/34	512
1,631	ARM, 2.338%, 04/01/35	1,737
395	ARM, 2.354%, 04/01/35	424
205	ARM, 2.428%, 01/01/38	220
443	ARM, 2.475%, 09/01/33	472
295	ARM, 2.505%, 10/01/34	317
67	ARM, 2.614%, 09/01/27	71
634	ARM, 2.692%, 10/01/36	682
106	ARM, 2.750%, 02/01/34	106
72	ARM, 2.875%, 01/01/36	72
49	ARM, 3.705%, 03/01/29	52
2,000	3.760%, 11/01/23	2,155
	Federal National Mortgage Association, 15 Year, Single Family,
617	3.500%, 09/01/18 - 07/01/19	653
376	4.000%, 08/01/18 - 10/01/18	398
1,994	4.500%, 06/01/18 - 12/01/19	2,120
719	5.000%, 06/01/18 - 08/01/24	776
680	5.500%, 03/01/20 - 07/01/20	721
4,200	6.000%, 06/01/16 - 01/01/24	4,595
176	6.500%, 03/01/17 - 08/01/20	185
161	7.000%, 03/01/17 - 09/01/17	169
3	7.500%, 03/01/17	3
1	8.000%, 11/01/15	1
	Federal National Mortgage Association, 20 Year, Single Family,
1,555	3.500%, 08/01/32	1,632
108	4.500%, 04/01/24	116
1,019	6.500%, 05/01/22 - 04/01/25	1,149
	Federal National Mortgage Association, 30 Year, FHA/VA,
80	6.000%, 09/01/33	88
1,022	6.500%, 03/01/29 - 08/01/39	1,134
17	7.000%, 02/01/33	19
48	8.000%, 06/01/28	55

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
14		9.000%, 05/01/18 - 12/01/25	15
		Federal National Mortgage Association, 30 Year, Single Family,
356		4.500%, 11/01/33 - 02/01/35	386
1,398		5.000%, 07/01/33 - 09/01/35	1,557
1,870		5.500%, 09/01/31 - 03/01/34	2,112
2,355		6.000%, 12/01/28 - 09/01/37	2,680
1,093		6.500%, 11/01/29 - 08/01/31	1,252
907		7.000%, 01/01/24 - 01/01/39	1,008
356		7.500%, 08/01/36 - 11/01/37	391
559		8.000%, 03/01/27 - 11/01/28	668
1		9.000%, 04/01/26	1
13		9.500%, 07/01/28	14
—	(h)	12.500%, 01/01/16	—	(h)
		Federal National Mortgage Association, Other,
1,453		VAR, 0.515%, 01/01/23	1,466
2,902		VAR, 0.545%, 01/01/23	2,927
4,931		VAR, 0.615%, 11/01/23	4,971
4,000		VAR, 0.625%, 12/01/23	4,030
3,000		VAR, 0.645%, 11/01/23	3,000
952		VAR, 0.955%, 03/01/22	952
2,408		VAR, 6.070%, 11/01/18	2,598
2,000		1.690%, 12/01/19	1,957
3,450		1.792%, 05/01/20	3,396
3,917		1.808%, 06/01/20	3,854
1,997		1.940%, 07/01/19	2,002
1,500		2.066%, 12/01/20	1,470
12,000		2.077%, 06/01/20	12,012
4,569		2.097%, 08/01/19	4,580
5,407		2.190%, 09/01/21 - 12/01/22	5,255
1,987		2.211%, 04/01/19	2,016
1,464		2.221%, 04/01/19	1,477
3,971		2.283%, 12/01/22	3,881
5,360		2.390%, 12/01/22	5,289
5,389		2.418%, 12/01/22	5,306
1,953		2.428%, 05/01/23	1,912
3,375		2.449%, 11/01/22	3,335
3,000		2.459%, 12/01/22	2,965
3,500		2.480%, 12/01/22	3,461
5,607		2.490%, 10/01/17	5,791
2,940		2.500%, 06/01/23	2,886
4,000		2.531%, 11/01/22	3,976
2,903		2.542%, 02/01/23	2,874
1,468		2.593%, 06/01/23	1,452
6,955		2.604%, 10/01/22 - 05/01/23	6,874
3,000		2.670%, 07/01/22	3,022

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,776	2.690%, 10/01/17	7,044
3,363	2.703%, 04/01/23	3,380
4,955	2.808%, 07/01/23	5,035
3,214	2.841%, 03/01/22	3,197
1,565	2.862%, 05/01/22	1,593
3,740	2.970%, 11/01/18	3,897
7,289	3.000%, 02/01/22 - 01/01/43	7,424
1,444	3.038%, 05/01/22	1,484
5,939	3.050%, 04/01/22	6,148
6,986	3.070%, 01/01/22	7,249
4,500	3.079%, 07/01/22	4,635
2,000	3.120%, 01/01/22	2,082
2,732	3.160%, 02/01/22	2,854
1,831	3.224%, 05/01/22	1,904
9,714	3.230%, 11/01/20	10,221
1,458	3.255%, 12/01/21	1,525
2,203	3.260%, 01/01/22	2,317
1,974	3.290%, 10/01/20	2,083
3,904	3.306%, 02/01/22	4,086
943	3.375%, 11/01/20	1,002
1,962	3.461%, 11/01/20	2,077
48,128	3.500%, 12/01/32 - 08/01/43	49,634
2,000	3.503%, 08/01/17	2,113
1,925	3.520%, 01/01/18	2,047
1,441	3.544%, 09/01/20	1,530
2,500	3.590%, 08/01/23	2,687
2,836	3.600%, 09/01/20	3,037
7,394	3.621%, 09/01/20	7,881
4,881	3.658%, 10/01/20	5,212
1,500	3.690%, 11/01/23	1,608
4,571	3.730%, 07/01/22	4,920
1,879	3.740%, 07/01/20	2,025
3,000	3.760%, 10/01/23	3,229
972	3.761%, 01/01/25	1,026
5,000	3.792%, 07/01/23	5,356
2,915	3.802%, 09/01/20	3,134
3,000	3.895%, 09/01/21	3,236
2,869	3.906%, 09/01/21	3,104
6,679	3.916%, 09/01/21	7,231
1,943	3.930%, 07/01/20	2,111
4,667	3.947%, 06/01/17	4,952
4,750	3.980%, 11/01/16	4,798
1,540	3.999%, 01/01/21	1,672
9,407	4.000%, 10/01/32 - 07/01/42	9,984
5,000	4.019%, 09/01/21	5,436
1,984	4.061%, 01/01/21	2,159

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
7,954	4.081%, 07/01/20 - 07/01/21	8,675
1,410	4.130%, 07/01/20	1,546
2,380	4.250%, 04/01/21	2,640
1,654	4.257%, 04/01/20	1,813
4,438	4.267%, 11/01/19 - 08/01/21	4,870
2,096	4.290%, 06/01/20	2,314
1,346	4.302%, 01/01/21	1,495
1,439	4.317%, 07/01/21	1,599
1,457	4.350%, 04/01/20	1,612
944	4.368%, 04/01/20	1,048
1,936	4.369%, 02/01/20	2,140
1,429	4.380%, 01/01/21	1,587
1,866	4.381%, 11/01/19	2,048
1,981	4.390%, 05/01/21	2,205
2,000	4.391%, 04/01/21	2,218
2,000	4.402%, 07/01/21	2,217
2,396	4.443%, 08/01/20 - 04/01/21	2,648
2,106	4.474%, 04/01/21	2,341
5,000	4.484%, 06/01/21	5,539
917	4.500%, 03/01/20	1,013
6,440	4.514%, 12/01/19	7,166
4,226	4.540%, 01/01/20	4,675
2,000	4.546%, 02/01/20	2,216
2,870	4.629%, 02/01/21	3,205
3,839	4.794%, 01/01/21	4,315
1,878	5.414%, 07/01/19	2,123
413	5.500%, 03/01/17 - 09/01/33	450
1,170	6.000%, 09/01/37 - 06/01/39	1,273
350	6.500%, 01/01/36 - 07/01/36	394
61	7.000%, 10/01/46	67
49	10.561%, 04/15/19	55
	Government National Mortgage Association II, 30 Year, Single Family,
303	4.500%, 08/20/33	332
3,131	6.000%, 09/20/38	3,524
61	7.500%, 02/20/28 - 09/20/28	73
96	8.000%, 12/20/25 - 09/20/28	113
31	8.500%, 05/20/25	36
	Government National Mortgage Association II, Other,
10,107	4.375%, 06/20/63	10,941
10,415	4.433%, 05/20/63	11,418
3,088	4.462%, 05/20/63	3,389
2,055	4.479%, 04/20/63	2,231

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Government National Mortgage Association, 15 Year, Single Family,
44	6.500%, 06/15/17	45
18	8.000%, 01/15/16	19
	Government National Mortgage Association, 30 Year, Single Family,
313	6.500%, 03/15/28 - 04/15/33	358
188	7.000%, 02/15/33 - 06/15/33	213
43	7.500%, 11/15/22 - 09/15/28	48
16	8.000%, 09/15/22 - 08/15/28	17
2	9.000%, 12/15/16	2
572	9.500%, 10/15/24	643

	Total Mortgage Pass-Through Securities (Cost $554,075)	566,739

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
440	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	562
350	State of California, Various Purpose, GO, 7.300%, 10/01/39	506

		1,068

	Illinois — 0.0% (g)
160	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	159

	New York — 0.2%
360	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, 5.600%, 03/15/40	448
2,500	Port Authority of New York & New Jersey, Consolidated, Rev., 4.458%, 10/01/62	2,628
1,825	Port Authority of New York & New Jersey, Consolidated 164, Rev., 5.647%, 11/01/40	2,287

		5,363

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,877
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11 (†††)	1,690

		3,567

	Total Municipal Bonds (Cost $8,733)	10,157

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19	3,822

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Supranational — continued
641	Corp. Andina de Fomento, 3.750%, 01/15/16	665

	Total Supranational (Cost $4,435)	4,487

U.S. Government Agency Securities — 2.4%
1,525	Federal Home Loan Bank, 5.500%, 07/15/36	2,021
6,000	Federal National Mortgage Association, Zero Coupon, 06/01/17	5,827
	Financing Corp. Fico,
4,500	Zero Coupon, 05/11/18	4,250
2,000	Zero Coupon, 04/05/19	1,839
1,240	Zero Coupon, 09/26/19	1,122
	Government Trust Certificate,
4,000	Zero Coupon, 10/01/15	3,954
5,000	Zero Coupon, 04/01/16	4,899
13,319	Zero Coupon, 10/01/19	11,647
	Residual Funding Corp. STRIPS,
7,300	Zero Coupon, 10/15/19	6,609
30,450	Zero Coupon, 07/15/20	26,880
12,930	Zero Coupon, 10/15/20	11,311
	Tennessee Valley Authority,
304	4.625%, 09/15/60	339
3,521	5.250%, 09/15/39	4,389
1,115	5.880%, 04/01/36	1,489
	Tennessee Valley Authority STRIPS,
2,000	Zero Coupon, 05/01/19	1,819
5,000	Zero Coupon, 11/01/25	3,483
800	Zero Coupon, 06/15/35	360

	Total U.S. Government Agency Securities (Cost $91,597)	92,238

U.S. Treasury Obligations — 26.3%
	U.S. Treasury Bonds,
200	4.250%, 05/15/39	244
4,900	4.375%, 02/15/38	6,077
7,575	4.500%, 02/15/36	9,550
1,300	4.500%, 05/15/38	1,642
1,750	4.500%, 08/15/39	2,219
1,500	4.750%, 02/15/37	1,957
15,370	5.000%, 05/15/37	20,721
850	5.250%, 02/15/29	1,114
1,250	5.375%, 02/15/31	1,686
750	6.125%, 11/15/27	1,049
300	6.125%, 08/15/29	428
2,506	6.250%, 08/15/23	3,326
900	6.250%, 05/15/30	1,310
525	6.625%, 02/15/27	756
4,690	7.500%, 11/15/16	5,393

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,881	7.875%, 02/15/21	2,566
864	8.125%, 05/15/21	1,201
1,845	8.500%, 02/15/20	2,499
7,000	8.750%, 08/15/20	9,742
20,115	8.875%, 08/15/17	24,754
	U.S. Treasury Coupon STRIPS,
19,751	1.523%, 08/15/16 (n)	19,535
17,000	1.821%, 05/15/21 (n)	14,783
8,400	1.859%, 05/15/18 (n)	7,998
2,000	2.026%, 02/15/18 (n)	1,916
2,435	2.051%, 02/15/20 (n)	2,203
17,095	2.271%, 02/15/21 (n)	14,998
500	2.486%, 11/15/23 (n)	399
15,768	2.502%, 02/15/22 (n)	13,368
1,300	2.540%, 08/15/23 (n)	1,047
1,500	2.572%, 05/15/22 (n)	1,261
15,200	2.621%, 05/15/23 (n)	12,343
4,800	2.631%, 08/15/22 (n)	4,003
15,025	2.705%, 11/15/21 (n)	12,846
38,935	2.948%, 08/15/20 (n)	34,655
1,592	3.046%, 08/15/26 (n)	1,152
17,577	3.057%, 05/15/19 (n)	16,259
800	3.058%, 05/15/35 (n)	420
6,100	3.205%, 08/15/21 (n)	5,262
5,600	3.280%, 05/15/28 (n)	3,789
27,150	3.288%, 11/15/26 (n)	19,464
4,250	3.303%, 02/15/32 (n)	2,506
50,504	3.335%, 05/15/20 (n)	45,331
1,650	3.366%, 08/15/34 (n)	890
3,350	3.449%, 08/15/32 (n)	1,939
3,000	3.471%, 05/15/31 (n)	1,818
8,300	3.478%, 11/15/27 (n)	5,726
20,432	3.545%, 02/15/23 (n)	16,729
28,300	3.574%, 02/15/27 (n)	20,100
8,650	3.580%, 11/15/31 (n)	5,147
10,550	3.609%, 05/15/32 (n)	6,165
1,600	3.675%, 08/15/29 (n)	1,033
4,805	3.721%, 02/15/29 (n)	3,159
21,411	3.722%, 08/15/17 (n)	20,793
8,000	3.748%, 02/15/31 (n)	4,891
22,360	3.807%, 08/15/19 (n)	20,544
18,741	3.841%, 08/15/18 (n)	17,724
7,140	3.936%, 11/15/32 (n)	4,098
4,500	3.964%, 08/15/31 (n)	2,701
2,500	4.024%, 02/15/33 (n)	1,422
6,400	4.044%, 05/15/30 (n)	4,020

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
20,736	4.199%, 02/15/17 (n)	20,339
600	4.239%, 08/15/24 (n)	467
600	4.275%, 02/15/26 (n)	443
11,150	4.282%, 05/15/33 (n)	6,285
2,200	4.295%, 11/15/24 (n)	1,697
2,800	4.321%, 05/15/34 (n)	1,524
4,750	4.445%, 11/15/33 (n)	2,630
1,650	4.489%, 11/15/29 (n)	1,055
9,925	4.517%, 11/15/30 (n)	6,128
100	4.646%, 08/15/35 (n)	52
6,675	4.673%, 08/15/27 (n)	4,651
8,860	4.674%, 02/15/28 (n)	6,053
1,200	4.832%, 02/15/35 (n)	636
5,000	4.838%, 02/15/34 (n)	2,744
22,839	4.964%, 11/15/17 (n)	22,020
3,050	5.003%, 08/15/33 (n)	1,703
22,100	5.078%, 02/15/30 (n)	14,019
8,200	5.279%, 08/15/30 (n)	5,104
1,500	5.464%, 05/15/26 (n)	1,095
2,500	5.499%, 11/15/28 (n)	1,660
2,550	5.536%, 05/15/27 (n)	1,794
200	5.594%, 05/15/24 (n)	157
13,857	5.613%, 11/15/16 (n)	13,659
3,000	5.714%, 08/15/28 (n)	2,011
17,230	5.772%, 02/15/15 (n)	17,223
3,595	6.321%, 05/15/15 (n)	3,592
46,801	6.340%, 02/15/16 (n)	46,574
2,049	6.360%, 08/15/15 (n)	2,046
14,257	6.406%, 11/15/15 (n)	14,225
13,056	7.051%, 11/15/14 (n)	13,054
	U.S. Treasury Inflation Indexed Bonds,
300	2.500%, 01/15/29	425
799	3.625%, 04/15/28	1,668
	U.S. Treasury Inflation Indexed Notes,
1,000	0.500%, 04/15/15	1,105
1,000	1.125%, 01/15/21	1,168
630	1.375%, 07/15/18	750
	U.S. Treasury Notes,
8,000	0.750%, 12/31/17	7,900
3,560	0.875%, 01/31/18	3,526
1,500	1.000%, 06/30/19	1,456
4,510	1.000%, 11/30/19	4,348
31,250	1.250%, 10/31/18	31,003
11,635	1.375%, 11/30/18	11,595
7,400	1.500%, 08/31/18	7,432
10,000	2.000%, 02/15/22	9,937

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

12,245	2.125%, 12/31/15	12,550
7,500	2.125%, 08/31/20	7,605
1,000	2.125%, 01/31/21	1,010
36,000	2.125%, 08/15/21	36,211
10,000	2.250%, 07/31/18	10,341
21,972	2.625%, 12/31/14	22,157
1,000	2.625%, 02/29/16	1,034
4,575	2.625%, 04/30/16	4,744
9,300	2.625%, 01/31/18	9,750
700	2.625%, 08/15/20	730
2,300	2.625%, 11/15/20	2,395
17,985	2.750%, 05/31/17	18,903
2,000	2.750%, 12/31/17	2,105
9,000	3.125%, 10/31/16	9,487
6,015	3.125%, 04/30/17	6,379
11,638	3.125%, 05/15/19	12,449
7,250	3.125%, 05/15/21	7,773
15,700	3.250%, 12/31/16	16,632
12,300	3.250%, 03/31/17	13,070
2,600	3.500%, 02/15/18	2,803
450	3.500%, 05/15/20	492
7,000	3.625%, 02/15/21	7,719
2,500	3.750%, 11/15/18	2,737
10,000	4.000%, 02/15/15	10,177
	U.S. Treasury Principal STRIPS,
16,180	Zero Coupon, 02/15/15	16,174
1,000	Zero Coupon, 05/15/16	993

	Total U.S. Treasury Obligations (Cost $955,567)	1,006,044

Loan Assignments — 0.3%
	Financials — 0.3%
	Real Estate Management & Development — 0.3%
1,657	Fiveten Group Holdings Ltd., Revolving Loan, (United Kingdom), VAR, 4.500%, 04/10/15 (i)	1,648
2,017	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	2,007
5,974	Progress Residential LP, Revolving Loan, VAR, 4.000%, 09/04/15 (i)	5,944
4,193	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	4,172

	Total Loan Assignments (Cost $13,840)	13,771

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		VALUE($)
Short-Term Investment — 2.5%
	Investment Company — 2.5%
95,077	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $95,077)	95,077

	Total Investments — 99.6% (Cost $3,632,603)	3,806,531
	Other Assets in Excess of Liabilities — 0.4%	13,808

	NET ASSETS — 100.0%	$3,820,339

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stocks — 98.6%
		Consumer Discretionary — 11.7%
		Auto Components — 0.4%
5		BorgWarner, Inc.	298
6		Delphi Automotive plc, (United Kingdom)	402
6		Goodyear Tire & Rubber Co. (The)	150
14		Johnson Controls, Inc.	679

			1,529

		Automobiles — 0.7%
83		Ford Motor Co.	1,442
28		General Motors Co.	958
5		Harley-Davidson, Inc.	291

			2,691

		Distributors — 0.1%
3		Genuine Parts Co.	282

		Diversified Consumer Services — 0.1%
—	(h)	Graham Holdings Co., Class B	68
6		H&R Block, Inc.	193

			261

		Hotels, Restaurants & Leisure — 1.6%
9		Carnival Corp.	348
1		Chipotle Mexican Grill, Inc. (a)	442
3		Darden Restaurants, Inc.	131
5		Marriott International, Inc., Class A	319
21		McDonald’s Corp.	1,940
16		Starbucks Corp.	1,227
4		Starwood Hotels & Resorts Worldwide, Inc.	340
3		Wyndham Worldwide Corp.	216
2		Wynn Resorts Ltd.	327
9		Yum! Brands, Inc.	669

			5,959

		Household Durables — 0.4%
7		D.R. Horton, Inc.	146
3		Garmin Ltd., (Switzerland)	140
1		Harman International Industries, Inc.	164
3		Leggett & Platt, Inc.	102
4		Lennar Corp., Class A	144
1		Mohawk Industries, Inc. (a)	187
6		Newell Rubbermaid, Inc.	194
7		PulteGroup, Inc.	137
2		Whirlpool Corp.	249

			1,463

		Internet & Catalog Retail — 1.3%
8		Amazon.com, Inc. (a)	2,647
2		Expedia, Inc.	185

SHARES	SECURITY DESCRIPTION	VALUE($)

	Internet & Catalog Retail — continued
1	Netflix, Inc. (a)	599
1	Priceline Group, Inc. (The) (a)	1,366
2	TripAdvisor, Inc. (a)	231

		5,028

	Leisure Products — 0.1%
2	Hasbro, Inc.	127
7	Mattel, Inc.	245

		372

	Media — 3.5%
5	Cablevision Systems Corp., Class A	84
10	CBS Corp. (Non-Voting), Class B	605
54	Comcast Corp., Class A	2,980
10	DIRECTV (a)	848
5	Discovery Communications, Inc., Class A (a)	200
5	Discovery Communications, Inc., Class C (a)	196
5	Gannett Co., Inc.	160
9	Interpublic Group of Cos., Inc. (The)	173
10	News Corp., Class A (a)	184
5	Omnicom Group, Inc.	390
2	Scripps Networks Interactive, Inc., Class A	179
6	Time Warner Cable, Inc.	863
18	Time Warner, Inc.	1,423
40	Twenty-First Century Fox, Inc., Class A	1,420
8	Viacom, Inc., Class B	665
34	Walt Disney Co. (The)	3,031

		13,401

	Multiline Retail — 0.6%
6	Dollar General Corp. (a)	406
4	Dollar Tree, Inc. (a)	232
2	Family Dollar Stores, Inc.	160
4	Kohl’s Corp.	240
8	Macy’s, Inc.	470
3	Nordstrom, Inc.	204
13	Target Corp.	797

		2,509

	Specialty Retail — 2.1%
1	AutoNation, Inc. (a)	72
1	AutoZone, Inc. (a)	375
4	Bed Bath & Beyond, Inc. (a)	274
6	Best Buy Co., Inc.	184
5	CarMax, Inc. (a)	242
2	GameStop Corp., Class A	101
5	Gap, Inc. (The)	251
29	Home Depot, Inc. (The)	2,679

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Specialty Retail — continued
5	L Brands, Inc.	328
21	Lowe’s Cos., Inc.	1,097
2	O’Reilly Automotive, Inc. (a)	347
2	PetSmart, Inc.	149
4	Ross Stores, Inc.	335
14	Staples, Inc.	158
2	Tiffany & Co.	235
15	TJX Cos., Inc. (The)	874
3	Tractor Supply Co.	194
2	Urban Outfitters, Inc. (a)	85

		7,980

	Textiles, Apparel & Luxury Goods — 0.8%
6	Coach, Inc.	212
1	Fossil Group, Inc. (a)	101
4	Michael Kors Holdings Ltd., (Hong Kong) (a)	302
15	NIKE, Inc., Class B	1,213
2	PVH Corp.	201
1	Ralph Lauren Corp.	207
3	Under Armour, Inc., Class A (a)	232
7	V.F. Corp.	462

		2,930

	Total Consumer Discretionary	44,405

	Consumer Staples — 9.3%
	Beverages — 2.1%
3	Brown-Forman Corp., Class B	315
79	Coca-Cola Co. (The)	3,302
5	Coca-Cola Enterprises, Inc.	234
4	Constellation Brands, Inc., Class A (a)	308
4	Dr. Pepper Snapple Group, Inc.	259
3	Molson Coors Brewing Co., Class B	246
3	Monster Beverage Corp. (a)	251
32	PepsiCo, Inc.	2,936

		7,851

	Food & Staples Retailing — 2.2%
9	Costco Wholesale Corp.	1,111
24	CVS Caremark Corp.	1,945
11	Kroger Co. (The)	544
5	Safeway, Inc.	168
12	Sysco Corp.	463
18	Walgreen Co.	1,113
34	Wal-Mart Stores, Inc.	2,549
8	Whole Foods Market, Inc.	301

		8,194

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — 1.6%
14	Archer-Daniels-Midland Co. (m)	683
4	Campbell Soup Co.	168
9	ConAgra Foods, Inc.	284
13	General Mills, Inc.	687
3	Hershey Co. (The)	286
3	Hormel Foods Corp.	143
2	JM Smucker Co. (The)	223
5	Kellogg Co.	347
3	Keurig Green Mountain, Inc.	354
12	Kraft Foods Group, Inc.	734
3	McCormick & Co., Inc. (Non-Voting)	190
4	Mead Johnson Nutrition Co.	405
35	Mondelez International, Inc., Class A	1,282
6	Tyson Foods, Inc., Class A	219

		6,005

	Household Products — 1.9%
3	Clorox Co. (The)	239
18	Colgate-Palmolive Co.	1,179
8	Kimberly-Clark Corp.	852
57	Procter & Gamble Co. (The)	4,709

		6,979

	Personal Products — 0.1%
9	Avon Products, Inc. (m)	128
5	Estee Lauder Cos., Inc. (The), Class A	406

		534

	Tobacco — 1.4%
42	Altria Group, Inc.	1,792
8	Lorillard, Inc.	453
33	Philip Morris International, Inc.	2,819
7	Reynolds American, Inc.	381

		5,445

	Total Consumer Staples	35,008

	Energy — 10.3%
	Energy Equipment & Services — 2.0%
9	Baker Hughes, Inc.	631
4	Cameron International Corp. (a)	318
1	Diamond Offshore Drilling, Inc.	63
5	Ensco plc, (United Kingdom), Class A	247
5	FMC Technologies, Inc. (a)	305
18	Halliburton Co.	1,196
2	Helmerich & Payne, Inc.	238
5	Nabors Industries Ltd., (Bermuda)	149
9	National Oilwell Varco, Inc.	777

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
		Energy Equipment & Services — continued
5		Noble Corp. plc, (United Kingdom)	151
—	(h)	Paragon Offshore plc (a)	—	(h)
27		Schlumberger Ltd.	2,990
7		Transocean Ltd., (Switzerland)	275

			7,340

		Oil, Gas & Consumable Fuels — 8.3%
11		Anadarko Petroleum Corp.	1,192
8		Apache Corp.	822
9		Cabot Oil & Gas Corp.	293
11		Chesapeake Energy Corp.	288
40		Chevron Corp.	5,161
2		Cimarex Energy Co.	265
26		ConocoPhillips	2,088
5		CONSOL Energy, Inc.	194
7		Denbury Resources, Inc.	127
8		Devon Energy Corp.	606
11		EOG Resources, Inc.	1,258
3		EQT Corp.	315
90		Exxon Mobil Corp.	8,944
6		Hess Corp. (m)	559
14		Kinder Morgan, Inc.	563
14		Marathon Oil Corp.	590
6		Marathon Petroleum Corp.	550
4		Murphy Oil Corp.	221
3		Newfield Exploration Co. (a)	128
8		Noble Energy, Inc.	543
16		Occidental Petroleum Corp.	1,707
4		ONEOK, Inc.	306
6		Peabody Energy Corp.	90
12		Phillips 66	1,031
3		Pioneer Natural Resources Co.	625
4		QEP Resources, Inc.	134
4		Range Resources Corp.	278
7		Southwestern Energy Co. (a)	304
14		Spectra Energy Corp.	585
3		Tesoro Corp.	175
11		Valero Energy Corp.	605
15		Williams Cos., Inc. (The)	919

			31,466

		Total Energy	38,806

		Financials — 15.9%
		Banks — 5.8%
220		Bank of America Corp.	3,543
15		BB&T Corp.	562
64		Citigroup, Inc.	3,286

SHARES	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
4	Comerica, Inc.	191
18	Fifth Third Bancorp	363
17	Huntington Bancshares, Inc.	171
79	JPMorgan Chase & Co. (q)	4,712
18	KeyCorp	252
3	M&T Bank Corp.	336
11	PNC Financial Services Group, Inc. (The)	948
29	Regions Financial Corp.	293
11	SunTrust Banks, Inc.	425
38	U.S. Bancorp	1,607
100	Wells Fargo & Co.	5,163
4	Zions Bancorp	121

		21,973

	Capital Markets — 2.2%
1	Affiliated Managers Group, Inc. (a)	245
4	Ameriprise Financial, Inc.	500
24	Bank of New York Mellon Corp. (The)	936
3	BlackRock, Inc.	866
25	Charles Schwab Corp. (The)	699
6	E*TRADE Financial Corp. (a)	134
8	Franklin Resources, Inc.	475
9	Goldman Sachs Group, Inc. (The)	1,560
9	Invesco Ltd.	370
2	Legg Mason, Inc.	106
29	Morgan Stanley	1,006
5	Northern Trust Corp.	324
9	State Street Corp.	650
6	T. Rowe Price Group, Inc.	446

		8,317

	Consumer Finance — 0.9%
19	American Express Co. (m)	1,707
12	Capital One Financial Corp.	982
10	Discover Financial Services	609
9	Navient Corp.	159

		3,457

	Diversified Financial Services — 1.9%
38	Berkshire Hathaway, Inc., Class B (a)	5,175
7	CME Group, Inc.	506
2	Intercontinental Exchange, Inc.	456
7	Leucadia National Corp.	166
6	McGraw Hill Financial, Inc.	462
4	Moody’s Corp.	368
2	NASDAQ OMX Group, Inc. (The)	107

		7,240

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Insurance — 2.8%
7	ACE Ltd., (Switzerland)	752
10	Aflac, Inc. (m)	582
9	Allstate Corp. (The)	559
30	American International Group, Inc. (m)	1,698
6	Aon plc, (United Kingdom)	541
2	Assurant, Inc.	100
5	Chubb Corp. (The)	471
3	Cincinnati Financial Corp.	148
10	Genworth Financial, Inc., Class A (a)	148
9	Hartford Financial Services Group, Inc. (The)	349
6	Lincoln National Corp.	304
6	Loews Corp.	280
12	Marsh & McLennan Cos., Inc.	611
24	MetLife, Inc.	1,290
6	Principal Financial Group, Inc.	311
11	Progressive Corp. (The)	285
10	Prudential Financial, Inc.	868
3	Torchmark Corp.	151
7	Travelers Cos., Inc. (The)	689
5	Unum Group	196
6	XL Group plc, (Ireland)	194

		10,527

	Real Estate Investment Trusts (REITs) — 2.2%
8	American Tower Corp. (m)	817
3	Apartment Investment & Management Co., Class A (m)	105
3	AvalonBay Communities, Inc. (m)	393
3	Boston Properties, Inc. (m)	389
7	Crown Castle International Corp. (m)	556
7	Equity Residential (m)	468
1	Essex Property Trust, Inc. (m)	253
11	General Growth Properties, Inc. (m)	268
10	HCP, Inc. (m)	416
6	Health Care REIT, Inc. (m)	432
16	Host Hotels & Resorts, Inc. (m)	362
9	Kimco Realty Corp. (m)	202
3	Macerich Co. (The) (m)	192
4	Plum Creek Timber Co., Inc. (m)	151
10	Prologis, Inc. (m)	428
3	Public Storage (m)	532
7	Simon Property Group, Inc. (m)	1,106
6	Ventas, Inc. (m)	406
4	Vornado Realty Trust (m)	386
11	Weyerhaeuser Co. (m)	374

		8,236

SHARES	SECURITY DESCRIPTION	VALUE($)

	Real Estate Management & Development — 0.0% (g)
6	CBRE Group, Inc., Class A (a)	186

	Thrifts & Mortgage Finance — 0.1%
10	Hudson City Bancorp, Inc.	98
6	People’s United Financial, Inc.	97

		195

	Total Financials	60,131

	Health Care — 13.5%
	Biotechnology — 2.8%
4	Alexion Pharmaceuticals, Inc. (a)	701
16	Amgen, Inc.	2,210
5	Biogen Idec, Inc. (a)	1,704
17	Celgene Corp. (a)	1,593
32	Gilead Sciences, Inc. (a)	3,460
2	Regeneron Pharmaceuticals, Inc. (a)	585
5	Vertex Pharmaceuticals, Inc. (a)	463

		10,716

	Health Care Equipment & Supplies — 2.1%
31	Abbott Laboratories (m)	1,329
11	Baxter International, Inc.	852
4	Becton, Dickinson & Co. (m)	474
28	Boston Scientific Corp. (a)	351
2	C.R. Bard, Inc.	237
4	CareFusion Corp. (a)	199
9	Covidien plc, (Ireland)	820
3	DENTSPLY International, Inc.	142
2	Edwards Lifesciences Corp. (a)	219
1	Intuitive Surgical, Inc. (a)	354
21	Medtronic, Inc.	1,336
6	St . Jude Medical, Inc.	390
6	Stryker Corp.	516
2	Varian Medical Systems, Inc. (a)	185
4	Zimmer Holdings, Inc.	349

		7,753

	Health Care Providers & Services — 2.1%
7	Aetna, Inc.	615
5	AmerisourceBergen Corp.	366
7	Cardinal Health, Inc.	525
6	Cigna Corp.	532
4	DaVita HealthCare Partners, Inc. (a)	278
16	Express Scripts Holding Co. (a)	1,197
3	Humana, Inc.	417
2	Laboratory Corp. of America Holdings (a)	191
5	McKesson Corp.	942
2	Patterson Cos., Inc.	69

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Health Care Providers & Services — continued
3	Quest Diagnostics, Inc.	191
2	Tenet Healthcare Corp. (a)	125
21	UnitedHealth Group, Inc.	1,779
6	WellPoint, Inc.	682

		7,909

	Health Care Technology — 0.1%
6	Cerner Corp. (a)	356

	Life Sciences Tools & Services — 0.5%
7	Agilent Technologies, Inc.	399
2	PerkinElmer, Inc.	106
8	Thermo Fisher Scientific, Inc.	1,004
2	Waters Corp. (a)	184

		1,693

	Pharmaceuticals — 5.9%
33	AbbVie, Inc.	1,841
6	Actavis plc (a)	1,258
6	Allergan, Inc.	1,020
35	Bristol-Myers Squibb Co.	1,758
21	Eli Lilly & Co.	1,311
4	Hospira, Inc. (a)	188
59	Johnson & Johnson	6,145
2	Mallinckrodt plc (a)	193
61	Merck & Co., Inc.	3,678
8	Mylan, Inc. (a)	380
3	Perrigo Co. plc, (Ireland)	417
134	Pfizer, Inc.	3,926
10	Zoetis, Inc.	372

		22,487

	Total Health Care	50,914

	Industrials — 10.1%
	Aerospace & Defense — 2.5%
14	Boeing Co. (The)	1,781
7	General Dynamics Corp.	841
16	Honeywell International, Inc. (m)	1,562
2	L-3 Communications Holdings, Inc.	199
6	Lockheed Martin Corp.	971
4	Northrop Grumman Corp.	571
3	Precision Castparts Corp.	740
7	Raytheon Co.	631
3	Rockwell Collins, Inc.	218
6	Textron, Inc.	222
18	United Technologies Corp.	1,907

		9,643

SHARES	SECURITY DESCRIPTION	VALUE($)

	Air Freight & Logistics — 0.7%
3	C.H. Robinson Worldwide, Inc.	212
4	Expeditors International of Washington, Inc.	171
6	FedEx Corp.	860
15	United Parcel Service, Inc., Class B	1,437

		2,680

	Airlines — 0.3%
18	Delta Air Lines, Inc.	703
14	Southwest Airlines Co.	464

		1,167

	Building Products — 0.1%
2	Allegion plc, (Ireland)	97
7	Masco Corp.	175

		272

	Commercial Services & Supplies — 0.5%
4	ADT Corp. (The)	134
2	Cintas Corp.	140
4	Iron Mountain, Inc.	129
4	Pitney Bowes, Inc.	115
6	Republic Services, Inc.	220
2	Stericycle, Inc. (a)	211
10	Tyco International Ltd., (Switzerland)	431
9	Waste Management, Inc.	425

		1,805

	Construction & Engineering — 0.1%
3	Fluor Corp.	246
3	Jacobs Engineering Group, Inc. (a)	149
5	Quanta Services, Inc. (a)	166

		561

	Electrical Equipment — 0.6%
5	AMETEK, Inc.	272
10	Eaton Corp. plc	697
15	Emerson Electric Co.	941
3	Rockwell Automation, Inc.	338

		2,248

	Industrial Conglomerates — 2.3%
13	3M Co.	1,874
13	Danaher Corp.	965
210	General Electric Co.	5,456
2	Roper Industries, Inc.	315

		8,610

	Machinery — 1.6%
13	Caterpillar, Inc.	1,426
4	Cummins, Inc.	520

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Machinery — continued
8	Deere & Co.	641
3	Dover Corp.	306
3	Flowserve Corp.	218
8	Illinois Tool Works, Inc.	701
5	Ingersoll-Rand plc	316
2	Joy Global, Inc.	132
7	PACCAR, Inc.	467
2	Pall Corp.	194
3	Parker-Hannifin Corp.	360
4	Pentair plc, (United Kingdom)	278
1	Snap-on, Inc.	152
3	Stanley Black & Decker, Inc.	299
4	Xylem, Inc.	143

		6,153

	Professional Services — 0.2%
1	Dun & Bradstreet Corp. (The)	91
3	Equifax, Inc.	201
6	Nielsen N.V.	298
3	Robert Half International, Inc.	145

		735

	Road & Rail — 1.0%
21	CSX Corp.	650
2	Kansas City Southern	266
6	Norfolk Southern Corp.	694
1	Ryder System, Inc.	101
19	Union Pacific Corp.	1,997

		3,708

	Trading Companies & Distributors — 0.2%
6	Fastenal Co.	259
1	W.W. Grainger, Inc.	314

		573

	Total Industrials	38,155

	Information Technology — 19.1%
	Communications Equipment — 1.6%
107	Cisco Systems, Inc.	2,681
2	F5 Networks, Inc. (a)	197
2	Harris Corp.	159
10	Juniper Networks, Inc.	230
5	Motorola Solutions, Inc.	281
35	QUALCOMM, Inc.	2,690

		6,238

	Electronic Equipment, Instruments & Components — 0.4%
3	Amphenol Corp., Class A	339
27	Corning, Inc.	572

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — continued
3	FLIR Systems, Inc.	100
4	Jabil Circuit, Inc.	84
9	TE Connectivity Ltd., (Switzerland)	536

		1,631

	Internet Software & Services — 3.2%
4	Akamai Technologies, Inc. (a)	225
24	eBay, Inc. (a)	1,326
36	Facebook, Inc., Class A (a)	2,694
6	Google, Inc., Class A (a)	3,454
6	Google, Inc., Class C (a)	3,391
3	VeriSign, Inc. (a)	148
20	Yahoo!, Inc. (a)	755

		11,993

	IT Services — 3.3%
13	Accenture plc, (Ireland), Class A	1,075
1	Alliance Data Systems Corp. (a)	300
10	Automatic Data Processing, Inc.	843
13	Cognizant Technology Solutions Corp., Class A (a)	583
3	Computer Sciences Corp.	181
6	Fidelity National Information Services, Inc.	342
5	Fiserv, Inc. (a)	337
20	International Business Machines Corp.	3,832
21	MasterCard, Inc., Class A	1,595
7	Paychex, Inc.	282
3	Teradata Corp. (a)	151
3	Total System Services, Inc.	109
11	Visa, Inc., Class A	2,237
11	Western Union Co. (The)	197
23	Xerox Corp.	316

		12,380

	Semiconductors & Semiconductor Equipment — 2.4%
7	Altera Corp.	232
7	Analog Devices, Inc.	336
25	Applied Materials, Inc.	589
5	Avago Technologies Ltd., (Singapore)	433
12	Broadcom Corp., Class A	458
1	First Solar, Inc. (a)	104
104	Intel Corp.	3,640
3	KLA-Tencor Corp.	267
3	Lam Research Corp.	244
5	Linear Technology Corp.	223
4	Microchip Technology, Inc.	205
22	Micron Technology, Inc. (a)	731

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
12	NVIDIA Corp.	227
23	Texas Instruments, Inc.	1,089
6	Xilinx, Inc.	238

		9,016

	Software — 3.6%
10	Adobe Systems, Inc. (a)	697
5	Autodesk, Inc. (a)	256
7	CA, Inc.	189
3	Citrix Systems, Inc. (a)	241
7	Electronic Arts, Inc. (a)	249
6	Intuit, Inc.	494
157	Microsoft Corp.	7,151
72	Oracle Corp.	2,986
4	Red Hat, Inc. (a)	242
12	salesforce.com, Inc. (a)	699
14	Symantec Corp.	352

		13,556

	Technology Hardware, Storage & Peripherals — 4.6%
126	Apple, Inc. (m)	12,943
43	EMC Corp.	1,266
39	Hewlett-Packard Co.	1,489
7	NetApp, Inc.	293
5	SanDisk Corp.	464
7	Seagate Technology plc, (Ireland)	428
4	Western Digital Corp.	451

		17,334

	Total Information Technology	72,148

	Materials — 3.4%
	Chemicals — 2.5%
4	Air Products & Chemicals, Inc. (m)	592
1	Airgas, Inc.	155
1	CF Industries Holdings, Inc.	281
25	Dow Chemical Co. (The)	1,350
19	E.I. du Pont de Nemours & Co.	1,271
3	Eastman Chemical Co.	259
6	Ecolab, Inc.	650
3	FMC Corp.	184
2	International Flavors & Fragrances, Inc.	173
9	LyondellBasell Industries N.V., Class A	997
11	Monsanto Co.	1,270
7	Mosaic Co. (The)	324
3	PPG Industries, Inc.	596
6	Praxair, Inc.	807
2	Sherwin-Williams Co. (The)	387

SHARES	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
2	Sigma-Aldrich Corp.	259

		9,555

	Construction Materials — 0.1%
1	Martin Marietta Materials, Inc.	167
3	Vulcan Materials Co.	173

		340

	Containers & Packaging — 0.2%
2	Avery Dennison Corp.	96
3	Ball Corp.	187
2	Bemis Co., Inc.	86
4	MeadWestvaco Corp.	151
3	Owens-Illinois, Inc. (a)	107
4	Sealed Air Corp.	147

		774

	Metals & Mining — 0.5%
25	Alcoa, Inc. (m)	408
2	Allegheny Technologies, Inc.	96
22	Freeport -McMoRan, Inc.	791
10	Newmont Mining Corp. (m)	283
7	Nucor Corp.	362

		1,940

	Paper & Forest Products — 0.1%
9	International Paper Co.	439

	Total Materials	13,048

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
109	AT&T, Inc.	3,800
12	CenturyLink, Inc.	492
21	Frontier Communications Corp.	143
87	Verizon Communications, Inc. (m)	4,320
13	Windstream Holdings, Inc.	142

	Total Telecommunication Services	8,897

	Utilities — 3.0%
	Electric Utilities — 1.7%
10	American Electric Power Co., Inc.	549
15	Duke Energy Corp.	1,096
7	Edison International	403
4	Entergy Corp.	291
18	Exelon Corp.	601
9	FirstEnergy Corp.	301
9	NextEra Energy, Inc.	899
7	Northeast Utilities	304
5	Pepco Holdings, Inc.	145

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Electric Utilities — continued
2	Pinnacle West Capital Corp. (m)	132
14	PPL Corp.	482
19	Southern Co. (The)	828
11	Xcel Energy, Inc.	337

		6,368

	Gas Utilities — 0.1%
2	AGL Resources, Inc.	133

	Independent Power & Renewable Electricity Producers — 0.1%
14	AES Corp.	210
7	NRG Energy, Inc.	217

		427

	Multi-Utilities — 1.1%
5	Ameren Corp.	203
9	CenterPoint Energy, Inc.	224
6	CMS Energy Corp.	172
6	Consolidated Edison, Inc.	355
12	Dominion Resources, Inc.	855
4	DTE Energy Co.	290
2	Integrys Energy Group, Inc.	114
7	NiSource, Inc.	262
10	PG&E Corp.	452
11	Public Service Enterprise Group, Inc.	396
3	SCANA Corp.	154
5	Sempra Energy	506
4	TECO Energy, Inc.	78

SHARES		SECURITY DESCRIPTION	VALUE($)

		Multi-Utilities — continued
5		Wisconsin Energy Corp.	214

			4,275

		Total Utilities	11,203

		Total Common Stocks (Cost $179,688)	372,715

Exchange Traded Fund — 0.0% (g)
		U.S. Equity — 0.0% (g)
—	(h)	SPDR S&P 500 ETF Trust (Cost $8)	20

PRINCIPAL AMOUNT($)
Short-Term Investments — 1.2%
		U.S. Treasury Obligation — 0.1%
345		U.S. Treasury Bills, 0.048%, 01/08/15 (k) (n)	345

SHARES
		Investment Company — 1.1%
4,312		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m)	4,312

		Total Short-Term Investments (Cost $4,657)	4,657

		Total Investments — 99.8% (Cost $184,353)	377,392
		Other Assets in Excess of Liabilities — 0.2%	731

		NET ASSETS — 100.0%	$378,123

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT AUGUST 31, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
47	E-mini S&P 500	09/19/14	$4,703	$196

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 5.8%
96	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.955%, 12/27/22 (e)	97
	Ally Auto Receivables Trust,
25	Series 2012-1, Class A3, 0.930%, 02/16/16	24
112	Series 2012-2, Class A3, 0.740%, 04/15/16	112
344	Series 2013-2, Class A3, 0.790%, 01/15/18	344
120	Series 2013-2, Class A4, 1.240%, 11/15/18	120
	American Credit Acceptance Receivables Trust,
18	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	19
16	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	16
87	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	87
	AmeriCredit Automobile Receivables Trust,
9	Series 2011-5, Class A3, 1.550%, 07/08/16	9
15	Series 2012-1, Class A3, 1.230%, 09/08/16	15
18	Series 2013-1, Class A2, 0.490%, 06/08/16	18
53	Series 2013-1, Class A3, 0.610%, 10/10/17	53
264	Series 2013-4, Class A2, 0.740%, 11/08/16	264
157	Series 2013-5, Class A3, 0.900%, 09/10/18	158
246	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	246
41	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	40
45	BMW Vehicle Lease Trust, Series 2013-1, Class A3, 0.540%, 09/21/15	45
170	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	170
100	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	101
52	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	53
	Capital Auto Receivables Asset Trust,
185	Series 2013-1, Class A2, 0.620%, 07/20/16	185
250	Series 2013-3, Class A1B, VAR, 0.586%, 11/20/15	250
	CarFinance Capital Auto Trust,
40	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	40
266	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	267
125	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	126

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

250	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.176%, 10/15/21 (e) (i)	250
	CarMax Auto Owner Trust,
154	Series 2013-4, Class A3, 0.800%, 07/16/18	154
137	Series 2013-4, Class A4, 1.280%, 05/15/19	136
337	Series 2014-2, Class A3, 0.980%, 01/15/19	337
121	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	125
350	CFC 2012-1 LLC, Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	350
29	CNH Equipment Trust, Series 2012-A, Class A3, 0.940%, 05/15/17	29
	Concord Funding Co. LLC,
300	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	300
100	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	100
	CPS Auto Receivables Trust,
30	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	30
27	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	27
168	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	170
368	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	369
333	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	333
204	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	204
	Exeter Automobile Receivables Trust,
72	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	72
263	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	264
175	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	176
	First Investors Auto Owner Trust,
31	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	31
44	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	45
238	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 01/15/19 (e)	238
	Ford Credit Auto Lease Trust,
235	Series 2013-B, Class A3, 0.760%, 09/15/16	236
100	Series 2013-B, Class A4, 0.960%, 10/15/16	100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
53		Series 2014-A, Class A2A, 0.500%, 10/15/16	53
83		Series 2014-B, Class A3, 0.890%, 09/15/17	83
33		Series 2014-B, Class A4, 1.100%, 11/15/17	33
		Ford Credit Auto Owner Trust,
44		Series 2012-A, Class A3, 0.840%, 08/15/16	44
80		Series 2012-D, Class A3, 0.510%, 04/15/17	80
140		Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.535%, 01/15/18	140
284		GCAT, Series 2014-1A, Class A1, VAR, 3.228%, 07/25/19 (e)	284
63		GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	63
		GE Equipment Midticket LLC,
129		Series 2012-1, Class A3, 0.600%, 05/23/16	129
60		Series 2012-1, Class A4, 0.780%, 09/22/20	60
		GMAT Trust,
289		Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	290
137		Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	137
357		HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	358
		HLSS Servicer Advance Receivables Trust,
244		Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	246
165		Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	165
108		Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	108
167		Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	169
		Honda Auto Receivables Owner Trust,
37		Series 2012-1, Class A3, 0.770%, 01/15/16	38
56		Series 2012-1, Class A4, 0.970%, 04/16/18	56
—	(h)	Series 2013-1, Class A2, 0.350%, 06/22/15	—	(h)
382		Series 2013-4, Class A3, 0.690%, 09/18/17	382
140		Series 2013-4, Class A4, 1.040%, 02/18/20	140
186		Series 2014-2, Class A3, 0.770%, 03/19/18	186
		HSBC Home Equity Loan Trust USA,
34		Series 2006-1, Class A1, VAR, 0.316%, 01/20/36	34
39		Series 2007-3, Class APT, VAR, 1.356%, 11/20/36	39
		Huntington Auto Trust,
10		Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	10

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

100	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	100
44	Series 2012-1, Class A3, 0.810%, 09/15/16	44
	Hyundai Auto Receivables Trust,
10	Series 2012-A, Class A3, 0.720%, 03/15/16	10
49	Series 2012-B, Class A3, 0.620%, 09/15/16	49
281	Series 2014-B, Class A3, 0.900%, 12/17/18	281
17	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	17
276	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	279
135	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	135
124	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	124
122	Nissan Auto Lease Trust, Series 2013-B, Class A3, 0.750%, 06/15/16	122
	Nissan Auto Receivables Owner Trust,
117	Series 2012-A, Class A4, 1.000%, 07/16/18	117
1	Series 2013-A, Class A2, 0.370%, 09/15/15	1
475	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	474
328	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	328
552	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	552
150	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.092%, 10/25/34	149
500	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	500
109	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.455%, 03/25/36	106
	Santander Drive Auto Receivables Trust,
25	Series 2012-5, Class A3, 0.830%, 12/15/16	25
10	Series 2012-6, Class A3, 0.620%, 07/15/16	10
41	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.509%, 01/25/36	31
204	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	204
16	SNAAC Auto Receivables Trust, Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	16

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
	Springleaf Funding Trust,
950	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	957
840	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	839
31	Stanwich Mortgage Loan Co. LLC, Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	31
148	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	148
175	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 07/15/18 (e)	175
455	Toyota Auto Receivables Owner Trust, Series 2014-A, Class A2, 0.410%, 08/15/16	455
321	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.555%, 10/15/15 (e)	323
360	Truman Capital Mortgage Loan Trust, Series 2014-NLP1, Class A1, SUB, 3.228%, 07/25/53 (e)	360
154	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	154
	Vericrest Opportunity Loan Transferee LLC,
597	Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	597
429	Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	427
85	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	86
308	VOLT NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	310
109	VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	110
258	VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	258
383	VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	385
70	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	71
	World Omni Auto Receivables Trust,
62	Series 2012-A, Class A3, 0.640%, 02/15/17	62
407	Series 2013-B, Class A3, 0.830%, 08/15/18	408
127	Series 2013-B, Class A4, 1.320%, 01/15/20	127

	Total Asset-Backed Securities (Cost $20,150)	20,219

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — 19.7%
		Agency CMO — 15.9%
46		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	51
		Federal Home Loan Mortgage Corp. REMIC,
2		Series 11, Class D, 9.500%, 07/15/19	2
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
1		Series 46, Class B, 7.800%, 09/15/20	2
—	(h)	Series 47, Class F, 10.000%, 06/15/20	1
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
2		Series 99, Class Z, 9.500%, 01/15/21	2
9		Series 114, Class H, 6.950%, 01/15/21	10
—	(h)	Series 1079, Class S, HB, IF, 33.473%, 05/15/21	1
—	(h)	Series 1084, Class F, VAR, 1.105%, 05/15/21	—	(h)
—	(h)	Series 1084, Class S, HB, IF, 44.528%, 05/15/21	1
8		Series 1144, Class KB, 8.500%, 09/15/21	9
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,180.777%, 01/15/22	1
6		Series 1206, Class IA, 7.000%, 03/15/22	7
4		Series 1250, Class J, 7.000%, 05/15/22	4
14		Series 1343, Class LA, 8.000%, 08/15/22	17
62		Series 1466, Class PZ, 7.500%, 02/15/23	69
1		Series 1470, Class F, VAR, 1.668%, 02/15/23	1
23		Series 1491, Class I, 7.500%, 04/15/23	26
23		Series 1518, Class G, IF, 8.875%, 05/15/23	27
20		Series 1541, Class O, VAR, 1.830%, 07/15/23	20
3		Series 1602, Class SA, HB, IF, 22.246%, 10/15/23	5
72		Series 1608, Class L, 6.500%, 09/15/23	79
11		Series 1609, Class LG, IF, 16.997%, 11/15/23	12
4		Series 1671, Class L, 7.000%, 02/15/24	5
13		Series 1700, Class GA, PO, 02/15/24	12
126		Series 1706, Class K, 7.000%, 03/15/24	142
419		Series 1720, Class PL, 7.500%, 04/15/24	479
12		Series 1745, Class D, 7.500%, 08/15/24	14
26		Series 1798, Class F, 5.000%, 05/15/23	28
1		Series 1807, Class G, 9.000%, 10/15/20	1
131		Series 1927, Class PH, 7.500%, 01/15/27	150
54		Series 1981, Class Z, 6.000%, 05/15/27	60
18		Series 1987, Class PE, 7.500%, 09/15/27	20

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
8	Series 2033, Class SN, HB, IF, 28.431%, 03/15/24	4
21	Series 2038, Class PN, IO, 7.000%, 03/15/28	4
109	Series 2040, Class PE, 7.500%, 03/15/28	125
18	Series 2056, Class TD, 6.500%, 05/15/18	19
121	Series 2063, Class PG, 6.500%, 06/15/28	135
20	Series 2064, Class TE, 7.000%, 06/15/28	23
84	Series 2075, Class PH, 6.500%, 08/15/28	94
81	Series 2075, Class PM, 6.250%, 08/15/28	91
26	Series 2089, Class PJ, IO, 7.000%, 10/15/28	5
49	Series 2125, Class JZ, 6.000%, 02/15/29	54
11	Series 2163, Class PC, IO, 7.500%, 06/15/29	2
231	Series 2169, Class TB, 7.000%, 06/15/29	265
77	Series 2172, Class QC, 7.000%, 07/15/29	86
1	Series 2196, Class TL, 7.500%, 11/15/29	1
39	Series 2201, Class C, 8.000%, 11/15/29	46
95	Series 2210, Class Z, 8.000%, 01/15/30	110
26	Series 2224, Class CB, 8.000%, 03/15/30	31
47	Series 2256, Class MC, 7.250%, 09/15/30	54
66	Series 2259, Class ZM, 7.000%, 10/15/30	75
58	Series 2271, Class PC, 7.250%, 12/15/30	66
54	Series 2283, Class K, 6.500%, 12/15/23	60
25	Series 2296, Class PD, 7.000%, 03/15/31	29
13	Series 2306, Class K, PO, 05/15/24	13
32	Series 2306, Class SE, IF, IO, 8.070%, 05/15/24	6
30	Series 2333, Class HC, 6.000%, 07/15/31	29
10	Series 2344, Class QG, 6.000%, 08/15/16	11
492	Series 2344, Class ZD, 6.500%, 08/15/31	563
61	Series 2344, Class ZJ, 6.500%, 08/15/31	69
48	Series 2345, Class NE, 6.500%, 08/15/31	54
19	Series 2345, Class PQ, 6.500%, 08/15/16	20
30	Series 2347, Class VP, 6.500%, 03/15/20	32
53	Series 2351, Class PZ, 6.500%, 08/15/31	59
13	Series 2355, Class BP, 6.000%, 09/15/16	14
14	Series 2360, Class PG, 6.000%, 09/15/16	15
13	Series 2366, Class MD, 6.000%, 10/15/16	13
19	Series 2391, Class QR, 5.500%, 12/15/16	20
43	Series 2410, Class NG, 6.500%, 02/15/32	49
68	Series 2410, Class OE, 6.375%, 02/15/32	73
28	Series 2410, Class QX, IF, IO, 8.495%, 02/15/32	8
109	Series 2412, Class SP, IF, 15.790%, 02/15/32	141
32	Series 2423, Class MC, 7.000%, 03/15/32	36
67	Series 2423, Class MT, 7.000%, 03/15/32	77

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
243		Series 2435, Class CJ, 6.500%, 04/15/32	265
73		Series 2441, Class GF, 6.500%, 04/15/32	82
70		Series 2444, Class ES, IF, IO, 7.795%, 03/15/32	19
86		Series 2450, Class GZ, 7.000%, 05/15/32	98
28		Series 2450, Class SW, IF, IO, 7.845%, 03/15/32	6
126		Series 2455, Class GK, 6.500%, 05/15/32	142
165		Series 2466, Class DH, 6.500%, 06/15/32	186
79		Series 2474, Class NR, 6.500%, 07/15/32	89
148		Series 2484, Class LZ, 6.500%, 07/15/32	167
182		Series 2500, Class MC, 6.000%, 09/15/32	206
262		Series 2512, Class PG, 5.500%, 10/15/22	287
50		Series 2535, Class BK, 5.500%, 12/15/22	54
70		Series 2537, Class TE, 5.500%, 12/15/17	74
302		Series 2543, Class YX, 6.000%, 12/15/32	336
398		Series 2568, Class KG, 5.500%, 02/15/23	439
541		Series 2575, Class ME, 6.000%, 02/15/33	601
43		Series 2586, Class WI, IO, 6.500%, 03/15/33	8
—	(h)	Series 2617, Class GR, 4.500%, 05/15/18	—	(h)
76		Series 2622, Class PE, 4.500%, 05/15/18	80
47		Series 2631, Class LC, 4.500%, 06/15/18	50
76		Series 2651, Class VZ, 4.500%, 07/15/18	79
25		Series 2672, Class ME, 5.000%, 11/15/22	26
—	(h)	Series 2675, Class CK, 4.000%, 09/15/18	—	(h)
172		Series 2684, Class PO, PO, 01/15/33	169
93		Series 2744, Class TU, 5.500%, 05/15/32	97
30		Series 2777, Class KO, PO, 02/15/33	30
420		Series 2907, Class VC, 4.500%, 05/15/34	425
111		Series 2934, Class EC, PO, 02/15/20	110
129		Series 2990, Class SL, HB, IF, 23.925%, 06/15/34	179
1,222		Series 2990, Class UZ, 5.750%, 06/15/35	1,303
304		Series 2999, Class ND, 4.500%, 07/15/20	322
36		Series 3068, Class AO, PO, 01/15/35	36
154		Series 3117, Class EO, PO, 02/15/36	141
17		Series 3117, Class OK, PO, 02/15/36	15
248		Series 3122, Class OH, PO, 03/15/36	235
239		Series 3137, Class XP, 6.000%, 04/15/36	263
6		Series 3149, Class SO, PO, 05/15/36	5
332		Series 3152, Class MO, PO, 03/15/36	309
142		Series 3171, Class MO, PO, 06/15/36	133
61		Series 3179, Class OA, PO, 07/15/36	56
486		Series 3202, Class HI, IF, IO, 6.495%, 08/15/36	71

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
81	Series 3232, Class ST, IF, IO, 6.545%, 10/15/36	10
90	Series 3253, Class PO, PO, 12/15/21	90
54	Series 3316, Class JO, PO, 05/15/37	50
279	Series 3481, Class SJ, IF, IO, 5.695%, 08/15/38	37
122	Series 3607, Class AO, PO, 04/15/36	111
34	Series 3607, Class EO, PO, 02/15/33	34
76	Series 3611, Class PO, PO, 07/15/34	70
200	Series 3666, Class VA, 5.500%, 12/15/22	202
630	Series 3680, Class MA, 4.500%, 07/15/39	688
308	Series 3804, Class FN, VAR, 0.605%, 03/15/39	309
737	Series 3819, Class ZQ, 6.000%, 04/15/36	828
309	Series 3997, Class PF, VAR, 0.605%, 11/15/39	310
928	Series 4219, Class JA, 3.500%, 08/15/39	957
	Federal Home Loan Mortgage Corp. STRIPS,
44	Series 243, Class 16, IO, 4.500%, 11/15/20	3
892	Series 262, Class 35, 3.500%, 07/15/42	912
880	Series 267, Class F5, VAR, 0.655%, 08/15/42	882
903	Series 274, Class F1, VAR, 0.655%, 08/15/42	905
880	Series 279, Class F6, VAR, 0.605%, 09/15/42	878
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
41	Series T-41, Class 3A, VAR, 6.539%, 07/25/32	47
34	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	41
346	Series T-54, Class 2A, 6.500%, 02/25/43	410
120	Series T-54, Class 3A, 7.000%, 02/25/43	146
905	Series T-56, Class A5, 5.231%, 05/25/43	979
30	Series T-58, Class APO, PO, 09/25/43	26
244	Series T-76, Class 2A, VAR, 1.516%, 10/25/37	240
	Federal National Mortgage Association - ACES,
500	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	554
452	Series 2012-M11, Class FA, VAR, 0.676%, 08/25/19	454
1,000	Series 2012-M9, Class A2, 2.482%, 04/25/22	996
444	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	471

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
2,000		Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,120
101		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	117
		Federal National Mortgage Association REMIC,
1		Series 1988-7, Class Z, 9.250%, 04/25/18	1
5		Series 1989-70, Class G, 8.000%, 10/25/19	6
3		Series 1989-78, Class H, 9.400%, 11/25/19	3
2		Series 1989-83, Class H, 8.500%, 11/25/19	2
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
1		Series 1990-1, Class D, 8.800%, 01/25/20	1
1		Series 1990-7, Class B, 8.500%, 01/25/20	1
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-63, Class H, 9.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
8		Series 1990-102, Class J, 6.500%, 08/25/20	8
2		Series 1990-120, Class H, 9.000%, 10/25/20	2
1		Series 1990-134, Class SC, HB, IF, 21.368%, 11/25/20	1
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	—	(h)
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
2		Series 1991-42, Class S, IF, 17.404%, 05/25/21	3
41		Series 1992-107, Class SB, HB, IF, 29.609%, 06/25/22	67
3		Series 1992-143, Class MA, 5.500%, 09/25/22	3
20		Series 1993-25, Class J, 7.500%, 03/25/23	23
134		Series 1993-37, Class PX, 7.000%, 03/25/23	151
49		Series 1993-54, Class Z, 7.000%, 04/25/23	55
10		Series 1993-62, Class SA, IF, 18.975%, 04/25/23	15
13		Series 1993-122, Class M, 6.500%, 07/25/23	14
5		Series 1993-165, Class SD, IF, 13.440%, 09/25/23	6
21		Series 1993-178, Class PK, 6.500%, 09/25/23	23
349		Series 1993-183, Class KA, 6.500%, 10/25/23	384

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
149	Series 1993-189, Class PL, 6.500%, 10/25/23	167
32	Series 1993-247, Class SA, HB, IF, 28.053%, 12/25/23	55
24	Series 1993-250, Class Z, 7.000%, 12/25/23	24
2	Series 1994-9, Class E, PO, 11/25/23	2
89	Series 1996-14, Class SE, IF, IO, 8.260%, 08/25/23	19
3	Series 1996-27, Class FC, VAR, 0.655%, 03/25/17	3
10	Series 1996-59, Class J, 6.500%, 08/25/22	11
44	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	2
44	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	2
20	Series 1997-27, Class J, 7.500%, 04/18/27	23
27	Series 1997-29, Class J, 7.500%, 04/20/27	32
59	Series 1997-39, Class PD, 7.500%, 05/20/27	69
18	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	4
2	Series 1998-4, Class C, PO, 04/25/23	2
16	Series 1998-36, Class ZB, 6.000%, 07/18/28	18
199	Series 1998-43, Class EA, PO, 04/25/23	191
114	Series 2000-2, Class ZE, 7.500%, 02/25/30	131
42	Series 2001-4, Class PC, 7.000%, 03/25/21	46
79	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	16
95	Series 2001-36, Class DE, 7.000%, 08/25/31	110
20	Series 2001-44, Class PD, 7.000%, 09/25/31	23
152	Series 2001-48, Class Z, 6.500%, 09/25/21	168
19	Series 2001-49, Class Z, 6.500%, 09/25/31	21
31	Series 2001-71, Class MB, 6.000%, 12/25/16	32
35	Series 2001-71, Class QE, 6.000%, 12/25/16	36
230	Series 2001-74, Class MB, 6.000%, 12/25/16	239
16	Series 2001-81, Class LO, PO, 01/25/32	15
46	Series 2002-1, Class HC, 6.500%, 02/25/22	51
23	Series 2002-1, Class SA, HB, IF, 24.684%, 02/25/32	38
19	Series 2002-2, Class UC, 6.000%, 02/25/17	20
34	Series 2002-3, Class OG, 6.000%, 02/25/17	35
57	Series 2002-21, Class PE, 6.500%, 04/25/32	65
74	Series 2002-24, Class AJ, 6.000%, 04/25/17	77
59	Series 2002-28, Class PK, 6.500%, 05/25/32	66
64	Series 2002-37, Class Z, 6.500%, 06/25/32	72
97	Series 2002-94, Class BK, 5.500%, 01/25/18	101

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
202		Series 2003-22, Class UD, 4.000%, 04/25/33	213
162		Series 2003-34, Class GB, 6.000%, 03/25/33	180
304		Series 2003-34, Class GE, 6.000%, 05/25/33	355
14		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	3
239		Series 2003-47, Class PE, 5.750%, 06/25/33	264
28		Series 2003-52, Class SX, HB, IF, 22.485%, 10/25/31	45
29		Series 2003-64, Class SX, IF, 13.360%, 07/25/33	36
126		Series 2003-71, Class DS, IF, 7.259%, 08/25/33	131
98		Series 2003-80, Class SY, IF, IO, 7.495%, 06/25/23	8
102		Series 2003-83, Class PG, 5.000%, 06/25/23	107
24		Series 2003-91, Class SD, IF, 12.242%, 09/25/33	28
203		Series 2003-116, Class SB, IF, IO, 7.445%, 11/25/33	43
—	(h)	Series 2003-128, Class NG, 4.000%, 01/25/19	—	(h)
24		Series 2003-130, Class SX, IF, 11.287%, 01/25/34	29
219		Series 2004-25, Class PC, 5.500%, 01/25/34	233
143		Series 2004-25, Class SA, IF, 19.099%, 04/25/34	200
146		Series 2004-36, Class PC, 5.500%, 02/25/34	155
135		Series 2004-36, Class SA, IF, 19.099%, 05/25/34	186
89		Series 2004-46, Class SK, IF, 16.074%, 05/25/34	114
873		Series 2004-50, Class VZ, 5.500%, 07/25/34	955
72		Series 2004-61, Class SH, HB, IF, 23.368%, 11/25/32	112
68		Series 2004-74, Class SW, IF, 15.190%, 11/25/31	96
90		Series 2004-76, Class CL, 4.000%, 10/25/19	94
132		Series 2005-45, Class DC, HB, IF, 23.742%, 06/25/35	198
31		Series 2005-52, Class PA, 6.500%, 06/25/35	33
100		Series 2005-56, Class S, IF, IO, 6.555%, 07/25/35	19
197		Series 2005-56, Class TP, IF, 17.685%, 08/25/33	262
640		Series 2005-68, Class PG, 5.500%, 08/25/35	705
246		Series 2005-73, Class PS, IF, 16.313%, 08/25/35	314

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
114	Series 2005-74, Class CS, IF, 19.594%, 05/25/35	157
220	Series 2005-106, Class US, HB, IF, 23.998%, 11/25/35	332
747	Series 2005-121, Class DX, 5.500%, 01/25/26	822
242	Series 2006-27, Class OH, PO, 04/25/36	230
74	Series 2006-44, Class P, PO, 12/25/33	69
452	Series 2006-56, Class FC, VAR, 0.445%, 07/25/36	452
114	Series 2006-59, Class QO, PO, 01/25/33	112
75	Series 2006-65, Class QO, PO, 07/25/36	70
111	Series 2006-72, Class GO, PO, 08/25/36	103
240	Series 2006-77, Class PC, 6.500%, 08/25/36	271
91	Series 2006-79, Class DO, PO, 08/25/36	86
162	Series 2006-110, Class PO, PO, 11/25/36	150
309	Series 2006-124, Class HB, VAR, 5.974%, 11/25/36	315
126	Series 2007-14, Class ES, IF, IO, 6.285%, 03/25/37	19
92	Series 2007-79, Class SB, HB, IF, 23.448%, 08/25/37	136
500	Series 2007-81, Class GE, 6.000%, 08/25/37	572
239	Series 2007-88, Class VI, IF, IO, 6.385%, 09/25/37	36
609	Series 2007-91, Class ES, IF, IO, 6.305%, 10/25/37	81
124	Series 2007-106, Class A7, VAR, 6.061%, 10/25/37	138
153	Series 2007-116, Class HI, IO, VAR, 1.496%, 01/25/38	12
68	Series 2008-10, Class XI, IF, IO, 6.075%, 03/25/38	8
54	Series 2008-16, Class IS, IF, IO, 6.045%, 03/25/38	9
98	Series 2008-28, Class QS, HB, IF, 20.235%, 04/25/38	133
136	Series 2008-46, Class HI, IO, VAR, 1.742%, 06/25/38	14
129	Series 2009-69, Class PO, PO, 09/25/39	122
758	Series 2009-71, Class BC, 4.500%, 09/25/24	829
254	Series 2009-103, Class MB, VAR, 2.365%, 12/25/39	259
435	Series 2010-71, Class HJ, 5.500%, 07/25/40	488
775	Series 2010-133, Class A, 5.500%, 05/25/38	848
1,000	Series 2011-44, Class EB, 3.000%, 05/25/26	1,001

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
561		Series 2011-118, Class MT, 7.000%, 11/25/41	645
537		Series 2011-118, Class NT, 7.000%, 11/25/41	623
332		Series 2012-47, Class HF, VAR, 0.555%, 05/25/27	334
—	(h)	Series 2012-108, Class F, VAR, 0.655%, 10/25/42	—	(h)
903		Series 2012-112, Class FD, VAR, 0.655%, 10/25/42	901
473		Series 2013-101, Class DO, PO, 10/25/43	359
478		Series 2013-128, Class PO, PO, 12/25/43	361
2		Series G-14, Class L, 8.500%, 06/25/21	3
11		Series G-18, Class Z, 8.750%, 06/25/21	12
1		Series G-22, Class G, 6.000%, 12/25/16	1
9		Series G-35, Class M, 8.750%, 10/25/21	10
36		Series G92-35, Class E, 7.500%, 07/25/22	40
2		Series G92-42, Class Z, 7.000%, 07/25/22	2
23		Series G92-44, Class ZQ, 8.000%, 07/25/22	25
34		Series G92-54, Class ZQ, 7.500%, 09/25/22	37
8		Series G93-5, Class Z, 6.500%, 02/25/23	9
12		Series G95-1, Class C, 8.800%, 01/25/25	14
		Federal National Mortgage Association REMIC Trust,
154		Series 2003-W1, Class 1A1, VAR, 5.887%, 12/25/42	174
37		Series 2003-W4, Class 2A, VAR, 6.364%, 10/25/42	42
36		Series 2007-W7, Class 1A4, HB, IF, 38.250%, 07/25/37	55
		Federal National Mortgage Association STRIPS,
—	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
2		Series 218, Class 2, IO, 7.500%, 04/25/23	1
88		Series 300, Class 1, PO, 09/25/24	84
15		Series 329, Class 1, PO, 01/25/33	14
		Federal National Mortgage Association Trust,
84		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	97
263		Series 2005-W3, Class 2AF, VAR, 0.375%, 03/25/45	263
		Government National Mortgage Association,
185		Series 1994-7, Class PQ, 6.500%, 10/16/24	211
277		Series 1999-10, Class ZC, 6.500%, 04/20/29	311
19		Series 1999-30, Class S, IF, IO, 8.445%, 08/16/29	5
30		Series 1999-41, Class Z, 8.000%, 11/16/29	35
12		Series 2000-9, Class Z, 8.000%, 06/20/30	15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
257	Series 2000-9, Class ZJ, 8.500%, 02/16/30	306
72	Series 2001-7, Class PK, 6.500%, 03/20/31	81
166	Series 2001-64, Class MQ, 6.500%, 12/20/31	191
27	Series 2002-7, Class PG, 6.500%, 01/20/32	31
35	Series 2002-31, Class S, IF, IO, 8.545%, 01/16/31	11
102	Series 2002-40, Class UK, 6.500%, 06/20/32	116
96	Series 2002-47, Class PG, 6.500%, 07/16/32	110
121	Series 2002-47, Class PY, 6.000%, 07/20/32	136
121	Series 2002-47, Class ZA, 6.500%, 07/20/32	139
20	Series 2003-24, Class PO, PO, 03/16/33	17
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	354
106	Series 2003-52, Class AP, PO, 06/16/33	97
25	Series 2004-28, Class S, IF, 19.236%, 04/16/34	35
2	Series 2004-68, Class PO, PO, 05/20/31	2
65	Series 2004-71, Class SB, HB, IF, 28.701%, 09/20/34	103
43	Series 2004-73, Class AE, IF, 14.535%, 08/17/34	55
346	Series 2004-90, Class SI, IF, IO, 5.945%, 10/20/34	53
107	Series 2005-68, Class DP, IF, 16.060%, 06/17/35	142
688	Series 2005-68, Class KI, IF, IO, 6.145%, 09/20/35	102
75	Series 2006-59, Class SD, IF, IO, 6.545%, 10/20/36	12
275	Series 2007-17, Class JI, IF, IO, 6.655%, 04/16/37	44
328	Series 2007-27, Class SA, IF, IO, 6.045%, 05/20/37	50
509	Series 2007-40, Class SB, IF, IO, 6.595%, 07/20/37	72
306	Series 2007-45, Class QA, IF, IO, 6.485%, 07/20/37	44
311	Series 2007-50, Class AI, IF, IO, 6.620%, 08/20/37	50
76	Series 2007-53, Class ES, IF, IO, 6.395%, 09/20/37	11
78	Series 2007-53, Class SW, IF, 19.738%, 09/20/37	107
173	Series 2007-57, Class QA, IF, IO, 6.345%, 10/20/37	24
90	Series 2007-71, Class SB, IF, IO, 6.545%, 07/20/36	7

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
161	Series 2007-72, Class US, IF, IO, 6.395%, 11/20/37	22
159	Series 2007-76, Class SA, IF, IO, 6.374%, 11/20/37	24
46	Series 2008-25, Class SB, IF, IO, 6.744%, 03/20/38	7
93	Series 2008-33, Class XS, IF, IO, 7.545%, 04/16/38	21
264	Series 2008-40, Class SA, IF, IO, 6.245%, 05/16/38	48
421	Series 2008-50, Class KB, 6.000%, 06/20/38	472
221	Series 2008-55, Class SA, IF, IO, 6.045%, 06/20/38	31
225	Series 2008-93, Class AS, IF, IO, 5.545%, 12/20/38	29
87	Series 2009-6, Class SA, IF, IO, 5.945%, 02/16/39	13
99	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	20
347	Series 2009-22, Class SA, IF, IO, 6.114%, 04/20/39	42
312	Series 2009-31, Class ST, IF, IO, 6.194%, 03/20/39	36
312	Series 2009-31, Class TS, IF, IO, 6.145%, 03/20/39	35
258	Series 2009-79, Class OK, PO, 11/16/37	241
512	Series 2009-106, Class ST, IF, IO, 5.844%, 02/20/38	69
143	Series 2010-14, Class AO, PO, 12/20/32	140
172	Series 2010-130, Class CP, 7.000%, 10/16/40	202
596	Series 2011-137, Class WA, VAR, 5.522%, 07/20/40	676
488	Series 2012-H21, Class DF, VAR, 0.805%, 05/20/61	489
406	Series 2012-H24, Class FA, VAR, 0.606%, 03/20/60	407
485	Series 2012-H26, Class MA, VAR, 0.706%, 07/20/62	486
848	Series 2013-91, Class WA, VAR, 4.519%, 04/20/43	912
377	Series 2013-H03, Class FA, VAR, 0.455%, 08/20/60	376
498	Series 2013-H07, Class JA, 1.750%, 03/20/63	494
115	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	116
	Vendee Mortgage Trust,
541	Series 1993-1, Class ZB, 7.250%, 02/15/23	621

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
240	Series 1994-1, Class 1, VAR, 5.576%, 02/15/24	263
345	Series 1996-1, Class 1Z, 6.750%, 02/15/26	395
116	Series 1996-2, Class 1Z, 6.750%, 06/15/26	134
461	Series 1997-1, Class 2Z, 7.500%, 02/15/27	543
113	Series 1998-1, Class 2E, 7.000%, 03/15/28	132

		55,442

	Non-Agency CMO — 3.8%
	Alternative Loan Trust,
1,836	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,880
4	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	4
348	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	322
13	American General Mortgage Loan Trust, Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	13
	ASG Resecuritization Trust,
104	Series 2009-1, Class A60, VAR, 2.056%, 06/26/37 (e)	102
26	Series 2009-2, Class A55, VAR, 4.872%, 05/24/36 (e)	26
287	Series 2009-3, Class A65, VAR, 2.066%, 03/26/37 (e)	287
	Banc of America Alternative Loan Trust,
78	Series 2003-7, Class 2A4, 5.000%, 09/25/18	79
30	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	30
36	Series 2003-11, Class PO, PO, 01/25/34	31
34	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	27
	Banc of America Mortgage Trust,
17	Series 2003-8, Class APO, PO, 11/25/33	13
20	Series 2004-1, Class APO, PO, 02/25/34	18
53	Series 2004-3, Class 1A26, 5.500%, 04/25/34	54
24	Series 2004-6, Class APO, PO, 07/25/34	22
	BCAP LLC Trust,
336	Series 2010-RR7, Class 2A1, VAR, 2.073%, 07/26/45 (e)	338
306	Series 2011-RR10, Class 2A1, VAR, 1.007%, 09/26/37 (e)	280
23	Series 2011-RR5, Class 14A3, VAR, 2.501%, 07/26/36 (e)	23
190	Series 2012-RR2, Class 1A1, VAR, 0.325%, 08/26/36 (e)	186

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
108	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.180%, 08/25/35	110
188	CAM Mortgage Trust, Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	187
	CHL Mortgage Pass-Through Trust,
12	Series 2003-J13, Class PO, PO, 01/25/34	11
22	Series 2003-J7, Class 4A3, IF, 9.572%, 08/25/18	23
79	Series 2004-5, Class 1A4, 5.500%, 06/25/34	85
31	Series 2004-HYB3, Class 2A, VAR, 2.329%, 06/20/34	30
328	Series 2005-22, Class 2A1, VAR, 2.554%, 11/25/35	279
	Citigroup Mortgage Loan Trust,
144	Series 2008-AR4, Class 1A1A, VAR, 2.734%, 11/25/38 (e)	145
428	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	441
230	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	236
	Citigroup Mortgage Loan Trust, Inc.,
30	Series 2003-UP3, Class A3, 7.000%, 09/25/33	31
24	Series 2003-UST1, Class A1, 5.500%, 12/25/18	24
3	Series 2003-UST1, Class PO1, PO, 12/25/18	3
4	Series 2003-UST1, Class PO3, PO, 12/25/18	4
41	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	42
	CSMC,
723	Series 2010-11R, Class A6, VAR, 1.156%, 06/28/47 (e)	693
125	Series 2011-9R, Class A1, VAR, 2.155%, 03/27/46 (e)	125
99	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	100
149	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 5.347%, 06/25/20	150
15	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	14
85	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	86
	First Horizon Mortgage Pass-Through Trust,
147	Series 2004-AR7, Class 2A2, VAR, 2.552%, 02/25/35	147

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
166	Series 2005-AR1, Class 2A2, VAR, 2.575%, 04/25/35	167
317	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	296
51	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	29
255	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
	JP Morgan Mortgage Trust,
70	Series 2006-A2, Class 4A1, VAR, 2.495%, 08/25/34	70
248	Series 2006-A2, Class 5A3, VAR, 2.518%, 11/25/33	248
	MASTR Adjustable Rate Mortgages Trust,
47	Series 2004-3, Class 4A2, VAR, 2.327%, 04/25/34	44
201	Series 2004-13, Class 2A1, VAR, 2.642%, 04/21/34	203
	MASTR Alternative Loan Trust,
155	Series 2003-9, Class 8A1, 6.000%, 01/25/34	155
382	Series 2004-4, Class 10A1, 5.000%, 05/25/24	405
27	Series 2004-7, Class 30PO, PO, 08/25/34	22
29	Series 2004-10, Class 1A1, 4.500%, 09/25/19	29
135	Series 2005-6, Class 3A1, 5.500%, 11/25/20	133
	MASTR Asset Securitization Trust,
55	Series 2003-2, Class 1A1, 5.000%, 03/25/18	55
8	Series 2004-8, Class PO, PO, 08/25/19	7
76	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	60
	Merrill Lynch Mortgage Investors Trust,
86	Series 2003-E, Class A1, VAR, 0.775%, 10/25/28	85
124	Series 2004-A, Class A1, VAR, 0.615%, 04/25/29	119
51	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.475%, 02/25/35	50
66	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	67
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
47	Series 2003-A1, Class A1, 5.500%, 05/25/33	49

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
23		Series 2003-A1, Class A2, 6.000%, 05/25/33	24
10		Series 2003-A1, Class A5, 7.000%, 04/25/33	10
—	(h)	PaineWebber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		RALI Trust,
25		Series 2002-QS16, Class A3, IF, 16.299%, 10/25/17	26
125		Series 2002-QS8, Class A5, 6.250%, 06/25/17	127
37		Series 2003-QS3, Class A2, IF, 16.159%, 02/25/18	42
142		Series 2003-QS9, Class A3, IF, IO, 7.395%, 05/25/18	15
161		Series 2004-QS3, Class CB, 5.000%, 03/25/19	164
118		Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	103
13		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	13
		Salomon Brothers Mortgage Securities VII, Inc.,
70		Series 2003-HYB1, Class A, VAR, 2.612%, 09/25/33	71
6		Series 2003-UP2, Class PO1, PO, 12/25/18	5
		Springleaf Mortgage Loan Trust,
128		Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	133
255		Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	258
193		Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	193
103		Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	103
130		Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	130
273		Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	273
125		Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	128
213		Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	213
306		Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	308
110		Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	113
64		Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	65

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	WaMu Mortgage Pass-Through Certificates Trust,
30	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	30
148	Series 2003-AR5, Class A7, VAR, 2.443%, 06/25/33	151
79	Series 2004-AR3, Class A2, VAR, 2.377%, 06/25/34	80
281	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	262
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
36	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	38
9	Series 2003-MS7, Class P, PO, 03/25/33	7
211	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	212
	Wells Fargo Mortgage-Backed Securities Trust,
58	Series 2003-K, Class 1A1, VAR, 2.491%, 11/25/33	59
94	Series 2004-EE, Class 3A1, VAR, 2.533%, 12/25/34	95
302	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	308
501	Series 2005-AR3, Class 1A1, VAR, 2.619%, 03/25/35	510

		13,263

	Total Collateralized Mortgage Obligations (Cost $65,427)	68,705

Commercial Mortgage-Backed Securities — 2.0%
	A10 Term Asset Financing LLC,
429	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	428
250	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	251
	Banc of America Commercial Mortgage Trust,
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	52
290	Series 2006-4, Class A4, 5.634%, 07/10/46	308
300	Series 2007-5, Class A4, 5.492%, 02/10/51	324
150	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	153
200	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	195
360	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4, VAR, 5.600%, 03/11/39	378

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

14,450	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.556%, 12/11/49 (e)	110
	COMM Mortgage Trust,
500	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	513
423	Series 2014-KYO, Class A, VAR, 1.057%, 06/11/27 (e)	423
90	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.094%, 11/17/26 (e)	91
202	CSMC, Series 2014-ICE, Class A, VAR, 1.050%, 04/15/27 (e)	202
134	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	134
273	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	283
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	52
350	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	352
653	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	664
	NorthStar, (Cayman Islands),
325	Series 2013-1A, Class A, VAR, 2.005%, 08/25/29 (e)	326
250	Series 2013-1A, Class B, VAR, 5.155%, 08/25/29 (e)	252
91	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.355%, 08/25/29 (e)	91
206	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	206
239	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.560%, 08/15/39	241
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	117
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	108
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	528
197	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	197

	Total Commercial Mortgage-Backed Securities (Cost $6,814)	6,979

Corporate Bonds — 18.9%
	Consumer Discretionary — 1.0%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	104

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.650%, 04/10/15 (e)	151
150	1.875%, 01/11/18 (e)	151
150	2.625%, 09/15/16 (e)	155

		457

	Media — 0.6%
	21st Century Fox America, Inc.,
100	7.250%, 05/18/18	119
100	7.700%, 10/30/25	132
	CBS Corp.,
94	3.700%, 08/15/24	95
25	4.300%, 02/15/21	27
25	5.750%, 04/15/20	29
100	Comcast Corp., 5.900%, 03/15/16	108
16	Cox Communications, Inc., 5.450%, 12/15/14	16
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
150	4.600%, 02/15/21	165
353	5.000%, 03/01/21	395
78	Discovery Communications LLC, 4.375%, 06/15/21	85
	Thomson Reuters Corp., (Canada),
105	3.950%, 09/30/21	111
60	4.700%, 10/15/19	66
	Time Warner Cable, Inc.,
57	5.850%, 05/01/17	64
50	6.750%, 07/01/18	59
150	8.250%, 04/01/19	189
35	8.750%, 02/14/19	44
	Viacom, Inc.,
18	1.250%, 02/27/15	18
50	3.125%, 06/15/22	50
11	3.250%, 03/15/23	11
43	3.875%, 12/15/21	45
50	4.500%, 03/01/21	55
15	6.250%, 04/30/16	16
42	Walt Disney Co. (The), 0.450%, 12/01/15	42

		1,941

	Multiline Retail — 0.2%
40	Kohl’s Corp., 6.250%, 12/15/17	46
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	36
49	4.375%, 09/01/23	52
25	7.450%, 07/15/17	29

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multiline Retail — continued
35	Nordstrom, Inc., 4.000%, 10/15/21	38
400	Target Corp., 6.000%, 01/15/18	458

		659

	Specialty Retail — 0.1%
32	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	33
59	Gap, Inc. (The), 5.950%, 04/12/21	69
130	Home Depot, Inc. (The), 5.400%, 03/01/16	139

		241

	Total Consumer Discretionary	3,402

	Consumer Staples — 0.8%
	Beverages — 0.3%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	85
150	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	157
139	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	171
50	Coca-Cola Co. (The), 4.875%, 03/15/19	56
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	79
30	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	32
85	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	88
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	30
	PepsiCo, Inc.,
180	1.250%, 08/13/17	181
31	3.000%, 08/25/21	32
6	7.900%, 11/01/18	7
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	33

		951

	Food & Staples Retailing — 0.2%
179	CVS Caremark Corp., 4.000%, 12/05/23	189
53	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	62
	Kroger Co. (The),
50	2.200%, 01/15/17	51
90	4.000%, 02/01/24	94
30	6.150%, 01/15/20	35
75	6.400%, 08/15/17	86
94	Walgreen Co., 3.100%, 09/15/22	93

		610

	Food Products — 0.3%
135	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	169
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	16

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Food Products — continued
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	103
106	4.307%, 05/14/21 (e)	116
24	ConAgra Foods, Inc., 2.100%, 03/15/18	24
	Kraft Foods Group, Inc.,
52	5.375%, 02/10/20	59
332	6.125%, 08/23/18	383
150	Mondelez International, Inc., 4.000%, 02/01/24	158
73	Tyson Foods, Inc., 3.950%, 08/15/24	75

		1,103

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20
61	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	76

		96

	Total Consumer Staples	2,760

	Energy — 1.6%
	Energy Equipment & Services — 0.1%
14	Cameron International Corp., 4.000%, 12/15/23	15
107	Halliburton Co., 3.500%, 08/01/23	111
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15
12	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	12
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	49
	Transocean, Inc., (Cayman Islands),
39	3.800%, 10/15/22	38
35	6.375%, 12/15/21	40
100	6.500%, 11/15/20	113
33	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	35

		428

	Oil, Gas & Consumable Fuels — 1.5%
	Apache Corp.,
42	3.250%, 04/15/22	43
25	6.900%, 09/15/18	30
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
233	2.237%, 05/10/19	235
106	2.750%, 05/10/23	103
66	3.814%, 02/10/24	69
100	4.742%, 03/11/21	112
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	170

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	21
40	Chevron Corp., 2.355%, 12/05/22	39
200	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	208
150	ConocoPhillips, 5.750%, 02/01/19	174
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	209
150	Devon Energy Corp., 1.875%, 05/15/17	152
80	Encana Corp., (Canada), 6.500%, 05/15/19	94
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	213
49	Enterprise Products Operating LLC, 3.900%, 02/15/24	51
	EOG Resources, Inc.,
23	2.625%, 03/15/23	22
100	4.100%, 02/01/21	109
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	59
	Marathon Oil Corp.,
228	5.900%, 03/15/18	260
175	6.000%, 10/01/17	199
35	Occidental Petroleum Corp., 1.750%, 02/15/17	36
40	PC Financial Partnership, 5.000%, 11/15/14	40
	Petrobras Global Finance B.V., (Netherlands),
84	4.375%, 05/20/23	83
295	6.250%, 03/17/24	324
	Petrobras International Finance Co., (Cayman Islands),
90	5.375%, 01/27/21	95
50	7.875%, 03/15/19	58
97	Petro-Canada, (Canada), 6.050%, 05/15/18	111
69	Petroleos Mexicanos, (Mexico), 4.875%, 01/18/24 (e)	75
43	Phillips 66, 2.950%, 05/01/17	45
200	Sinopec Group Overseas Development Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	210
	Spectra Energy Capital LLC,
150	5.650%, 03/01/20	169
140	6.200%, 04/15/18	160
50	8.000%, 10/01/19	63
79	Spectra Energy Partners LP, 2.950%, 09/25/18	82
	Statoil ASA, (Norway),
143	2.650%, 01/15/24	139
42	2.900%, 11/08/20	43
67	3.125%, 08/17/17	71
83	3.150%, 01/23/22	86

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	62
	Total Capital International S.A., (France),
27	0.750%, 01/25/16	27
44	1.500%, 02/17/17	44
75	1.550%, 06/28/17	76
150	2.750%, 06/19/21	151
175	Total Capital S.A., (France), 2.300%, 03/15/16	179
	TransCanada PipeLines Ltd., (Canada),
100	6.500%, 08/15/18	118
30	7.125%, 01/15/19	36

		5,175

	Total Energy	5,603

	Financials — 10.5%
	Banks — 4.3%
200	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	203
100	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	102
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	258
	Bank of America Corp.,
42	4.100%, 07/24/23	44
200	Series C, 5.000%, 01/15/15	203
100	5.000%, 05/13/21	112
130	5.625%, 07/01/20	149
300	Series L, 5.650%, 05/01/18	337
170	5.750%, 12/01/17	191
50	5.875%, 01/05/21	58
814	6.400%, 08/28/17	925
100	6.500%, 08/01/16	110
266	6.875%, 04/25/18	310
	Bank of Montreal, (Canada),
250	1.300%, 10/31/14 (e)	250
85	2.550%, 11/06/22	83
	Bank of Nova Scotia (The), (Canada),
121	1.650%, 10/29/15 (e)	123
175	2.550%, 01/12/17	181
123	3.400%, 01/22/15	124
136	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	138
200	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	201
	Barclays Bank plc, (United Kingdom),
200	2.500%, 09/21/15 (e)	205

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
100	2.750%, 02/23/15	101
250	6.050%, 12/04/17 (e)	281
	BB&T Corp.,
125	3.950%, 04/29/16	132
100	4.900%, 06/30/17	109
300	Capital One Bank USA N.A., 3.375%, 02/15/23	299
	Citigroup, Inc.,
13	1.250%, 01/15/16	13
135	3.375%, 03/01/23	136
73	3.750%, 06/16/24	74
3	4.587%, 12/15/15	3
59	4.750%, 05/19/15	61
506	5.000%, 09/15/14	507
14	5.375%, 08/09/20	16
115	5.500%, 09/13/25	129
13	6.000%, 08/15/17	15
192	6.010%, 01/15/15	196
300	6.125%, 11/21/17	340
	Comerica, Inc.,
55	3.000%, 09/16/15	57
16	3.800%, 07/22/26	16
250	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	257
	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., (Netherlands),
250	3.200%, 03/11/15 (e)	254
34	3.375%, 01/19/17	36
118	3.875%, 02/08/22	126
350	Fifth Third Bancorp, 5.450%, 01/15/17	382
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	210
300	4.875%, 01/14/22	338
50	KeyCorp, 5.100%, 03/24/21	57
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	346
	National Australia Bank Ltd., (Australia),
300	2.750%, 09/28/15 (e)	307
100	3.750%, 03/02/15 (e)	102
300	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	314
	PNC Funding Corp.,
133	4.375%, 08/11/20	146
265	5.125%, 02/08/20	302
110	5.250%, 11/15/15	116
115	5.625%, 02/01/17	126

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Banks — continued
	Royal Bank of Canada, (Canada),
239	2.000%, 10/01/18	242
125	2.200%, 07/27/18	128
200	2.300%, 07/20/16	206
250	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	247
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	217
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	202
235	2.200%, 07/29/15 (e)	239
	U.S. Bancorp,
150	2.450%, 07/27/15	153
208	2.875%, 11/20/14	209
850	Wachovia Corp., 5.750%, 02/01/18	966
	Wells Fargo & Co.,
237	4.480%, 01/16/24	254
415	5.625%, 12/11/17	469
500	SUB, 3.676%, 06/15/16	526
	Wells Fargo Bank N.A.,
315	Series AI, 4.750%, 02/09/15	321
250	6.000%, 11/15/17	284
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	322

		15,196

	Capital Markets — 2.4%
120	Ameriprise Financial, Inc., 4.000%, 10/15/23	127
	Bank of New York Mellon Corp. (The),
250	Series 1, 2.950%, 06/18/15	255
75	3.100%, 01/15/15	76
100	3.650%, 02/04/24	104
75	4.600%, 01/15/20	84
	BlackRock, Inc.,
325	3.500%, 12/10/14	328
326	Series 2, 5.000%, 12/10/19	373
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	176
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
	Goldman Sachs Group, Inc. (The),
100	1.600%, 11/23/15	101
68	2.625%, 01/31/19	69
100	3.300%, 05/03/15	102
255	3.625%, 02/07/16	265
66	3.700%, 08/01/15	68
120	4.000%, 03/03/24	123

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
68	5.375%, 03/15/20	77
300	5.500%, 11/15/14	303
80	5.750%, 01/24/22	93
1,100	5.950%, 01/18/18	1,241
250	7.500%, 02/15/19	302
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	211
71	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	75
	Jefferies Group LLC,
111	3.875%, 11/09/15	115
150	5.125%, 04/13/18	164
45	6.875%, 04/15/21	53
80	8.500%, 07/15/19	100
	Macquarie Bank Ltd., (Australia),
93	2.000%, 08/15/16 (e)	95
263	5.000%, 02/22/17 (e)	285
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	170
40	7.625%, 08/13/19 (e)	48
	Morgan Stanley,
104	4.000%, 07/24/15	107
195	4.200%, 11/20/14	196
93	5.000%, 11/24/25	100
166	5.500%, 07/24/20	189
100	5.500%, 07/28/21	115
450	5.625%, 09/23/19	514
100	5.750%, 01/25/21	116
100	6.625%, 04/01/18	116
100	7.300%, 05/13/19	121
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	89
84	6.700%, 03/04/20	101
	State Street Corp.,
36	3.100%, 05/15/23	35
192	3.700%, 11/20/23	202
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	506
100	5.750%, 04/25/18	114
100	5.875%, 12/20/17	114

		8,359

	Consumer Finance — 1.1%
139	American Express Credit Corp., 2.800%, 09/19/16	144
	American Honda Finance Corp.,
333	1.450%, 02/27/15 (e)	335

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Consumer Finance — continued
200	2.125%, 02/28/17 (e)	205
83	2.125%, 10/10/18	84
110	Capital One Financial Corp., 3.500%, 06/15/23	111
	Caterpillar Financial Services Corp.,
250	1.000%, 11/25/16	251
58	2.850%, 06/01/22	58
100	5.500%, 03/15/16	107
65	7.050%, 10/01/18	78
100	7.150%, 02/15/19	122
	Ford Motor Credit Co. LLC,
550	2.375%, 03/12/19	551
200	3.000%, 06/12/17	207
200	4.250%, 09/20/22	214
250	HSBC USA, Inc., 2.375%, 02/13/15	252
	John Deere Capital Corp.,
50	2.250%, 04/17/19	51
33	3.150%, 10/15/21	34
73	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	73
66	PACCAR Financial Corp., 1.600%, 03/15/17	67
	Toyota Motor Credit Corp.,
225	1.750%, 05/22/17	229
200	2.000%, 09/15/16	205
105	2.000%, 10/24/18	106
100	2.050%, 01/12/17	102
154	3.200%, 06/17/15	157

		3,743

	Diversified Financial Services — 1.4%
161	Associates Corp. of North America, 6.950%, 11/01/18	190
425	Bank of America N.A., 5.300%, 03/15/17	463
	Berkshire Hathaway, Inc.,
80	2.100%, 08/14/19	80
202	3.400%, 01/31/22	211
98	3.750%, 08/15/21	106
25	Countrywide Financial Corp., 6.250%, 05/15/16	27
	General Electric Capital Corp.,
17	1.000%, 12/11/15	17
220	4.375%, 09/16/20	242
800	4.650%, 10/17/21	896
500	5.400%, 02/15/17	551
140	5.500%, 01/08/20	162
335	5.625%, 05/01/18	381
	Intercontinental Exchange, Inc.,
47	2.500%, 10/15/18	48
88	4.000%, 10/15/23	94

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
	Private Export Funding Corp.,
500	Series EE, 2.800%, 05/15/22	511
200	Series KK, 3.550%, 01/15/24	212
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
184	3.100%, 06/28/15	188
195	4.375%, 03/25/20	218
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	110

		4,749

	Insurance — 1.0%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	46
50	5.600%, 05/15/15	52
61	Allstate Corp. (The), 3.150%, 06/15/23	62
	American International Group, Inc.,
59	4.125%, 02/15/24	63
350	5.450%, 05/18/17	388
45	Aon Corp., 3.500%, 09/30/15	46
	Berkshire Hathaway Finance Corp.,
65	1.300%, 05/15/18	64
356	2.900%, 10/15/20	366
150	5.400%, 05/15/18	170
90	CNA Financial Corp., 5.875%, 08/15/20	104
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	88
41	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	45
35	Lincoln National Corp., 4.200%, 03/15/22	38
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	306
100	3.125%, 04/14/16 (e)	104
	Metropolitan Life Global Funding I,
100	1.500%, 01/10/18 (e)	100
107	1.700%, 06/29/15 (e)	108
200	2.500%, 09/29/15 (e)	204
175	3.650%, 06/14/18 (e)	187
100	3.875%, 04/11/22 (e)	107
	New York Life Global Funding,
170	1.300%, 01/12/15 (e)	171
73	2.150%, 06/18/19 (e)	73
125	3.000%, 05/04/15 (e)	127
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	161
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16

SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Insurance — continued
	Principal Life Global Funding II,
35	1.000%, 12/11/15 (e)	35
106	2.250%, 10/15/18 (e)	107
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	205

		3,543

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
80	3.500%, 01/31/23	79
38	5.000%, 02/15/24	41
45	American Tower Trust I, 1.551%, 03/15/18 (e)	45
	Equity Commonwealth,
125	5.875%, 09/15/20	136
150	6.650%, 01/15/18	166
27	ERP Operating LP, 4.625%, 12/15/21	30
	HCP, Inc.,
52	2.625%, 02/01/20	52
23	3.875%, 08/15/24	23
17	4.200%, 03/01/24	18
38	4.250%, 11/15/23	39
92	5.375%, 02/01/21	104
73	Health Care REIT, Inc., 4.500%, 01/15/24	77
53	Prologis LP, 4.250%, 08/15/23	56
	Simon Property Group LP,
81	4.125%, 12/01/21	88
17	4.200%, 02/01/15	17
40	4.375%, 03/01/21	44
50	5.650%, 02/01/20	58
40	6.100%, 05/01/16	43
50	6.125%, 05/30/18	58

		1,174

	Total Financials	36,764

	Health Care — 0.6%
	Biotechnology — 0.2%
	Amgen, Inc.,
400	3.875%, 11/15/21	426
44	4.500%, 03/15/20	48
40	5.700%, 02/01/19	46
	Celgene Corp.,
98	3.250%, 08/15/22	100
44	3.625%, 05/15/24	45

		665

	Health Care Equipment & Supplies — 0.0% (g)
50	Baxter International, Inc., 4.625%, 03/15/15	51

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — continued
40	Becton Dickinson and Co., 5.000%, 05/15/19	45

		96

	Health Care Providers & Services — 0.2%
72	Express Scripts Holding Co., 3.500%, 06/15/24	72
17	McKesson Corp., 0.950%, 12/04/15	17
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	51
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	117
44	Ventas Realty LP, 3.750%, 05/01/24	44
	WellPoint, Inc.,
93	2.300%, 07/15/18	95
115	3.125%, 05/15/22	115

		511

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
22	1.300%, 02/01/17	22
69	4.150%, 02/01/24	73

		95

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
119	1.750%, 11/06/17	120
87	2.900%, 11/06/22	85
69	Actavis Funding SCS, (Luxembourg), 3.850%, 06/15/24 (e)	70
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	171
	Merck & Co., Inc.,
75	1.300%, 05/18/18	75
62	2.400%, 09/15/22	60

		581

	Total Health Care	1,948

	Industrials — 1.1%
	Aerospace & Defense — 0.1%
43	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	42
70	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	82
100	Honeywell International, Inc., 5.300%, 03/01/18	113
47	Lockheed Martin Corp., 2.125%, 09/15/16	48
43	Precision Castparts Corp., 0.700%, 12/20/15	43
50	United Technologies Corp., 6.125%, 02/01/19	59

		387

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Air Freight & Logistics — 0.2%
541	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	634
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	150

		784

	Airlines — 0.1%
189	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	204
30	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	34
58	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	62

		300

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
70	3.500%, 07/15/22	63
24	4.125%, 06/15/23	22
50	Pitney Bowes, Inc., 5.600%, 03/15/18	55
60	Waste Management, Inc., 7.375%, 03/11/19	73

		213

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	41
70	Fluor Corp., 3.375%, 09/15/21	73

		146

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17	27
50	5.600%, 05/15/18	57

		84

	Industrial Conglomerates — 0.1%
175	General Electric Co., 3.375%, 03/11/24	180
34	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	36
152	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	161

		377

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	75
31	2.600%, 06/26/22	30
89	Deere & Co., 2.600%, 06/08/22	88

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Machinery — continued
25	Parker Hannifin Corp., 5.500%, 05/15/18	28

		221

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	43
32	3.450%, 09/15/21	33
19	3.600%, 09/01/20	20
100	3.750%, 04/01/24	104
100	5.650%, 05/01/17	112
	CSX Corp.,
100	3.400%, 08/01/24	102
30	6.250%, 04/01/15	31
30	7.375%, 02/01/19	36
50	7.900%, 05/01/17	58
	ERAC USA Finance LLC,
48	2.750%, 03/15/17 (e)	50
27	4.500%, 08/16/21 (e)	29
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	143
50	7.700%, 05/15/17	58
53	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	55
	Ryder System, Inc.,
48	2.500%, 03/01/17	50
55	3.600%, 03/01/16	57
	Union Pacific Corp.,
21	2.950%, 01/15/23	21
75	3.646%, 02/15/24	78
233	4.163%, 07/15/22	256
100	4.875%, 01/15/15	102

		1,438

	Total Industrials	3,950

	Information Technology — 1.0%
	Communications Equipment — 0.0% (g)
55	Cisco Systems, Inc., 2.900%, 03/04/21	56

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	33
55	3.375%, 11/01/15	56
16	4.500%, 03/01/23	17
100	6.875%, 06/01/18	115
13	7.500%, 01/15/27	16

		237

SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Internet Software & Services — 0.0% (g)
125	eBay, Inc., 2.875%, 08/01/21	125

	IT Services — 0.3%
	International Business Machines Corp.,
126	1.250%, 02/06/17	127
309	1.625%, 05/15/20	298
150	5.700%, 09/14/17	170
200	7.625%, 10/15/18	245
	Xerox Corp.,
39	2.950%, 03/15/17	41
50	5.625%, 12/15/19	57
40	6.750%, 02/01/17	45

		983

	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	34
73	Texas Instruments, Inc., 1.650%, 08/03/19	72

		106

	Software — 0.3%
25	Intuit, Inc., 5.750%, 03/15/17	28
	Microsoft Corp.,
23	0.875%, 11/15/17	23
120	1.625%, 09/25/15	121
34	2.125%, 11/15/22	33
68	2.375%, 05/01/23	66
167	3.625%, 12/15/23	177
	Oracle Corp.,
200	3.625%, 07/15/23	209
200	5.250%, 01/15/16	213
100	5.750%, 04/15/18	115

		985

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
199	2.400%, 05/03/23	191
201	2.850%, 05/06/21	205
207	VAR, 0.489%, 05/03/18	207
	EMC Corp.,
100	1.875%, 06/01/18	100
100	3.375%, 06/01/23	102
	Hewlett-Packard Co.,
118	4.375%, 09/15/21	128
45	4.650%, 12/09/21	49

		982

	Total Information Technology	3,474

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Materials — 0.6%
	Chemicals — 0.4%
125	CF Industries, Inc., 7.125%, 05/01/20	153
	Dow Chemical Co. (The),
81	4.125%, 11/15/21	87
38	4.250%, 11/15/20	41
20	8.550%, 05/15/19	26
	E.I. du Pont de Nemours & Co.,
101	1.950%, 01/15/16	103
100	6.000%, 07/15/18	116
73	Monsanto Co., 2.750%, 07/15/21	73
	Mosaic Co. (The),
34	3.750%, 11/15/21	36
212	4.250%, 11/15/23	226
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	26
230	Praxair, Inc., 4.625%, 03/30/15	236
150	Union Carbide Corp., 7.500%, 06/01/25	194

		1,317

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
37	1.000%, 02/24/15	37
95	3.850%, 09/30/23	101
100	5.400%, 03/29/17	111
100	6.500%, 04/01/19	120
	Freeport-McMoRan, Inc.,
128	2.150%, 03/01/17	130
107	3.875%, 03/15/23	109
27	Nucor Corp., 4.000%, 08/01/23	28
27	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	28
58	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	59
42	Teck Resources Ltd., (Canada), 4.750%, 01/15/22	45

		768

	Total Materials	2,085

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.5%
	AT&T, Inc.,
204	0.900%, 02/12/16	205
100	4.450%, 05/15/21	111
180	5.500%, 02/01/18	203
41	BellSouth Telecommunications LLC, 6.300%, 12/15/15	41

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Diversified Telecommunication Services — continued
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	114
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
61	Orange S.A., (France), 2.750%, 09/14/16	63
148	Qwest Corp., 6.750%, 12/01/21	172
	Telefonica Emisiones S.A.U., (Spain),
19	5.134%, 04/27/20	21
12	5.877%, 07/15/19	14
	Verizon Communications, Inc.,
115	2.625%, 02/21/20 (e)	115
72	3.450%, 03/15/21	75
156	4.150%, 03/15/24	165
353	4.500%, 09/15/20	388

		1,714

	Wireless Telecommunication Services — 0.1%
40	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	40
160	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	168
	Vodafone Group plc, (United Kingdom),
100	1.500%, 02/19/18	99
100	1.625%, 03/20/17	101

		408

	Total Telecommunication Services	2,122

	Utilities — 1.1%
	Electric Utilities — 0.8%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	43
50	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	59
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	34
20	DTE Electric Co., 2.650%, 06/15/22	20
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	64
	Duke Energy Progress, Inc.,
40	2.800%, 05/15/22	40
150	5.300%, 01/15/19	171
60	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	60
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	111
	Indiana Michigan Power Co.,
100	Series J, 3.200%, 03/15/23	101
135	7.000%, 03/15/19	163

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	30
47	Kansas City Power & Light Co., 3.150%, 03/15/23	47
60	Nevada Power Co., 7.125%, 03/15/19	73
	NextEra Energy Capital Holdings, Inc.,
25	1.200%, 06/01/15	25
27	2.400%, 09/15/19	27
150	7.875%, 12/15/15	164
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	45
25	Ohio Power Co., 6.050%, 05/01/18	29
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	59
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	66
50	3.250%, 06/15/23	50
125	5.625%, 11/30/17	141
	PacifiCorp,
140	3.600%, 04/01/24	146
100	3.850%, 06/15/21	108
60	5.650%, 07/15/18	69
75	PECO Energy Co., 5.350%, 03/01/18	84
51	Public Service Co. of Colorado, 3.200%, 11/15/20	53
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	82
212	Southern California Edison Co., Series C, 3.500%, 10/01/23	222
45	Southern Co. (The), 1.950%, 09/01/16	46
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	38
	Virginia Electric and Power Co.,
21	3.450%, 02/15/24	22
100	5.400%, 04/30/18	113
100	Wisconsin Electric Power Co., 6.250%, 12/01/15	107
27	Xcel Energy, Inc., 0.750%, 05/09/16	27

		2,766

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.500%, 03/15/19	38
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	57

		95

SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — 0.0% (g)
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	76
37	PSEG Power LLC, 4.300%, 11/15/23	39

		115

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
94	3.500%, 09/15/21	99
100	6.375%, 07/15/16	109
50	Consumers Energy Co., 5.650%, 04/15/20	58
150	Dominion Resources, Inc., 8.875%, 01/15/19	191
180	NiSource Finance Corp., 4.450%, 12/01/21	195
	Sempra Energy,
48	4.050%, 12/01/23	51
150	9.800%, 02/15/19	198

		901

	Total Utilities	3,877

	Total Corporate Bonds (Cost $61,846)	65,985

Foreign Government Securities — 1.0%
	Israel Government AID Bond, (Israel),
1,557	Zero Coupon, 08/15/20	1,361
500	Series 6-Z, Zero Coupon, 02/15/22	413
	Province of Ontario, (Canada),
400	0.950%, 05/26/15	402
250	2.700%, 06/16/15	255
300	2.950%, 02/05/15	303
92	Republic of Poland, (Poland), 4.000%, 01/22/24	96
200	Republic of Turkey, (Turkey), 5.750%, 03/22/24	222
	United Mexican States, (Mexico),
244	3.500%, 01/21/21	254
116	4.000%, 10/02/23	123

	Total Foreign Government Securities (Cost $3,351)	3,429

Mortgage Pass-Through Securities — 10.3%
	Federal Home Loan Mortgage Corp.,
133	ARM, 2.040%, 01/01/37	140
242	ARM, 2.098%, 08/01/36	257
29	ARM, 2.235%, 01/01/27	31
13	ARM, 2.250%, 07/01/26	13
193	ARM, 2.309%, 03/01/37	206
116	ARM, 2.332%, 09/01/36	124
63	ARM, 2.378%, 11/01/36	67

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

323		ARM, 2.412%, 12/01/34	345
150		ARM, 2.429%, 09/01/36	161
280		ARM, 2.506%, 06/01/36	301
161		ARM, 2.664%, 04/01/38	174
100		ARM, 2.826%, 02/01/37	108
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
94		4.000%, 06/01/19	99
26		4.500%, 10/01/18	28
186		5.500%, 06/01/17 - 01/01/24	205
18		6.000%, 10/01/17 - 04/01/18	19
205		6.500%, 01/01/17 - 03/01/22	215
—	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
8		6.000%, 12/01/22	9
45		6.500%, 11/01/22 - 08/01/26	51
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
60		6.000%, 01/01/34	69
71		7.000%, 04/01/26 - 02/01/37	81
6		7.500%, 08/01/25	6
7		8.000%, 07/01/20 - 11/01/24	7
18		8.500%, 07/01/28	22
308		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	350
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,663		3.500%, 05/01/33 - 05/01/43	2,749
450		4.000%, 06/01/42	478
165		6.000%, 02/01/33	179
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
—	(h)	12.000%, 08/01/15 - 07/01/19	—	(h)
		Federal National Mortgage Association,
54		ARM, 1.798%, 02/01/37	57
3		ARM, 1.875%, 03/01/19	2
81		ARM, 1.885%, 08/01/35	86
183		ARM, 1.899%, 01/01/35	193
164		ARM, 1.910%, 09/01/35	173
265		ARM, 1.916%, 02/01/35	282
213		ARM, 2.070%, 01/01/35	222
113		ARM, 2.093%, 09/01/36	120
106		ARM, 2.127%, 11/01/33	112
169		ARM, 2.143%, 09/01/35	181
300		ARM, 2.153%, 09/01/34	321
173		ARM, 2.199%, 02/01/35	184

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — continued
71		ARM, 2.241%, 08/01/36	77
147		ARM, 2.267%, 08/01/34	157
132		ARM, 2.354%, 04/01/35	141
—	(h)	ARM, 2.375%, 08/01/19	—	(h)
205		ARM, 2.405%, 02/01/37	220
126		ARM, 2.406%, 04/01/33	135
122		ARM, 2.445%, 07/01/46	131
177		ARM, 2.475%, 09/01/33	189
147		ARM, 2.505%, 10/01/34	158
12		ARM, 2.614%, 09/01/27	13
281		ARM, 2.836%, 02/01/36	299
9		ARM, 3.705%, 03/01/29	10
		Federal National Mortgage Association, 15 Year, Single Family,
46		4.000%, 05/01/19	49
236		4.500%, 05/01/18 - 05/01/19	251
306		5.000%, 06/01/18 - 04/01/19	327
193		5.500%, 01/01/20 - 06/01/20	205
281		6.000%, 03/01/21 - 01/01/24	306
41		6.500%, 03/01/17 - 08/01/20	43
		Federal National Mortgage Association, 20 Year, Single Family,
72		6.000%, 04/01/24	81
95		6.500%, 05/01/22	107
		Federal National Mortgage Association, 30 Year, FHA/VA,
13		6.000%, 09/01/33	14
25		6.500%, 03/01/29	29
6		8.500%, 02/01/30	6
8		9.000%, 09/01/19 - 12/01/30	8
5		9.500%, 12/01/18	6
		Federal National Mortgage Association, 30 Year, Single Family,
71		4.500%, 08/01/33	77
1,082		5.000%, 07/01/33 - 08/01/40	1,204
103		5.500%, 12/01/33	116
523		6.000%, 12/01/32 - 09/01/37	595
40		6.500%, 08/01/31	47
6		7.000%, 09/01/27 - 08/01/32	7
11		7.500%, 11/01/22 - 10/01/24	12
380		8.000%, 03/01/21 - 11/01/32	439
7		8.500%, 07/01/24 - 06/01/25	8
—	(h)	9.000%, 04/01/26	—	(h)
3		10.000%, 02/01/24	3
—	(h)	12.500%, 01/01/16	—	(h)
		Federal National Mortgage Association, Other,
500		VAR, 0.625%, 12/01/23	504

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000	VAR, 0.635%, 08/01/23	1,008
948	1.940%, 01/01/17	954
1,000	2.056%, 01/01/17	999
1,000	2.294%, 12/01/22	978
500	2.314%, 12/01/22	490
990	2.480%, 06/01/19	1,011
1,973	2.764%, 06/01/23	1,997
2,352	3.590%, 12/01/20	2,517
1,000	3.658%, 10/01/20	1,068
1,500	3.760%, 10/01/23 - 11/01/23	1,616
895	4.000%, 07/01/42	951
408	4.271%, 06/01/21	447
1,045	4.298%, 03/01/21	1,153
1,942	4.380%, 01/01/21 - 04/01/21	2,159
495	4.390%, 05/01/21	551
786	4.443%, 04/01/21	872
917	4.500%, 03/01/20	1,013
109	5.500%, 04/01/38	119
125	6.000%, 03/01/37	139
	Government National Mortgage Association II, 30 Year, Single Family,
320	6.000%, 03/20/28 - 09/20/38	360
12	7.500%, 02/20/28 - 09/20/28	15
31	8.000%, 12/20/25 - 08/20/28	36
20	8.500%, 03/20/25 - 05/20/25	22
	Government National Mortgage Association, 15 Year, Single Family,
13	6.000%, 10/15/17	14
3	8.000%, 01/15/16	3
	Government National Mortgage Association, 30 Year, Single Family,
341	6.000%, 11/15/28 - 12/15/38	386
294	6.500%, 01/15/24 - 12/15/35	340
281	7.000%, 08/15/23 - 06/15/35	319
25	7.500%, 11/15/22 - 09/15/28	28
6	8.000%, 07/15/22 - 08/15/28	6
3	8.500%, 11/15/17	3
7	9.000%, 08/15/16 - 11/15/24	8
128	9.500%, 09/15/18 - 12/15/25	145
1	12.000%, 11/15/19	1

	Total Mortgage Pass-Through Securities (Cost $34,716)	36,129

Supranational — 0.1%
150	African Development Bank, 8.800%, 09/01/19 (Cost $189)	191

SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — 2.5%
	Federal National Mortgage Association,
1,000	Zero Coupon, 06/01/17	971
800	5.000%, 05/11/17	886
375	Federal National Mortgage Association STRIPS, Zero Coupon, 11/15/21	315
	Financing Corp.,
1,440	Zero Coupon, 05/11/18	1,360
500	Zero Coupon, 04/05/19	460
584	Zero Coupon, 09/26/19	528
1,000	Government Trust Certificate, Zero Coupon, 10/01/15	988
	Residual Funding Corp. STRIPS,
250	Zero Coupon, 10/15/19	226
1,750	Zero Coupon, 07/15/20	1,545
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,126
333	Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	303

	Total U.S. Government Agency Securities (Cost $8,489)	8,708

U.S. Treasury Obligations — 30.1%
	U.S. Treasury Bonds,
1,225	7.500%, 11/15/16	1,408
250	8.750%, 08/15/20	348
1,500	8.875%, 08/15/17	1,846
835	11.250%, 02/15/15	877
	U.S. Treasury Coupon STRIPS,
700	0.925%, 05/15/18 (n)	666
2,200	1.837%, 02/15/18 (n)	2,108
2,150	1.967%, 05/15/21 (n)	1,870
3,275	2.257%, 02/15/21 (n)	2,873
4,446	2.283%, 08/15/17 (n)	4,318
3,750	2.410%, 02/15/20 (n)	3,392
2,400	2.464%, 02/15/22 (n)	2,035
300	2.484%, 05/15/23 (n)	244
150	2.487%, 11/15/23 (n)	120
1,495	2.497%, 05/15/19 (n)	1,383
150	2.514%, 05/15/22 (n)	126
6,700	2.557%, 08/15/21 (n)	5,779
3,577	2.597%, 08/15/16 (n)	3,538
3,720	2.681%, 02/15/23 (n)	3,046
53	2.683%, 02/15/28 (n)	36
1,000	2.686%, 08/15/22 (n)	834
4,350	2.713%, 08/15/19 (n)	3,997
2,300	2.852%, 11/15/21 (n)	1,966
1,224	2.913%, 02/15/17 (n)	1,200
47	3.041%, 08/15/26 (n)	34

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10,348	3.056%, 05/15/20 (n)	9,288
300	3.148%, 11/15/26 (n)	215
12,550	3.292%, 08/15/20 (n)	11,170
100	3.317%, 08/15/27 (n)	70
150	3.344%, 11/15/27 (n)	103
700	3.722%, 11/15/16 (n)	690
2,290	3.771%, 11/15/17 (n)	2,208
3,325	5.853%, 02/15/15 (n)	3,324
4,266	6.310%, 02/15/16 (n)	4,245
	U.S. Treasury Inflation Indexed Notes,
1,700	0.500%, 04/15/15	1,878
700	1.125%, 01/15/21	818
	U.S. Treasury Notes,
593	0.875%, 01/31/18	587
800	1.000%, 11/30/19	771
1,500	1.250%, 10/31/18	1,488
5,500	1.500%, 08/31/18	5,524
350	2.625%, 08/15/20	365
400	2.625%, 11/15/20	417
1,500	2.750%, 11/30/16	1,571
1,000	3.125%, 04/30/17	1,061
850	3.125%, 05/15/21	911
7,900	3.250%, 12/31/16	8,369
1,050	3.500%, 02/15/18	1,132
1,550	3.500%, 05/15/20	1,694
450	3.625%, 02/15/21	496
700	4.000%, 02/15/15	713
400	4.250%, 11/15/17	440
200	4.500%, 02/15/16	212
1,000	4.750%, 08/15/17	1,111

	Total U.S. Treasury Obligations (Cost $102,027)	104,915

SHARES
Short-Term Investment — 9.0%
	Investment Company — 9.0%
31,493	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $31,493)	31,493

	Total Investments — 99.4% (Cost $334,502)	346,753
	Other Assets in Excess of Liabilities — 0.6%	2,188

	NET ASSETS — 100.0%	$348,941

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	87

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (Unaudited)

ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2014.
CDO	— Collateralized Debt Obligation
CMBS	— Commercial Mortgage Backed Security
CMO	— Collateralized Mortgage Obligation
ESOP	— Employee Stock Ownership Program
ETF	— Exchange Traded Fund
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IOs, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2014. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SPDR	— Standard & Poor’s Depository Receipts
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2014.
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2014.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(q)	— Investment in affiliate which is a security in the Fund’s index.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(†)	— Security matures in 2105.
(††)	— Security matures in 2110.
(†††)	— Security matures in 2111.
(††††)	— Security matures in 2114.

SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust		Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$3,711,454	$368,368		$315,260
Investments in affiliates, at value	95,077	9,024		31,493

Total investment securities, at value	3,806,531	377,392		346,753
Cash	—	—		41
Receivables:
Investment securities sold	387	—		93
Fund shares sold	610	—		1,000
Interest and dividends from non-affiliates	15,802	789		1,248
Dividends from affiliates	2	—	(a)	1
Variation margin on futures contracts	—	11		—
Prepaid expenses	41	3		4

Total Assets	3,823,373	378,195		349,140

LIABILITIES:
Payables:
Due to custodian	1,638	—		—
Distributions	268	—		68
Fund shares redeemed	384	—		—
Unrealized depreciation on unfunded commitments	31	—		—
Accrued liabilities:
Investment advisory fees	306	15		13
Administration fees	104	6		5
Custodian and accounting fees	218	29		75
Trustees’ and Chief Compliance Officer’s fees	6	—	(a)	—	(a)
Audit fees	44	21		36
Other	35	1		2

Total Liabilities	3,034	72		199

Net Assets	$3,820,339	$378,123		$348,941

NET ASSETS:
Paid-in-Capital	$3,633,329	$215,227		$334,959
Accumulated undistributed (distributions in excess of) net investment income	4,364	1,499		287
Accumulated net realized gains (losses)	8,749	(31,838)		1,444
Net unrealized appreciation (depreciation)	173,897	193,235		12,251

Total Net Assets	$3,820,339	$378,123		$348,941

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	358,892	15,591		33,512

Net asset value, offering and redemption price per share (b)	$10.64	$24.25		$10.41

Cost of investments in non-affiliates	$3,537,526	$177,228		$303,009
Cost of investments in affiliates	95,077	7,125		31,493

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	89

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2014 (Unaudited)

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$68,898	$—	$5,281
Dividend income from non-affiliates	—	3,673	—
Dividend income from affiliates	9	64	2

Total investment income	68,907	3,737	5,283

EXPENSES:
Investment advisory fees	5,839	465	508
Administration fees	1,946	186	169
Custodian and accounting fees	193	19	72
Professional fees	62	22	35
Trustees’ and Chief Compliance Officer’s fees	22	2	2
Printing and mailing costs	14	1	3
Transfer agent fees	—	2	— (a)
Other	110	9	8

Total expenses	8,186	706	797

Less amounts waived	(5,312)	(524)	(552)
Less expense reimbursements	(23)	—	—

Net expenses	2,851	182	245

Net investment income (loss)	66,056	3,555	5,038

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	6,064	8,615	601
Investment in affiliates	—	50	—
Futures	—	429	—

Net realized gain (loss)	6,064	9,094	601

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	25,002	18,329	(573)
Investments in affiliates	—	153	—
Futures	—	119	—
Unfunded commitments	(11)	—	—

Change in net unrealized appreciation/depreciation	24,991	18,601	(573)

Net realized/unrealized gains (losses)	31,055	27,695	28

Change in net assets resulting from operations	$97,111	$31,250	$5,066

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$66,056	$137,789	$3,555	$6,962
Net realized gain (loss)	6,064	7,055	9,094	12,219
Distributions of capital gains received from investment company affiliates	—	1	—	— (a)
Change in net unrealized appreciation/depreciation	24,991	(123,685)	18,601	58,781

Change in net assets resulting from operations	97,111	21,160	31,250	77,962

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(68,238)	(133,909)	(3,214)	(6,806)
From net realized gains	—	(2,110)	—	—

Total distributions to shareholders	(68,238)	(136,019)	(3,214)	(6,806)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	255,966	667,144	8,222	14,789
Subscriptions in-kind (See Note 7)	14,902	—	—	—
Distributions reinvested	66,095	131,927	3,214	6,806
Cost of shares redeemed	(410,631)	(532,846)	(28,727)	(48,708)

Change in net assets resulting from capital transactions	(73,668)	266,225	(17,291)	(27,113)

NET ASSETS:
Change in net assets	(44,795)	151,366	10,745	44,043
Beginning of period	3,865,134	3,713,768	367,378	323,335

End of period	$3,820,339	$3,865,134	$378,123	$367,378

Accumulated undistributed (distributions in excess of) net investment income	$4,364	$6,546	$1,499	$1,158

SHARE TRANSACTIONS:
Issued	24,160	62,858	362	723
Subscriptions in-kind (See Note 7)	1,394	—	—	—
Reinvested	6,240	12,447	137	336
Redeemed	(38,734)	(50,404)	(1,242)	(2,373)

Change in Shares	(6,940)	24,901	(743)	(1,314)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	91

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Intermediate Bond Trust
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,038	$11,308
Net realized gain (loss)	601	1,299
Distributions of capital gains received from investment company affiliates	—	— (a)
Change in net unrealized appreciation/depreciation	(573)	(10,852)

Change in net assets resulting from operations	5,066	1,755

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,046)	(11,070)
From net realized gains	—	(219)

Total distributions to shareholders	(5,046)	(11,289)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,289	35,383
Distributions reinvested	4,600	10,598
Cost of shares redeemed	(38,623)	(65,743)

Change in net assets resulting from capital transactions	266	(19,762)

NET ASSETS:
Change in net assets	286	(29,296)
Beginning of period	348,655	377,951

End of period	$348,941	$348,655

Accumulated undistributed (distributions in excess of) net investment income	$287	$295

SHARE TRANSACTIONS:
Issued	3,292	3,386
Reinvested	442	1,014
Redeemed	(3,720)	(6,290)

Change in Shares	14	(1,890)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Core Bond Trust
Six Months Ended August 31, 2014 (Unaudited)	$10.57	$0.18	$0.08	$0.26	$(0.19)	$—	$—	$(0.19)
Year Ended February 28, 2014	10.89	0.38	(0.32)	0.06	(0.37)	(0.01)	—	(0.38)
Year Ended February 28, 2013	10.82	0.43	0.08	0.51	(0.43)	(0.01)	—	(0.44)
Year Ended February 29, 2012	10.50	0.50	0.35	0.85	(0.51)	(0.02)	—	(0.53)
Year Ended February 28, 2011	10.27	0.55	0.23	0.78	(0.55)	—	—	(0.55)
Year Ended February 28, 2010	9.53	0.63	0.74	1.37	(0.63)	—	—	(0.63)

Equity Index Trust
Six Months Ended August 31, 2014 (Unaudited)	22.49	0.23	1.74	1.97	(0.21)	—	—	(0.21)
Year Ended February 28, 2014	18.32	0.42	4.15	4.57	(0.40)	—	—	(0.40)
Year Ended February 28, 2013	16.53	0.38	1.79	2.17	(0.38)	—	—	(0.38)
Year Ended February 29, 2012	16.10	0.31	0.46	0.77	(0.34)	—	—	(0.34)
Year Ended February 28, 2011	13.42	0.28	2.67	2.95	(0.27)	—	—	(0.27)
Year Ended February 28, 2010	8.98	0.30	4.44	4.74	(0.30)	—	—	(0.30)

Intermediate Bond Trust
Six Months Ended August 31, 2014 (Unaudited)	10.41	0.16	—	0.16	(0.16)	—	—	(0.16)
Year Ended February 28, 2014	10.68	0.32	(0.26)	0.06	(0.32)	(0.01)	—	(0.33)
Year Ended February 28, 2013	10.63	0.36	0.04	0.40	(0.35)	—	—	(0.35)
Year Ended February 29, 2012	10.38	0.43	0.38	0.81	(0.47)	(0.06)	(0.03)	(0.56)
Year Ended February 28, 2011	10.28	0.48	0.10	0.58	(0.48)	—	—	(0.48)
Year Ended February 28, 2010	9.70	0.53	0.58	1.11	(0.53)	—	—	(0.53)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

94	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.64	2.46%	$3,820,339	0.15%	3.39%	0.42%	6%
10.57	0.58	3,865,134	0.14	3.60	0.42	18
10.89	4.70	3,713,768	0.15	3.97	0.42	16
10.82	8.24	3,458,321	0.15	4.66	0.42	21
10.50	7.71	3,022,640	0.14	5.23	0.42	20
10.27	14.70	2,808,694	0.14	6.24	0.42	19

24.25	8.77	378,123	0.10	1.91	0.38	2
22.49	25.21	367,378	0.10	2.01	0.38	5
18.32	13.34	323,335	0.10	2.22	0.38	7
16.53	4.97	301,098	0.10	2.03	0.38	8
16.10	22.38	341,196	0.10	1.95	0.40	13
13.42	53.50	304,822	0.10	2.37	0.42	18

10.41	1.53	348,941	0.14	2.97	0.47	8
10.41	0.53	348,655	0.14	3.07	0.46	17
10.68	3.76	377,951	0.14	3.33	0.47	15
10.63	7.98	361,305	0.14	4.05	0.48	35
10.38	5.72	366,920	0.14	4.60	0.46	28
10.28	11.72	359,197	0.15	5.33	0.47	23

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	95

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Three separate diversified series of the Trust (collectively, the “Funds”) covered by this report commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

The investment objective of Core Bond Trust is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Equity Index Trust is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard and Poor’s 500 Composite Stock Price Index.

The investment objective of Intermediate Bond Trust is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, various forms of credit enhancements, such as bond insurance, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each underlying investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair

96	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Core Bond Trust and Intermediate Bond Trust at August 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$107,695	$117,409	$225,104
Collateralized Mortgage Obligations
Agency CMO	—	614,116	4,829	618,945
Non-Agency CMO	—	220,132	46,894	267,026

Total Collateralized Mortgage Obligations	—	834,248	51,723	885,971

Commercial Mortgage-Backed Securities	—	122,647	17,627	140,274
Corporate Bonds
Consumer Discretionary	—	50,598	—	50,598
Consumer Staples	—	36,201	—	36,201
Energy	—	65,108	—	65,108
Financials	—	324,440	—	324,440
Health Care	—	25,996	—	25,996
Industrials	—	42,796	3,491	46,287
Information Technology	—	43,748	—	43,748
Materials	—	23,637	—	23,637
Telecommunication Services	—	38,472	—	38,472
Utilities	—	62,628	—	62,628

Total Corporate Bonds	—	713,624	3,491	717,115

Foreign Government Securities	—	49,554	—	49,554
Mortgage Pass-Through Securities	—	566,739	—	566,739
Municipal Bonds	—	10,157	—	10,157
Supranational	—	4,487	—	4,487
U.S. Government Agency Securities	—	92,238	—	92,238
U.S. Treasury Obligations	—	1,006,044	—	1,006,044
Loan Assignments
Financials	—	—	13,771	13,771
Short-Term Investment
Investment Company	95,077	—	—	95,077

Total Investments in Securities	$95,077	$3,507,433	$204,021	$3,806,531

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	97

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

Equity Index Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$377,047	$345	$—	$377,392

Appreciation in Other Financial Instruments
Futures Contracts	$196	$—	$—	$196

JPMorgan Intermediate Bond Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$13,346	$6,873	$20,219
Collateralized Mortgage Obligations
Agency CMO	—	55,395	47	55,442
Non-Agency CMO	—	12,303	960	13,263

Total Collateralized Mortgage Obligations	—	67,698	1,007	68,705

Commercial Mortgage-Backed Securities	—	6,067	912	6,979
Corporate Bonds
Consumer Discretionary	—	3,402	—	3,402
Consumer Staples	—	2,760	—	2,760
Energy	—	5,603	—	5,603
Financials	—	36,764	—	36,764
Health Care	—	1,948	—	1,948
Industrials	—	3,016	934	3,950
Information Technology	—	3,474	—	3,474
Materials	—	2,085	—	2,085
Telecommunication Services	—	2,122	—	2,122
Utilities	—	3,877	—	3,877

Total Corporate Bonds	—	65,051	934	65,985

Foreign Government Securities	—	3,429	—	3,429
Mortgage Pass-Through Securities	—	36,129	—	36,129
Supranational	—	191	—	191
U.S. Government Agency Securities	—	8,708	—	8,708
U.S. Treasury Obligations	—	104,915	—	104,915
Short-Term Investment
Investment Company	31,493	—	—	31,493

Total Investments in Securities	$31,493	$305,534	$9,726	$346,753

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 2 consists of U.S. Treasury Bills held as collateral for futures contracts. Please refer to the SOIs for industry specifics of portfolio holdings.

For each of the Funds, there were no transfers among Levels 1 and 2 during the six months ended August 31, 2014.

98	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/14
Investments in Securities
Asset-Backed Securities	$95,936	$73	$83	$26	$48,028	$(25,137)	$—	$(1,600)	$117,409
Collateralized Mortgage Obligations — Agency CMO	5,515	(2)	84	(839)	1,185	(113)	2,731	(3,732)	4,829
Collateralized Mortgage Obligations — Non-Agency CMO	48,682	—	(1,187)	509	5	(2,923)	3,741	(1,933)	46,894
Commercial Mortgage-Backed Securities	18,872	—	339	(1,122)	2,338	(2,800)	—	—	17,627
Corporate Bonds — Industrials	3,605	—	(4)	(1)	35	(144)	—	—	3,491
Loan Assignments — Financials	13,732	—	(12)	—	11,237	(11,186)	—	—	13,771

Total	$186,342	$71	$(697)	$(1,427)	$62,828	$(42,303)	$6,472	$(7,265)	$204,021

JPMorgan Intermediate Bond Trust	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/14
Investments in Securities
Asset-Backed Securities	$3,909	$—	$— (a)	$— (a)	$4,012	$(1,048)	$—	$—	$6,873
Collateralized Mortgage Obligations — Agency CMO	251	—	2	(4)	(2)	(2)	52	(250)	47
Collateralized Mortgage Obligations — Non-Agency CMO	981	—	(26)	30	—	(74)	49	—	960
Commercial Mortgaged Backed — Securities	1,116	—	(3)	(25)	—	(176)	—	—	912
Common Stocks — Industrials	945	—	3	(1)	—	(13)	—	—	934

	$7,202	$—	$(24)	$—	$4,010	$(1,313)	$101	$(250)	$9,726

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades),

respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2014, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$(606)
Intermediate Bond Trust	(19)

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

Core Bond Trust Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$65,362	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 17.15% (0.94%)
			Constant Default Rate	0.00% - 6.95% (2.61%)
			Yield (Discount Rate of Cash Flows)	0.00% - 6.95% (2.61%)

Asset-Backed Securities	65,362

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	99

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

	Fair Value at August 31, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$40,631	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.77% (7.08%)
			Constant Default Rate	0.00% - 9.16% (2.96%)
			PSA Prepayment Model	144.00% - 1,085.00% (419.28%)
			Yield (Discount Rate of Cash Flows)	(150.74%) - 77.63% (4.93%)

Collateralized Mortgage Obligations	40,631

	6,587	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (56.40%)
			Yield (Discount Rate of Cash Flows)	(5.15%) - 4.98% (1.88%)

Commercial Mortgage-Backed Securities	6,587

Total	$112,580

#	The table above does not include certain level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note 2.A. At August 31, 2014, the value of these securities was approximately $91,441,000. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Intermediate Bond Trust Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,107	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (0.62%)
			Constant Default Rate	0.00% - 30.00% (15.60%)
			Yield (Discount Rate of Cash Flows)	0.00% - 6.95% (2.54%)

Asset-Backed Securities	3,107

	1,007	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.77% (5.40%)
			Constant Default Rate	0.00% - 5.10% (0.94%)
			PSA Prepayment Model	284.00% - 1,085.00% (543.38%)
			Yield (Discount Rate of Cash Flows)	(8.70%) - 23.82% (4.01%)

Collateralized Mortgage Obligations	1,007

	110	Discounted Cash Flow	Constant Prepayment Rate	100.00% (N/A)
			Yield (Discount Rate of Cash Flows)	1.26% (N/A)

Commercial Mortgage-Backed Securities	110

Total	$4,224

#	The table above does not include certain level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note 2.A. At August 31, 2014, the value of these securities was approximately $5,502,000. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”).

100	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of August 31, 2014, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

The following are the value and percentage of net assets of illiquid securities as of August 31, 2014 (amounts in thousands):

	Value	Percentage
Core Bond Trust	$42,260	1.11%
Intermediate Bond Trust	578	0.17

C. Loan Assignments — Core Bond Trust invests in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment the Fund has direct rights against the borrower on a loan provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Fund and the Borrower. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — Core Bond Trust may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. The Fund segregates security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At August 31, 2014, Core Bond Trust had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower (amounts in thousands):

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
FiveTen Group Holding, Ltd. (i)	Revolving Loan	04/10/15	0.500%	4.500%	$843	$839	$1,657	$1,648	$2,500	$2,487
Invitation Homes (i)	Revolving Loan	03/15/15	0.500	3.750	176	175	2,017	2,007	2,193	2,182
Progress Residential LP (i)	Revolving Loan	09/04/15	0.500	3.734	3,026	3,011	5,974	5,944	9,000	8,955
Tricon Capital Group, Inc. (i)	Revolving Loan	06/13/15	0.500	4.100	2,307	2,296	4,193	4,172	6,500	6,468

					$6,352	$6,321	$13,841	$13,771	$20,193	$20,092

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

E. Futures Contracts — Equity Index Trust uses index futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. The Fund also buys futures contracts to immediately invest incoming cash in the market or sells futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. The use of futures contracts exposes the Fund to equity price risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	101

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent timely liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended August 31, 2014 (amounts in thousands):

Equity Index Trust
Futures Contracts:
Average Notional Balance Long	$3,388
Ending Notional Balance Long	4,703

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

F. Investment Transactions with Affiliates — An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the report, the Funds assume the following to be affiliated issuers (amounts in thousands):

Affiliate	Value at February 28, 2014	Purchase Cost	Sales Proceeds	Realized Gain/Loss		Dividend/ Interest Income	Shares at August 31, 2014	Value at August 31, 2014
Core Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$44,100	$423,964	$372,987		$—	$9	95,077	$95,077

Equity Index Trust
JPMorgan Chase & Co. (common stock)*	$4,667	$69	$228		$50	$63	79	$4,712
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	2,082	23,650	21,420		—	1	4,312	4,312

	$6,749	$23,719	$21,648		$50	$64	4,391	$9,024

Intermediate Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$6,291	$61,939	$36,737	$		$2	31,493	$31,493

*	Investment in affiliate which is a security in the Fund’s index.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

H. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

102	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates in the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the six months ended August 31, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2015.

For the six months ended August 31, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total	Contractual Reimbursement
Core Bond Trust	$4,156	$1,088	$5,244	$36
Equity Index Trust	388	133	521	—
Intermediate Bond Trust	427	116	543	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser and Administrator waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in these money market funds for the six months ended August 31, 2014 were as follows (amounts in thousands):

Core Bond Trust	$68
Equity Index Trust	3
Intermediate Bond Trust	9

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	103

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (Unaudited) (continued)

F. Other — Certain officers of the Trust are affiliated with the Adviser and Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (“the Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2014, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$139,575	$264,603	$80,402	$111,580
Equity Index Trust	5,495	24,197	—	—
Intermediate Bond Trust	16,787	28,215	7,578	22,983

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2014 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$3,632,603	$189,571	$15,643	$173,928
Equity Index Trust	184,353	194,352	1,313	193,039
Intermediate Bond Trust	334,502	13,039	788	12,251

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2014, the Funds did not have any post-enactment net capital loss carryforwards.

As of February 28, 2014, the following Funds had the following pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2017	2018	2019	Total
Equity Index Trust	$2,174	$14,260	$7,018	$23,452

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Shares of the Funds are offered only to certain clients of the Funds’ investment adviser or its affiliates who maintain one or more separately managed private accounts. One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of the Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

Exchange Traded Funds may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in securities.

104	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments is comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

7. Transfers-In-Kind

During the six months ended August 31, 2014, certain shareholders of Core Bond Trust purchased shares and Core Bond Trust received portfolio securities primarily by means of a subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the dates and at the market values listed below (amounts in thousands):

Date	Market Value	Type
May 28, 2014	$14,902	Subscriptions-in-kind

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	105

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, March 1, 2014, and continued to hold your shares at the end of the reporting period, August 31, 2014.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,024.60	$0.77	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15

Equity Index Trust
Actual	1,000.00	1,087.70	0.53	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10

Intermediate Bond Trust
Actual	1,000.00	1,015.30	0.71	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

106	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2014, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 20, 2014.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of the Funds in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreements. The Trustees also discussed the proposed agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	107

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM, an affiliate of the Adviser, earns fees from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds benefit from economies of scale. The Trustees noted that the proposed investment advisory fee schedule for the Funds does not contain breakpoints but that the Adviser has implemented fee waivers and expense limitations. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor and Administrator have in place that serve to limit the overall net expense ratio for each Fund at competitive levels, and that shareholders of the Funds effectively participated in the economies of scale through the fee waivers and expense limitations.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Adviser’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:

The Trustees noted that Core Bond Trust’s performance was in the first quintile for each of the one-, three-, and five-year periods ended December 31, 2013. The Trustees also noted that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that Equity Index Trust’s performance was in the first quintile for each of the one-, three- and five-year periods ended December 31, 2013, and that the independent consultant indicated that Fund’s overall performance was

108	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that Intermediate Bond Trust’s performance was in the first quintile for each of the one-, three-, and five-year periods ended December 31, 2013, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that Core Bond Trust’s net advisory fee and actual total expenses were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that Equity Index Trust’s net advisory fee and actual total expenses were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that Intermediate Bond Trust’s net advisory fee and actual total expenses were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2014	JPMORGAN INSTITUTIONAL TRUST FUNDS	109

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

The Trust held a meeting of shareholders on July 23, 2014, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of the Trust, including each of the Funds. The results of the voting were as follows:

Votes Received (Amounts in thousands)
John F. Finn
In Favor	4,607,844
Withheld	0

Dr. Matthew Goldstein
In Favor	4,607,844
Withheld	0

Robert J. Higgins
In Favor	4,607,844
Withheld	0

Frankie D. Hughes
In Favor	4,607,844
Withheld	0

Peter C. Marshall
In Favor	4,607,844
Withheld	0

Mary E. Martinez
In Favor	4,607,844
Withheld	0

Marilyn McCoy
In Favor	4,607,844
Withheld	0

Votes Received (Amounts in thousands)
Mitchell M. Merin
In Favor	4,607,844
Withheld	0

William G. Morton, Jr.
In Favor	4,607,844
Withheld	0

Robert A. Oden, Jr.
In Favor	4,607,844
Withheld	0

Marian U. Pardo
In Favor	4,607,844
Withheld	0

Frederick W. Ruebeck
In Favor	4,607,844
Withheld	0

James J. Schonbachler
In Favor	4,607,844
Withheld	0

110	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2014

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. August 2014.	SAN-INSTT-814

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 7, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 7, 2014